UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	Vanguard Variable Insurance Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1:	Schedule of Investments

Vanguard Money Market Portfolio

Schedule of Investments

As of March 31, 2009

Yield Footnote

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (57.6%)
[2]	Federal Home Loan Bank	0.200%	4/15/09	20,000	19,998
[2]	Federal Home Loan Bank	1.917%–3.045%	4/22/09	24,789	24,749
[2]	Federal Home Loan Bank	0.320%–1.816%	5/13/09	13,000	12,978
[2]	Federal Home Loan Bank	0.340%	6/1/09	30,000	29,983
[2]	Federal Home Loan Bank	0.501%	6/12/09	5,000	4,995
[2,3]	Federal Home Loan Bank	1.232%	6/29/09	60,000	60,000
[2]	Federal Home Loan Bank	0.451%	7/13/09	10,000	9,987
[2]	Federal Home Loan Bank	0.630%	7/31/09	1,559	1,556
[2]	Federal Home Loan Mortgage Corp.	1.814%	4/6/09	10,000	9,998
[2]	Federal Home Loan Mortgage Corp.	1.916%	4/14/09	5,000	4,997
[2]	Federal Home Loan Mortgage Corp.	1.916%	4/15/09	3,000	2,998
[2]	Federal Home Loan Mortgage Corp.	2.944%	5/1/09	30,000	29,928
[2]	Federal Home Loan Mortgage Corp.	2.327%	5/4/09	7,500	7,484
[2]	Federal Home Loan Mortgage Corp.	1.521%	5/11/09	4,815	4,807
[2]	Federal Home Loan Mortgage Corp.	1.207%	5/15/09	5,000	4,993
[2]	Federal Home Loan Mortgage Corp.	0.431%	5/20/09	12,000	11,993
[2]	Federal Home Loan Mortgage Corp.	0.300%	5/21/09	60,000	59,975
[2]	Federal Home Loan Mortgage Corp.	0.451%	5/29/09	15,000	14,989
[2]	Federal Home Loan Mortgage Corp.	1.767%	6/2/09	5,000	4,985
[2]	Federal Home Loan Mortgage Corp.	0.340%	6/15/09	10,000	9,993
[2]	Federal Home Loan Mortgage Corp.	0.531%	7/13/09	25,000	24,962
[2]	Federal Home Loan Mortgage Corp.	0.461%–0.531%	7/20/09	17,500	17,475
[2]	Federal Home Loan Mortgage Corp.	0.572%	7/27/09	20,000	19,963
[2]	Federal Home Loan Mortgage Corp.	0.857%	12/7/09	2,290	2,276
[2]	Federal National Mortgage Assn.	0.350%	4/1/09	7,175	7,175
[2]	Federal National Mortgage Assn.	0.150%	4/13/09	17,000	16,999
[2]	Federal National Mortgage Assn.	3.036%	4/15/09	6,615	6,607
[2]	Federal National Mortgage Assn.	2.974%	4/22/09	3,000	2,995
[2]	Federal National Mortgage Assn.	1.501%	5/13/09	10,386	10,368
[2]	Federal National Mortgage Assn.	2.328%	5/14/09	20,000	19,945
[2]	Federal National Mortgage Assn.	0.497%	6/1/09	6,003	5,998
[2]	Federal National Mortgage Assn.	1.766%	6/2/09	40,000	39,879
[2]	Federal National Mortgage Assn.	1.309%	6/22/09	8,000	7,976
[2]	Federal National Mortgage Assn.	0.505%–0.644%	7/22/09	30,500	30,449
[2]	Federal National Mortgage Assn.	0.531%	7/29/09	15,000	14,974
[2]	Federal National Mortgage Assn.	0.826%	11/16/09	10,000	9,948
[2]	Federal National Mortgage Assn.	0.846%	12/1/09	62,000	61,647
[2]	Federal National Mortgage Assn.	0.867%	12/14/09	32,167	31,970
	U.S. Treasury Bill	0.220%–0.330%	5/7/09	65,000	64,983
	U.S. Treasury Bill	0.210%–0.225%	5/21/09	65,000	64,980
	U.S. Treasury Bill	0.280%	6/4/09	80,000	79,960
	U.S. Treasury Bill	0.240%	6/11/09	60,000	59,972
	U.S. Treasury Bill	0.391%	8/6/09	20,000	19,972
	U.S. Treasury Bill	0.481%	8/13/09	90,000	89,839
	U.S. Treasury Bill	0.471%	8/20/09	70,000	69,871
	U.S. Treasury Bill	0.496%	8/27/09	75,000	74,847
Total U.S. Goverment and Agency Obligations (Cost $1,187,416)					1,187,416

Commercial Paper (15.9%)
Finance - Auto (1.6%)
	American Honda Finance Corp.	0.550%–0.600%	4/7/09	11,600	11,599
	American Honda Finance Corp.	0.600%	4/22/09	1,000	1,000
	American Honda Finance Corp.	0.751%	5/6/09	2,000	1,998
	American Honda Finance Corp.	0.801%	5/18/09	1,240	1,239
	American Honda Finance Corp.	0.801%	5/22/09	1,000	999
	Toyota Motor Credit Corp.	3.697%	4/7/09	3,000	2,998
	Toyota Motor Credit Corp.	1.053%	4/20/09	6,000	5,997
	Toyota Motor Credit Corp.	1.153%	4/27/09	3,000	2,997
	Toyota Motor Credit Corp.	0.751%	6/10/09	4,410	4,404

					33,231
Finance - Other (1.0%)
	General Electric Capital Corp.	0.481%	6/3/09	20,000	19,983

Foreign Banks (4.1%)
[4]	Australia & New Zealand Banking Group, Ltd.	0.953%	5/6/09	6,776	6,770
	CBA (Delaware) Finance Inc.	0.320%	4/15/09	4,600	4,599
	CBA (Delaware) Finance Inc.	0.751%	4/29/09	10,000	9,994
	CBA (Delaware) Finance Inc.	0.250%	4/30/09	10,000	9,998
	CBA (Delaware) Finance Inc.	0.741%	6/17/09	3,000	2,995
	CBA (Delaware) Finance Inc.	0.741%–0.772%	6/18/09	5,000	4,992
[4]	Danske Corp.	0.641%	4/14/09	10,000	9,998
[4]	Danske Corp.	0.500%	4/20/09	10,000	9,997
	Santander Central Hispano Finance (Delaware), Inc.	0.375%	4/2/09	15,000	15,000
	Santander Central Hispano Finance (Delaware), Inc.	0.852%	4/27/09	10,000	9,994

					84,337
Foreign Governments (2.9%)
	Caisse d'Amortissement de la Dette Sociale	0.661%	4/6/09	3,956	3,956
	Caisse d'Amortissement de la Dette Sociale	0.661%	4/27/09	4,000	3,998
	Caisse d'Amortissement de la Dette Sociale	0.751%	5/4/09	10,000	9,993
	Caisse d'Amortissement de la Dette Sociale	0.751%	5/7/09	5,000	4,996
	Caisse d'Amortissement de la Dette Sociale	0.802%	6/3/09	5,000	4,993
	Caisse d'Amortissement de la Dette Sociale	0.903%	6/4/09	10,000	9,984
	Export Development Canada	0.451%	6/25/09	1,000	999
[4]	Kreditanstalt Fuer Wiederaufbau	0.260%	4/28/09	7,000	6,999
[4]	Kreditanstalt Fuer Wiederaufbau	0.430%	5/4/09	13,000	12,995

					58,913
Foreign Industrial (3.8%)
[4]	BP Capital Markets PLC	0.481%	6/23/09	9,000	8,990
[4]	BP Capital Markets PLC	0.481%	7/1/09	8,500	8,490
[4]	Nestle Capital Corp.	2.891%	4/6/09	3,250	3,249
[4]	Nestle Capital Corp.	0.300%	5/18/09	1,800	1,799
[4]	Nestle Capital Corp.	0.330%	6/2/09	2,000	1,999

[4]	Nestle Capital Corp.	0.350%	6/8/09	5,400	5,396
[4]	Nestle Capital Corp.	0.401%	7/7/09	4,000	3,996
[4]	Procter & Gamble International Funding SCA	0.350%	5/11/09	1,000	1,000
[4]	Procter & Gamble International Funding SCA	0.440%	6/1/09	1,000	999
[4]	Procter & Gamble International Funding SCA	0.481%	6/2/09	805	804
[4]	Procter & Gamble International Funding SCA	0.501%	6/4/09	1,860	1,858
[4]	Procter & Gamble International Funding SCA	0.440%	6/5/09	3,300	3,297
[4]	Procter & Gamble International Funding SCA	0.350%	6/8/09	1,000	999
[4]	Procter & Gamble International Funding SCA	0.471%–0.501%	6/16/09	2,610	2,607
[4]	Procter & Gamble International Funding SCA	0.501%	7/1/09	1,000	999
[4]	Sanofi-Aventis	0.310%	5/6/09	1,645	1,645
[4]	Shell International Finance BV	2.429%	5/1/09	5,970	5,958
[4]	Shell International Finance BV	1.918%	5/11/09	3,000	2,994
[4]	Shell International Finance BV	1.817%	5/29/09	2,980	2,971
[4]	Shell International Finance BV	1.918%	6/1/09	2,000	1,994
[4]	Total Capital Canada, Ltd.	0.410%	4/22/09	2,580	2,579
[4]	Total Capital SA	0.290%	4/3/09	14,400	14,400

					79,023
Industrial (2.5%)
[4]	Abbott Laboratories	0.330%	5/11/09	2,000	1,999
	Chevron Funding Corp.	0.280%	4/8/09	1,000	1,000
	Chevron Funding Corp.	0.280%	4/13/09	1,000	1,000
	Chevron Funding Corp.	0.280%	4/20/09	10,000	9,999
[4]	Coca Cola Co.	0.350%	4/20/09	1,800	1,800
[4]	Johnson & Johnson	0.350%	5/11/09	5,000	4,998
[4]	Johnson & Johnson	0.350%	5/13/09	3,000	2,999
[4]	Johnson & Johnson	0.350%	6/10/09	1,000	999
[4]	Johnson & Johnson	0.350%	6/29/09	1,000	999
	Merck & Co. Inc.	0.250%	4/24/09	5,000	4,999
[4]	Pfizer Inc.	0.300%	5/7/09	3,500	3,499
[4]	Pfizer Inc.	0.350%	5/27/09	3,500	3,498
[4]	Pfizer Inc.	0.350%	6/8/09	4,445	4,442
[4]	Pfizer Inc.	0.360%	6/9/09	4,500	4,497
[4]	Procter & Gamble Co.	0.440%	6/1/09	2,000	1,998
[4]	Procter & Gamble Co.	0.440%	6/3/09	2,000	1,998
[4]	Procter & Gamble Co.	0.370%	6/15/09	1,780	1,779

					52,503
Total Commercial Paper (Cost $327,990)					327,990
Certificates of Deposit (25.6%)
Domestic Banks (3.2%)
	Bank of America NA	0.500%	4/22/09	10,000	10,000
	State Street Bank & Trust Co.	0.800%	4/6/09	5,000	5,000
	State Street Bank & Trust Co.	4.420%	4/7/09	10,000	10,000
	State Street Bank & Trust Co.	0.900%	4/29/09	7,000	7,000
	State Street Bank & Trust Co.	0.900%	5/4/09	5,000	5,000

US Bank NA	0.750%	6/24/09	9,000	9,000
Wells Fargo Bank, NA	0.250%	4/22/09	20,000	20,000

				66,000
Eurodollar Certificates of Deposit (3.9%)
Australia & New Zealand Banking Group, Ltd.	0.470%	5/18/09	10,000	10,000
Bank of Nova Scotia	0.900%	4/6/09	4,000	4,000
Credit Agricole S.A.	0.700%	4/15/09	10,000	10,000
Credit Agricole S.A.	0.450%	4/20/09	15,000	15,000
HSBC Bank PLC	0.900%	5/5/09	8,000	8,000
HSBC Bank PLC	0.880%	5/11/09	10,000	10,000
HSBC Bank PLC	1.000%	6/18/09	5,000	5,000
National Australia Bank Ltd.	0.900%	5/11/09	10,000	10,000
National Australia Bank Ltd.	0.750%	6/17/09	8,000	8,000

				80,000
Yankee Certificates of Deposit (18.5%)
Australia and New Zealand Banking Group (New York Branch)	4.500%	4/9/09	10,000	10,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.850%	4/10/09	10,000	10,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.600%	4/15/09	10,000	10,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.950%	5/11/09	10,000	10,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	1.720%	6/22/09	8,000	8,000
Banco Santander (New York Branch)	4.920%	4/9/09	10,000	10,000
Bank of Montreal (Chicago Branch)	0.400%	4/6/09	7,000	7,000
Bank of Montreal (Chicago Branch)	0.400%	4/6/09	3,000	3,000
Bank of Montreal (Chicago Branch)	0.470%	4/13/09	6,000	6,000
Bank of Montreal (Chicago Branch)	0.470%	4/13/09	6,000	6,000
Bank of Montreal (Chicago Branch)	0.450%	4/16/09	10,000	10,000
Bank of Nova Scotia (Houston Branch)	4.500%	4/9/09	15,000	15,000
Bank of Nova Scotia (Houston Branch)	0.750%	4/27/09	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.750%	7/13/09	3,000	3,000
Barclays Bank PLC (New York Branch)	1.350%	5/13/09	10,000	10,000
Barclays Bank PLC (New York Branch)	2.100%	6/16/09	10,000	10,000
BNP Paribas (New York Branch)	0.700%	4/15/09	10,000	10,000
BNP Paribas (New York Branch)	1.050%	5/11/09	10,000	10,000
BNP Paribas (New York Branch)	1.020%	5/13/09	10,000	10,000
BNP Paribas (New York Branch)	1.730%	6/16/09	7,000	7,000
Lloyds TSB Bank PLC (New York Branch)	4.300%	4/10/09	10,000	10,000
Lloyds TSB Bank PLC (New York Branch)	1.280%	4/14/09	1,000	1,000
Lloyds TSB Bank PLC (New York Branch)	1.260%	6/15/09	8,000	8,000
Nordea Bank Finland PLC (New York Branch)	0.930%	5/4/09	10,000	10,000

Nordea Bank Finland PLC (New York Branch)	0.890%	5/6/09	10,000	10,000
Rabobank Nederland NV (New York Branch)	0.750%	5/5/09	10,000	10,000
Rabobank Nederland NV (New York Branch)	0.800%	5/11/09	15,000	15,000
Rabobank Nederland NV (New York Branch)	0.800%	7/28/09	20,000	20,000
Royal Bank of Canada (New York Branch)	0.250%	4/28/09	10,000	10,000
Royal Bank of Canada (New York Branch)	0.700%	6/10/09	9,000	9,000
Royal Bank of Scotland PLC (New York Branch)	0.600%	4/13/09	5,000	5,000
Royal Bank of Scotland PLC (New York Branch)	1.290%	5/11/09	10,000	10,000
Royal Bank of Scotland PLC (New York Branch)	1.400%	6/15/09	7,000	7,000
Societe Generale (New York Branch)	4.500%	4/9/09	10,000	10,000
Svenska Handelsbanken (New York Branch)	4.350%	4/9/09	10,000	10,000
Svenska Handelsbanken (New York Branch)	0.420%	4/20/09	20,000	20,000
Toronto Dominion Bank (New York Branch)	4.420%	4/10/09	10,000	10,000
Toronto Dominion Bank (New York Branch)	2.500%	5/27/09	4,000	4,000
Toronto Dominion Bank (New York Branch)	2.500%	5/27/09	4,000	4,000
Toronto Dominion Bank (New York Branch)	2.150%	6/15/09	10,000	10,000
Toronto Dominion Bank (New York Branch)	0.800%	7/16/09	9,000	9,000
Westpac Banking Corp. (New York Branch)	1.500%	6/23/09	10,000	10,000

				382,000
Total Certificates of Deposit (Cost $528,000)				528,000
Repurchase Agreement (0.7%)
Barclays Capital Inc. (Dated 3/31/09, Repurchase Value $14,913,000, collateralized by Federal National Mortgage Assn. 4.625%, 10/15/14) (Cost $14,913)	0.210%	4/1/09	14,913	14,913
Total Investments (99.8%) (Cost $2,058,319)			2,058,319
Other Assets and Liabilities-Net (0.2%)			4,304
Net Assets (100%)			2,062,623

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3	Adjustable-rate security.

4

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At March 31, 2009, the aggregate value of these securities was $161,287,000, representing 7.8% of net assets.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the portfolio's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments

As of March 31, 2009

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (72.8%)
U.S. Government Securities (25.8%)
U.S. Treasury Bond	13.250%	5/15/14	170	173
U.S. Treasury Bond	12.500%	8/15/14	275	287
U.S. Treasury Bond	11.250%	2/15/15	6,775	10,225
U.S. Treasury Bond	10.625%	8/15/15	35	53
U.S. Treasury Bond	9.875%	11/15/15	1,450	2,124
U.S. Treasury Bond	9.250%	2/15/16	75	108
U.S. Treasury Bond	7.250%	5/15/16	985	1,298
U.S. Treasury Bond	7.500%	11/15/16	2,200	2,955
U.S. Treasury Bond	8.750%	5/15/17	7,425	10,713
U.S. Treasury Bond	8.875%	8/15/17	6,850	9,998
U.S. Treasury Bond	9.125%	5/15/18	625	946
U.S. Treasury Bond	8.875%	2/15/19	1,835	2,768
U.S. Treasury Bond	8.125%	8/15/19	195	283
U.S. Treasury Bond	8.500%	2/15/20	65	97
U.S. Treasury Bond	8.750%	5/15/20	150	228
U.S. Treasury Bond	8.750%	8/15/20	9,075	13,848
U.S. Treasury Bond	7.875%	2/15/21	2,880	4,177
U.S. Treasury Bond	8.125%	5/15/21	360	534
U.S. Treasury Bond	8.000%	11/15/21	1,195	1,769
U.S. Treasury Bond	7.250%	8/15/22	210	297
U.S. Treasury Bond	7.625%	11/15/22	40	58
U.S. Treasury Bond	7.125%	2/15/23	2,190	3,080
U.S. Treasury Bond	6.250%	8/15/23	5,200	6,842
U.S. Treasury Bond	6.875%	8/15/25	75	108
U.S. Treasury Bond	6.000%	2/15/26	650	856
U.S. Treasury Bond	6.750%	8/15/26	7,380	10,501
U.S. Treasury Bond	6.500%	11/15/26	475	660
U.S. Treasury Bond	6.625%	2/15/27	1,765	2,486
U.S. Treasury Bond	6.375%	8/15/27	110	152
U.S. Treasury Bond	5.500%	8/15/28	20	25
U.S. Treasury Bond	5.250%	11/15/28	1,110	1,366
U.S. Treasury Bond	5.250%	2/15/29	2,950	3,634
U.S. Treasury Bond	6.125%	8/15/29	480	654
U.S. Treasury Bond	5.375%	2/15/31	2,350	2,966
U.S. Treasury Bond	4.500%	2/15/36	5,975	6,891
U.S. Treasury Bond	4.750%	2/15/37	1,800	2,159
U.S. Treasury Bond	5.000%	5/15/37	750	934
U.S. Treasury Bond	4.375%	2/15/38	700	796
U.S. Treasury Bond	4.500%	5/15/38	4,850	5,670
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	1,800	2,279
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	2,600	2,838
U.S. Treasury Note	1.750%	3/31/10	11,225	11,349
U.S. Treasury Note	2.625%	5/31/10	8,025	8,209
U.S. Treasury Note	2.875%	6/30/10	3,925	4,034
U.S. Treasury Note	2.750%	7/31/10	1,125	1,156
U.S. Treasury Note	4.125%	8/15/10	2,940	3,083
U.S. Treasury Note	2.375%	8/31/10	6,175	6,325

U.S. Treasury Note	2.000%	9/30/10	6,325	6,450
U.S. Treasury Note	1.500%	10/31/10	9,350	9,460
U.S. Treasury Note	4.500%	11/15/10	50	53
U.S. Treasury Note	1.250%	11/30/10	15,050	15,172
U.S. Treasury Note	0.875%	12/31/10	5,205	5,214
U.S. Treasury Note	0.875%	1/31/11	6,600	6,614
U.S. Treasury Note	4.500%	2/28/11	335	358
U.S. Treasury Note	0.875%	3/31/11	8,100	8,103
U.S. Treasury Note	5.125%	6/30/11	11,650	12,773
U.S. Treasury Note	4.875%	7/31/11	575	628
U.S. Treasury Note	4.625%	8/31/11	5,400	5,880
U.S. Treasury Note	4.500%	9/30/11	835	908
U.S. Treasury Note	1.750%	11/15/11	125	127
U.S. Treasury Note	4.625%	12/31/11	50	55
U.S. Treasury Note	4.750%	1/31/12	350	386
U.S. Treasury Note	4.625%	2/29/12	750	826
U.S. Treasury Note	1.375%	3/15/12	8,275	8,333
U.S. Treasury Note	4.500%	3/31/12	800	880
U.S. Treasury Note	4.500%	4/30/12	425	467
U.S. Treasury Note	4.750%	5/31/12	3,825	4,245
U.S. Treasury Note	4.875%	6/30/12	7,900	8,817
U.S. Treasury Note	4.625%	7/31/12	7,250	8,046
U.S. Treasury Note	4.125%	8/31/12	250	274
U.S. Treasury Note	4.250%	9/30/12	225	248
U.S. Treasury Note	3.875%	10/31/12	36,600	39,883
U.S. Treasury Note	3.375%	11/30/12	325	349
U.S. Treasury Note	2.750%	2/28/13	580	611
U.S. Treasury Note	3.500%	5/31/13	11,225	12,177
U.S. Treasury Note	3.375%	6/30/13	575	622
U.S. Treasury Note	3.375%	7/31/13	1,175	1,272
U.S. Treasury Note	3.125%	8/31/13	1,225	1,312
U.S. Treasury Note	3.125%	9/30/13	8,025	8,597
U.S. Treasury Note	2.750%	10/31/13	2,575	2,716
U.S. Treasury Note	2.000%	11/30/13	1,400	1,430
U.S. Treasury Note	1.500%	12/31/13	250	249
U.S. Treasury Note	1.750%	1/31/14	3,100	3,122
U.S. Treasury Note	1.875%	2/28/14	6,375	6,447
U.S. Treasury Note	1.750%	3/31/14	7,350	7,376
U.S. Treasury Note	4.250%	8/15/14	225	255
U.S. Treasury Note	4.000%	2/15/15	175	196
U.S. Treasury Note	4.125%	5/15/15	3,175	3,587
U.S. Treasury Note	4.250%	8/15/15	100	114
U.S. Treasury Note	5.125%	5/15/16	7,225	8,619
U.S. Treasury Note	4.875%	8/15/16	2,225	2,618
U.S. Treasury Note	4.625%	11/15/16	250	290
U.S. Treasury Note	4.625%	2/15/17	1,000	1,162
U.S. Treasury Note	4.750%	8/15/17	7,475	8,746
U.S. Treasury Note	4.250%	11/15/17	4,700	5,334
U.S. Treasury Note	4.000%	8/15/18	3,325	3,696
U.S. Treasury Note	3.750%	11/15/18	7,300	7,962

	U.S. Treasury Note	2.750%	2/15/19	7,000	7,042
					392,093
Agency Bonds and Notes (7.7%)
	Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	350	370
[1]	Federal Farm Credit Bank	4.750%	5/7/10	2,000	2,084
[1]	Federal Farm Credit Bank	5.250%	9/13/10	150	159
[1]	Federal Farm Credit Bank	3.750%	12/6/10	450	469
[1]	Federal Farm Credit Bank	2.625%	4/21/11	350	359
[1]	Federal Farm Credit Bank	5.375%	7/18/11	550	596
[1]	Federal Farm Credit Bank	3.875%	8/25/11	350	369
[1]	Federal Farm Credit Bank	2.250%	4/24/12	2,675	2,693
[1]	Federal Farm Credit Bank	4.500%	10/17/12	100	108
[1]	Federal Farm Credit Bank	3.875%	10/7/13	150	158
[1]	Federal Farm Credit Bank	4.875%	12/16/15	175	190
[1]	Federal Farm Credit Bank	5.125%	8/25/16	225	248
[1]	Federal Farm Credit Bank	4.875%	1/17/17	250	272
[1]	Federal Farm Credit Bank	5.150%	11/15/19	500	529
[1]	Federal Home Loan Bank	4.875%	5/14/10	100	104
[1]	Federal Home Loan Bank	7.625%	5/14/10	1,850	1,985
[1]	Federal Home Loan Bank	2.750%	6/18/10	350	357
[1]	Federal Home Loan Bank	3.500%	7/16/10	1,325	1,368
[1]	Federal Home Loan Bank	3.375%	8/13/10	50	52
[1]	Federal Home Loan Bank	3.375%	10/20/10	975	1,007
[1]	Federal Home Loan Bank	4.750%	12/10/10	125	132
[1]	Federal Home Loan Bank	3.625%	12/17/10	250	260
[1]	Federal Home Loan Bank	1.625%	3/16/11	500	502
[1]	Federal Home Loan Bank	3.125%	6/10/11	375	388
[1]	Federal Home Loan Bank	3.375%	6/24/11	1,500	1,564
[1]	Federal Home Loan Bank	3.625%	7/1/11	525	550
[1]	Federal Home Loan Bank	5.375%	8/19/11	3,125	3,402
[1]	Federal Home Loan Bank	3.750%	9/9/11	125	131
[1]	Federal Home Loan Bank	3.625%	9/16/11	275	288
[1]	Federal Home Loan Bank	4.875%	11/18/11	400	433
[1]	Federal Home Loan Bank	2.250%	4/13/12	500	504
[1]	Federal Home Loan Bank	4.625%	10/10/12	250	273
[1]	Federal Home Loan Bank	3.375%	2/27/13	300	314
[1]	Federal Home Loan Bank	3.875%	6/14/13	825	877
[1]	Federal Home Loan Bank	5.125%	8/14/13	725	806
[1]	Federal Home Loan Bank	4.000%	9/6/13	400	427
[1]	Federal Home Loan Bank	5.250%	9/13/13	875	971
[1]	Federal Home Loan Bank	4.500%	9/16/13	1,125	1,224
[1]	Federal Home Loan Bank	3.625%	10/18/13	750	783
[1]	Federal Home Loan Bank	4.875%	11/27/13	675	735
[1]	Federal Home Loan Bank	5.500%	8/13/14	1,600	1,823
[1]	Federal Home Loan Bank	5.375%	5/18/16	1,800	2,034
[1]	Federal Home Loan Bank	5.625%	6/13/16	75	76
[1]	Federal Home Loan Bank	5.125%	10/19/16	525	578
[1]	Federal Home Loan Bank	4.750%	12/16/16	2,100	2,283
[1]	Federal Home Loan Bank	4.875%	5/17/17	125	136
[1]	Federal Home Loan Bank	5.000%	11/17/17	125	136
[1]	Federal Home Loan Bank	5.250%	12/11/20	425	453
[1]	Federal Home Loan Bank	5.625%	6/11/21	35	39
[1]	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	550	561
[1]	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	1,225	1,254

[1]	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	1,275	1,313
[1]	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	2,500	2,642
[1]	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	125	132
[1]	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	275	283
[1]	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	150	159
[1]	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	500	518
[1]	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	675	677
[1]	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	2,700	2,965
[1]	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	1,000	1,054
[1]	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	4,250	4,605
[1]	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	2,250	2,499
[1]	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	800	807
[1]	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	2,000	2,238
[1]	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,075	1,175
[1]	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	425	458
[1]	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	650	710
[1]	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	600	637
[1]	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	275	300
[1]	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	450	500
[1]	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	3,500	3,924
[1]	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	707
[1]	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	375	430
[1]	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	1,000	1,123
[1]	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,000	1,145
[1]	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	610
[1]	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	615	590
[1]	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	375	380

[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	523
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,035
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	425	545
[1]	Federal National Mortgage Assn.	3.000%	7/12/10	1,900	1,949
[1]	Federal National Mortgage Assn.	4.250%	8/15/10	1,200	1,252
[1]	Federal National Mortgage Assn.	2.875%	10/12/10	400	411
[1]	Federal National Mortgage Assn.	4.750%	12/15/10	1,075	1,140
[1]	Federal National Mortgage Assn.	6.250%	2/1/11	400	421
[1]	Federal National Mortgage Assn.	5.500%	3/15/11	4,500	4,854
[1]	Federal National Mortgage Assn.	1.750%	3/23/11	800	805
[1]	Federal National Mortgage Assn.	5.125%	4/15/11	925	994
[1]	Federal National Mortgage Assn.	3.375%	5/19/11	1,000	1,042
[1]	Federal National Mortgage Assn.	5.000%	10/15/11	1,025	1,112
[1]	Federal National Mortgage Assn.	2.000%	1/9/12	1,000	1,009
[1]	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,633
[1]	Federal National Mortgage Assn.	4.875%	5/18/12	750	820
[1]	Federal National Mortgage Assn.	5.250%	8/1/12	150	157
[1]	Federal National Mortgage Assn.	4.375%	9/15/12	350	380
[1]	Federal National Mortgage Assn.	3.625%	2/12/13	425	451
[1]	Federal National Mortgage Assn.	4.750%	2/21/13	600	657
[1]	Federal National Mortgage Assn.	4.375%	3/15/13	1,850	2,010
[1]	Federal National Mortgage Assn.	4.625%	5/1/13	750	764
[1]	Federal National Mortgage Assn.	4.625%	10/15/13	2,950	3,242
[1]	Federal National Mortgage Assn.	2.875%	12/11/13	1,775	1,814
[1]	Federal National Mortgage Assn.	2.750%	3/13/14	675	682
[1]	Federal National Mortgage Assn.	4.625%	10/15/14	1,000	1,103
[1]	Federal National Mortgage Assn.	4.375%	10/15/15	500	543
[1]	Federal National Mortgage Assn.	5.250%	9/15/16	1,150	1,302
[1]	Federal National Mortgage Assn.	4.875%	12/15/16	1,500	1,661
[1]	Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,138
[1]	Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,219
[1]	Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,136
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,272
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	419
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	600	790
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	125	141
[1]	Financing Corp.	9.650%	11/2/18	225	335
	Private Export Funding Corp.	4.375%	3/15/19	200	205
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	150	167
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	50	56
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	325	366
[1]	Tennessee Valley Auth.	5.500%	7/18/17	275	310
[1]	Tennessee Valley Auth.	4.500%	4/1/18	150	161
[1]	Tennessee Valley Auth.	6.750%	11/1/25	50	64
[1]	Tennessee Valley Auth.	7.125%	5/1/30	1,000	1,290
[1]	Tennessee Valley Auth.	4.650%	6/15/35	175	170
[1]	Tennessee Valley Auth.	5.500%	6/15/38	100	109
[1]	Tennessee Valley Auth.	4.875%	1/15/48	100	99

[1]	Tennessee Valley Auth.	5.375%	4/1/56	50	53
					116,806
Conventional Mortgage-Backed Securities (36.6%)
[1,2]	Federal Home Loan Mortgage Corp.	4.000%	7/1/10–4/1/39	4,386	4,469
[1,2]	Federal Home Loan Mortgage Corp.	4.500%	11/1/09–3/1/39	16,486	16,981
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	11/1/17–12/1/38	48,140	49,806
[1,2]	Federal Home Loan Mortgage Corp.	5.500%	6/1/09–1/1/38	59,792	62,159
[1,2]	Federal Home Loan Mortgage Corp.	6.000%	4/1/09–4/1/39	40,091	41,977
[1,2]	Federal Home Loan Mortgage Corp.	6.500%	6/1/09–11/1/38	7,662	8,101
[1,2]	Federal Home Loan Mortgage Corp.	7.000%	5/1/09–9/1/36	2,435	2,584
[1,2]	Federal Home Loan Mortgage Corp.	7.500%	10/1/09–12/1/30	207	218
[1,2]	Federal Home Loan Mortgage Corp.	8.000%	10/1/09–7/1/30	183	192
[1,2]	Federal Home Loan Mortgage Corp.	8.500%	3/1/23–11/1/30	68	75
[1,2]	Federal Home Loan Mortgage Corp.	9.000%	5/1/27–5/1/30	6	7
[1,2]	Federal Home Loan Mortgage Corp.	9.500%	1/1/25–2/1/25	3	3
[1,2]	Federal Home Loan Mortgage Corp.	10.000%	3/1/17–11/1/19	4	4
[1,2]	Federal National Mortgage Assn.	4.000%	12/1/10–4/1/39	4,378	4,453
[1,2]	Federal National Mortgage Assn.	4.500%	9/1/11–4/1/39	22,942	23,669
[1,2]	Federal National Mortgage Assn.	5.000%	9/1/09–6/1/37	71,941	74,504
[1,2]	Federal National Mortgage Assn.	5.500%	3/1/17–4/1/39	91,919	95,668
[1,2]	Federal National Mortgage Assn.	6.000%	8/1/11–4/1/39	62,885	65,792
[1,2]	Federal National Mortgage Assn.	6.500%	6/1/09–4/1/39	22,031	23,249
[1,2]	Federal National Mortgage Assn.	7.000%	11/1/10–11/1/37	5,892	6,262
[1,2]	Federal National Mortgage Assn.	7.500%	11/1/11–7/1/32	271	288
[1,2]	Federal National Mortgage Assn.	8.000%	4/1/10–11/1/30	109	118
[1,2]	Federal National Mortgage Assn.	8.500%	7/1/22–4/1/31	37	42
[1,2]	Federal National Mortgage Assn.	9.000%	6/1/22–12/1/24	11	11
[1,2]	Federal National Mortgage Assn.	9.500%	12/1/18–2/1/25	6	7
[1,2]	Federal National Mortgage Assn.	10.000%	8/1/20–8/1/21	2	4
[1,2]	Federal National Mortgage Assn.	10.500%	8/1/20	1	1
[2]	Government National Mortgage Assn.	4.500%	8/15/18–4/1/39	1,777	1,822
[2]	Government National Mortgage Assn.	5.000%	3/15/18–4/1/39	10,915	11,324
[2]	Government National Mortgage Assn.	5.500%	6/15/18–2/15/39	25,813	26,879
[2]	Government National Mortgage Assn.	6.000%	4/15/11–1/20/39	22,721	23,742
[2]	Government National Mortgage Assn.	6.500%	7/15/09–10/15/38	8,466	8,886
[2]	Government National Mortgage Assn.	7.000%	11/15/11–8/20/36	669	712
[2]	Government National Mortgage Assn.	7.500%	6/15/12–1/15/31	211	225

[2]	Government National Mortgage Assn.	8.000%	2/15/22–12/15/30	137	145
[2]	Government National Mortgage Assn.	8.500%	7/15/09–7/15/30	36	38
[2]	Government National Mortgage Assn.	9.000%	4/15/16–7/15/30	62	64
[2]	Government National Mortgage Assn.	9.500%	4/15/17–12/15/21	12	12
[2]	Government National Mortgage Assn.	10.000%	5/15/20	1	1
[2]	Government National Mortgage Assn.	10.500%	5/15/19	11	12
[2]	Government National Mortgage Assn.	11.500%	2/15/13	2	2
					554,508
Nonconventional Mortgage-Backed Securities (2.7%)
[1,2]	Federal Home Loan Mortgage Corp.	4.381%	1/1/35	21	22
[1,2]	Federal Home Loan Mortgage Corp.	4.385%	12/1/34	345	348
[1,2]	Federal Home Loan Mortgage Corp.	4.587%	9/1/34	182	183
[1,2]	Federal Home Loan Mortgage Corp.	4.596%	11/1/34	341	348
[1,2]	Federal Home Loan Mortgage Corp.	4.596%	4/1/35	431	444
[1,2]	Federal Home Loan Mortgage Corp.	4.638%	12/1/35	473	485
[1,2]	Federal Home Loan Mortgage Corp.	4.650%	7/1/35	301	307
[1,2]	Federal Home Loan Mortgage Corp.	4.684%	12/1/34	170	173
[1,2]	Federal Home Loan Mortgage Corp.	4.797%	7/1/35	690	706
[1,2]	Federal Home Loan Mortgage Corp.	4.804%	3/1/36	397	405
[1,2]	Federal Home Loan Mortgage Corp.	5.001%	5/1/35	371	381
[1,2]	Federal Home Loan Mortgage Corp.	5.265%	3/1/36	416	428
[1,2]	Federal Home Loan Mortgage Corp.	5.287%	3/1/38	444	456
[1,2]	Federal Home Loan Mortgage Corp.	5.311%	12/1/36	113	115
[1,2]	Federal Home Loan Mortgage Corp.	5.330%	12/1/35	284	294
[1,2]	Federal Home Loan Mortgage Corp.	5.423%	4/1/37	527	545
[1,2]	Federal Home Loan Mortgage Corp.	5.427%	3/1/37	330	342
[1,2]	Federal Home Loan Mortgage Corp.	5.488%	2/1/36	340	349
[1,2]	Federal Home Loan Mortgage Corp.	5.549%	7/1/36	253	261

[1,2]	Federal Home Loan Mortgage Corp.	5.571%	5/1/36	364	375
[1,2]	Federal Home Loan Mortgage Corp.	5.596%	4/1/37	381	394
[1,2]	Federal Home Loan Mortgage Corp.	5.674%	12/1/36	552	572
[1,2]	Federal Home Loan Mortgage Corp.	5.685%	3/1/37	705	731
[1,2]	Federal Home Loan Mortgage Corp.	5.705%	9/1/36	1,122	1,163
[1,2]	Federal Home Loan Mortgage Corp.	5.768%	5/1/36	200	208
[1,2]	Federal Home Loan Mortgage Corp.	5.817%	6/1/37	1,220	1,267
[1,2]	Federal Home Loan Mortgage Corp.	5.823%	10/1/37	560	582
[1,2]	Federal Home Loan Mortgage Corp.	5.827%	4/1/37	455	471
[1,2]	Federal Home Loan Mortgage Corp.	5.881%	12/1/36	233	242
[1,2]	Federal Home Loan Mortgage Corp.	5.887%	5/1/37	555	576
[1,2]	Federal Home Loan Mortgage Corp.	5.974%	10/1/37	118	122
[1,2]	Federal Home Loan Mortgage Corp.	6.070%	8/1/37	416	432
[1,2]	Federal Home Loan Mortgage Corp.	6.108%	12/1/36	415	433
[1,2]	Federal Home Loan Mortgage Corp.	6.301%	6/1/37	331	347
[1,2]	Federal Home Loan Mortgage Corp.	6.503%	2/1/37	356	371
[1,2]	Federal National Mortgage Assn.	4.135%	5/1/34	192	196
[1,2]	Federal National Mortgage Assn.	4.415%	8/1/35	1,013	1,034
[1,2]	Federal National Mortgage Assn.	4.425%	7/1/35	183	187
[1,2]	Federal National Mortgage Assn.	4.573%	1/1/35	691	694
[1,2]	Federal National Mortgage Assn.	4.574%	11/1/34	410	418
[1,2]	Federal National Mortgage Assn.	4.622%	8/1/35	926	948
[1,2]	Federal National Mortgage Assn.	4.633%	9/1/34	330	336
[1,2]	Federal National Mortgage Assn.	4.642%	11/1/33	99	101
[1,2]	Federal National Mortgage Assn.	4.671%	10/1/34	185	186
[1,2]	Federal National Mortgage Assn.	4.689%	11/1/34	237	239
[1,2]	Federal National Mortgage Assn.	4.741%	9/1/34	74	75
[1,2]	Federal National Mortgage Assn.	4.745%	10/1/34	407	411
[1,2]	Federal National Mortgage Assn.	4.751%	6/1/34	153	157
[1,2]	Federal National Mortgage Assn.	4.772%	4/1/36	737	761
[1,2]	Federal National Mortgage Assn.	4.819%	12/1/35	498	509
[1,2]	Federal National Mortgage Assn.	4.829%	9/1/35	297	305
[1,2]	Federal National Mortgage Assn.	4.853%	11/1/35	651	667
[1,2]	Federal National Mortgage Assn.	4.856%	4/1/37	529	544
[1,2]	Federal National Mortgage Assn.	4.934%	7/1/35	108	111
[1,2]	Federal National Mortgage Assn.	4.979%	5/1/37	603	621
[1,2]	Federal National Mortgage Assn.	5.024%	8/1/37	618	636
[1,2]	Federal National Mortgage Assn.	5.029%	12/1/33	136	140
[1,2]	Federal National Mortgage Assn.	5.047%	11/1/35	284	292

[1,2]	Federal National Mortgage Assn.	5.059%	2/1/36	104	107
[1,2]	Federal National Mortgage Assn.	5.072%	12/1/35	676	694
[1,2]	Federal National Mortgage Assn.	5.118%	12/1/35	673	692
[1,2]	Federal National Mortgage Assn.	5.119%	1/1/36	307	316
[1,2]	Federal National Mortgage Assn.	5.176%	3/1/38	401	411
[1,2]	Federal National Mortgage Assn.	5.253%	3/1/37	311	321
[1,2]	Federal National Mortgage Assn.	5.257%	8/1/38	40	41
[1,2]	Federal National Mortgage Assn.	5.317%	7/1/38	50	51
[1,2]	Federal National Mortgage Assn.	5.323%	12/1/35	352	363
[1,2]	Federal National Mortgage Assn.	5.383%	2/1/36	296	305
[1,2]	Federal National Mortgage Assn.	5.451%	5/1/37	282	291
[1,2]	Federal National Mortgage Assn.	5.457%	2/1/36	445	459
[1,2]	Federal National Mortgage Assn.	5.575%	1/1/37	365	378
[1,2]	Federal National Mortgage Assn.	5.603%	7/1/36	125	129
[1,2]	Federal National Mortgage Assn.	5.621%	5/1/36	193	200
[1,2]	Federal National Mortgage Assn.	5.625%	3/1/37	332	345
[1,2]	Federal National Mortgage Assn.	5.656%	6/1/36	175	180
[1,2]	Federal National Mortgage Assn.	5.660%	6/1/37	180	186
[1,2]	Federal National Mortgage Assn.	5.674%	2/1/37	983	1,016
[1,2]	Federal National Mortgage Assn.	5.675%	3/1/37	1,197	1,241
[1,2]	Federal National Mortgage Assn.	5.693%	2/1/37	741	769
[1,2]	Federal National Mortgage Assn.	5.716%	9/1/36	211	219
[1,2]	Federal National Mortgage Assn.	5.734%	3/1/37	1,032	1,072
[1,2]	Federal National Mortgage Assn.	5.741%	12/1/36	1,267	1,314
[1,2]	Federal National Mortgage Assn.	5.753%	12/1/37	743	769
[1,2]	Federal National Mortgage Assn.	5.756%	4/1/36	347	359
[1,2]	Federal National Mortgage Assn.	5.769%	1/1/36	180	186
[1,2]	Federal National Mortgage Assn.	5.780%	4/1/37	238	246
[1,2]	Federal National Mortgage Assn.	5.804%	4/1/37	420	435
[1,2]	Federal National Mortgage Assn.	5.886%	9/1/36	859	892
[1,2]	Federal National Mortgage Assn.	5.947%	11/1/36	729	757
[1,2]	Federal National Mortgage Assn.	6.000%	10/1/37	532	553
[1,2]	Federal National Mortgage Assn.	6.064%	8/1/37	319	332
[1,2]	Federal National Mortgage Assn.	6.130%	6/1/36	76	79
[1,2]	Federal National Mortgage Assn.	6.597%	9/1/37	457	477
					40,631
Total U.S. Government and Agency Obligations (Cost $1,052,291)					1,104,038
Corporate Bonds (22.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (4.6%)
[2]	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	662	615
[2]	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	140	132
[2]	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	50	47
[2]	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	510	433
[2]	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	250	188
[2,3]	Banc of America Commercial Mortgage, Inc.	5.421%	9/10/45	5	2
[2]	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	700	568

[2,3]	Banc of America Commercial Mortgage, Inc.	5.120%	10/10/45	700	578
[2,3]	Banc of America Commercial Mortgage, Inc.	5.176%	10/10/45	5	3
[2]	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	500	365
[2]	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	225	162
[2,3]	Banc of America Commercial Mortgage, Inc.	6.165%	2/10/51	725	553
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	1,100	1,072
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	175	142
[2,3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	125	55
[2,3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.757%	9/11/38	105	46
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.664%	6/11/40	1,100	939
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.582%	9/11/41	60	26
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	100	90
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	825	625
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/42	175	111
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	397	353
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.151%	10/12/42	1,000	847
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	275	210
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	1,200	855
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	400	282
[2,3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	200	71
[2]	Capital Auto Receivables Asset Trust	4.680%	10/15/12	475	454
[2]	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	275	275
[2]	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	1,000	888
[2]	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	100	92
[2,3]	Capital One Prime Auto Receivables Trust	0.576%	4/15/11	842	831
[2]	CDC Commercial Mortgage Trust	5.676%	11/15/30	275	253
[2]	Chase Issuance Trust	4.650%	12/17/12	900	915
[2]	Chase Issuance Trust	4.650%	3/15/15	1,000	992
[2]	Chase Issuance Trust	5.400%	7/15/15	250	254
[2]	Citibank Credit Card Issuance Trust	4.150%	7/7/17	100	92
[2]	Citibank Credit Card Issuance Trust	5.650%	9/20/19	125	120
[2,3]	Citigroup Commercial Mortgage Trust	5.726%	3/15/49	575	454
[2,3]	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	350	237
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	760	593
[2,3]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.226%	7/15/44	250	120
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	500	333
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	125	53
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	650	501
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	350	240
[2,4]	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	750	785
[2]	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	500	384

Vanguard Total Bond Market Index Portfolio

Schedule of Investments

As of March 31, 2009

[2]	Commercial Mortgage Pass-Through Certificates	5.768%	6/10/46	350	262
[2]	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	150	127
[2,3]	Commercial Mortgage Pass-Through Certificates	5.816%	12/10/49	550	389
[2]	Countrywide Home Loans	4.769%	5/25/33	154	144
[2]	Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/35	438	432
[2,3]	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	200	177
[2]	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	210	170
[2,3]	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	15	7
[2]	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	850	667
[2]	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	30	13
[2,3]	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	5	2
[2]	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	1,300	978
[2,3]	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	850	496
[2]	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	50	21
[2]	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	450	289
[2]	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	175	97
[2,3]	CWCapital Cobalt	5.820%	5/15/46	1,000	600
[2]	DaimlerChrysler Auto Trust	4.200%	7/8/10	53	53
[2]	DaimlerChrysler Auto Trust	5.330%	8/8/10	97	97
[2]	DaimlerChrysler Auto Trust	3.700%	6/8/12	500	475
[2]	Discover Card Master Trust	5.650%	12/15/15	600	584
[2]	Discover Card Master Trust	5.650%	3/16/20	225	201
[2]	Fifth Third Auto Trust	4.070%	1/17/12	1,000	980
[2]	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	2,100	2,034
[2,3]	First Union National Bank Commercial Mortgage Trust	6.621%	10/15/35	250	235
[2]	Ford Credit Auto Owner Trust	4.370%	10/15/12	450	402
[2]	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	654	629
[2,3]	GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	1,175	916
[2]	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	1,350	1,287
[2]	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	150	129
[2]	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	100	91

[2]	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	1,500	1,252
[2]	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	100	86
[2]	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	615
[2]	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	300	283
[2]	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,300	1,015
[2,3]	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	5	2
[2]	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	325	240
[2]	GS Mortgage Securities Corp. II	5.506%	4/10/38	375	330
[2,3]	GS Mortgage Securities Corp. II	5.553%	4/10/38	200	148
[2]	GS Mortgage Securities Corp. II	5.396%	8/10/38	350	304
[2]	GS Mortgage Securities Corp. II	5.799%	8/10/45	300	194
[2]	Honda Auto Receivables Owner Trust	5.300%	7/21/10	62	62
[2]	Honda Auto Receivables Owner Trust	5.120%	10/15/10	333	334
[2]	Honda Auto Receivables Owner Trust	4.880%	9/18/14	225	232
[2]	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	91	89
[2]	JPMorgan Chase Commercial Mortgage Securities	4.200%	7/12/35	706	689
[2,3]	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	25	12
[2]	JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/39	150	126
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.371%	6/12/41	450	373
[2]	JPMorgan Chase Commercial Mortgage Securities	4.697%	7/15/42	500	414
[2]	JPMorgan Chase Commercial Mortgage Securities	4.780%	7/15/42	50	24
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.322%	1/12/43	5	2
[2]	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	640	626
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.445%	12/12/44	75	35
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.221%	12/15/44	95	45
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.875%	4/15/45	5	2
[2]	JPMorgan Chase Commercial Mortgage Securities	5.875%	4/15/45	550	408
[2]	JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/45	150	112
[2]	JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/49	550	442

[2]	JPMorgan Chase Commercial Mortgage Securities	5.818%	6/15/49	300	209
[2]	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	935	585
[2]	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	250	188
[2]	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	300	156
[2,3]	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	275	174
[2,3]	LB Commerical Conduit Mortgage Trust	5.933%	7/15/44	315	112
[2]	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,700	1,422
[2]	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	50	41
[2]	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	46	45
[2]	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	250	207
[2]	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	225	214
[2]	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	175	150
[2,3]	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	375	306
[2]	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	20	8
[2]	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	575	373
[2]	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	950	589
[2]	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	100	85
[2,3]	MBNA Credit Card Master Note Trust	1.244%	12/15/11	250	248
[2]	MBNA Master Credit Card Trust	7.000%	2/15/12	1,400	1,418
[2]	Merrill Lynch Mortgage Trust	5.236%	11/12/35	175	144
[2]	Merrill Lynch Mortgage Trust	5.107%	7/12/38	15	7
[2]	Merrill Lynch Mortgage Trust	5.657%	5/12/39	200	146
[2,3]	Merrill Lynch Mortgage Trust	5.291%	1/12/44	350	271
[2,3]	Merrill Lynch Mortgage Trust	5.829%	6/12/50	1,500	950
[2]	Merrill Lynch Mortgage Trust	5.690%	2/12/51	350	197
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.909%	6/12/46	1,400	1,037
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	75	30
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	965	537
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	275	219
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	350	224
[2]	Morgan Stanley Capital I	4.970%	4/14/40	1,217	1,034
[2,3]	Morgan Stanley Capital I	5.110%	6/15/40	200	171
[2,3]	Morgan Stanley Capital I	5.811%	8/12/41	5	2
[2]	Morgan Stanley Capital I	4.970%	12/15/41	150	131

[2]	Morgan Stanley Capital I	5.168%	1/14/42	125	95
[2,3]	Morgan Stanley Capital I	5.650%	6/11/42	150	112
[2]	Morgan Stanley Capital I	5.230%	9/15/42	2,625	2,159
[2]	Morgan Stanley Capital I	5.772%	10/15/42	210	163
[2,3]	Morgan Stanley Capital I	5.776%	10/15/42	10	4
[2,3]	Morgan Stanley Capital I	5.208%	11/14/42	5	2
[2,3]	Morgan Stanley Capital I	5.208%	11/14/42	650	533
[2]	Morgan Stanley Capital I	6.280%	1/11/43	475	352
[2,3]	Morgan Stanley Capital I	5.387%	3/12/44	675	518
[2,3]	Morgan Stanley Capital I	5.691%	4/15/49	25	9
[2,3]	Morgan Stanley Capital I	5.881%	6/11/49	100	36
[2,3]	Morgan Stanley Capital I	5.544%	11/12/49	135	51
[2]	Morgan Stanley Capital I	5.809%	12/12/49	425	273
[2]	Morgan Stanley Capital I	5.090%	10/12/52	300	263
[2,3]	Morgan Stanley Capital I	5.204%	10/12/52	100	47
[2]	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	2,500	2,458
[2]	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	175	181
[2]	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	200	201
[2]	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	600	619
[2]	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	1,570	1,491
[2]	PSE&G Transition Funding LLC	6.890%	12/15/17	600	671
[2]	Salomon Brothers Mortgage Securities VII	5.559%	9/25/33	418	341
[2]	USAA Auto Owner Trust	5.360%	2/15/11	131	132
[2]	USAA Auto Owner Trust	4.710%	2/18/14	350	356
[2]	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	1,225	1,111
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	115	96
[2]	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	100	96
[2]	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	425	363
[2]	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	265	258
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.229%	7/15/41	475	413
[2]	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	400	333
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	250	199
[2]	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	175	146
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.741%	5/15/43	375	282
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.741%	5/15/43	150	63
[2]	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	800	634
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.210%	10/15/44	875	749

[2,3]	Wachovia Bank Commercial Mortgage Trust	5.265%	12/15/44	950	776
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.818%	5/15/46	140	48
[2]	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	250	167
[2]	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	142
[2]	World Omni Auto Receivables Trust	3.940%	10/15/12	500	502
					68,791
Finance (7.2%)
	Banking (4.9%)
[2]	Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	108
	Abbey National PLC	7.950%	10/26/29	275	233
	American Exoress Co.	7.000%	3/19/18	200	175
	American Express Bank, FSB	5.550%	10/17/12	250	230
	American Express Bank, FSB	5.500%	4/16/13	350	314
	American Express Centurion Bank	5.200%	11/26/10	100	96
	American Express Centurion Bank	5.950%	6/12/17	50	42
	American Express Centurion Bank	6.000%	9/13/17	125	104
	American Express Co.	5.500%	9/12/16	100	80
	American Express Co.	6.150%	8/28/17	100	83
	American Express Co.	8.150%	3/19/38	50	46
[2]	American Express Co.	6.800%	9/1/66	200	96
	American Express Credit Corp.	5.000%	12/2/10	125	120
	American Express Credit Corp.	5.875%	5/2/13	700	615
[4]	American Express Travel	5.250%	11/21/11	25	23
	AmSouth Bank NA	5.200%	4/1/15	150	121
[4]	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	225	224
	Bank of America Corp.	4.500%	8/1/10	225	216
	Bank of America Corp.	4.250%	10/1/10	225	211
	Bank of America Corp.	4.375%	12/1/10	75	71
	Bank of America Corp.	6.250%	4/15/12	350	334
[5]	Bank of America Corp.	2.100%	4/30/12	1,425	1,432
[5]	Bank of America Corp.	3.125%	6/15/12	700	725
[5]	Bank of America Corp.	2.375%	6/22/12	750	761
	Bank of America Corp.	4.875%	9/15/12	100	90
	Bank of America Corp.	4.900%	5/1/13	250	224
	Bank of America Corp.	5.375%	6/15/14	120	105
	Bank of America Corp.	5.125%	11/15/14	1,630	1,412
	Bank of America Corp.	5.250%	12/1/15	75	50
	Bank of America Corp.	5.750%	8/15/16	100	68
	Bank of America Corp.	5.420%	3/15/17	175	106
	Bank of America Corp.	5.750%	12/1/17	175	146
	Bank of America Corp.	5.650%	5/1/18	200	168
[5]	Bank of America, NA	1.700%	12/23/10	350	353
	Bank of America, NA	5.300%	3/15/17	1,125	846
	Bank of New York Mellon	6.375%	4/1/12	100	103
	Bank of New York Mellon	4.950%	11/1/12	300	308
	Bank of New York Mellon	4.500%	4/1/13	50	50
	Bank of New York Mellon	5.125%	8/27/13	25	26
	Bank of New York Mellon	4.950%	3/15/15	200	194
[5]	Bank of the West	2.150%	3/27/12	300	302
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	175	179

	Bank One Corp.	7.875%	8/1/10	50	51
	Bank One Corp.	5.250%	1/30/13	50	46
	Bank One Corp.	4.900%	4/30/15	100	87
[2]	Barclays Bank PLC	6.278%	12/29/49	80	26
	BB&T Capital Trust II	6.750%	6/7/36	175	97
[2]	BB&T Capital Trust IV	6.820%	6/12/57	25	11
	BB&T Corp.	6.500%	8/1/11	125	126
	BB&T Corp.	4.750%	10/1/12	250	240
	BB&T Corp.	5.200%	12/23/15	125	119
	BB&T Corp.	5.625%	9/15/16	175	158
	BB&T Corp.	4.900%	6/30/17	75	65
	Bear Stearns Co., Inc.	4.550%	6/23/10	425	430
	Bear Stearns Co., Inc.	4.500%	10/28/10	300	297
	Bear Stearns Co., Inc.	5.350%	2/1/12	50	50
	Bear Stearns Co., Inc.	5.700%	11/15/14	225	216
	Bear Stearns Co., Inc.	5.300%	10/30/15	50	46
	Bear Stearns Co., Inc.	5.550%	1/22/17	650	545
	Bear Stearns Co., Inc.	6.400%	10/2/17	350	338
	Bear Stearns Co., Inc.	7.250%	2/1/18	325	333
	Capital One Bank	5.750%	9/15/10	175	175
	Capital One Capital III	7.686%	8/15/36	125	43
	Capital One Capital IV	6.745%	2/17/37	75	26
	Capital One Financial Corp.	5.700%	9/15/11	100	90
	Capital One Financial Corp.	4.800%	2/21/12	100	91
	Capital One Financial Corp.	5.500%	6/1/15	25	20
	Capital One Financial Corp.	6.150%	9/1/16	125	80
	Capital One Financial Corp.	5.250%	2/21/17	50	40
	Capital One Financial Corp.	6.750%	9/15/17	75	63
	Charter One Bank N.A.	5.500%	4/26/11	300	290
[5]	Citibank, NA	1.625%	3/30/11	200	200
[2,4]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	500	443
[5]	Citigroup Funding, Inc.	2.000%	3/30/12	200	201
	Citigroup, Inc.	4.625%	8/3/10	125	117
	Citigroup, Inc.	6.500%	1/18/11	500	484
	Citigroup, Inc.	5.125%	2/14/11	75	71
	Citigroup, Inc.	5.100%	9/29/11	550	497
[5]	Citigroup, Inc.	2.875%	12/9/11	525	539
	Citigroup, Inc.	6.000%	2/21/12	175	162
	Citigroup, Inc.	5.250%	2/27/12	225	200
[5]	Citigroup, Inc.	2.125%	4/30/12	1,250	1,257
	Citigroup, Inc.	5.500%	8/27/12	50	44
	Citigroup, Inc.	5.625%	8/27/12	325	248
	Citigroup, Inc.	5.300%	10/17/12	650	567
	Citigroup, Inc.	5.500%	4/11/13	600	535
	Citigroup, Inc.	6.500%	8/19/13	525	480
	Citigroup, Inc.	5.125%	5/5/14	100	85
	Citigroup, Inc.	5.000%	9/15/14	975	634
	Citigroup, Inc.	4.700%	5/29/15	50	41
	Citigroup, Inc.	5.300%	1/7/16	225	189
	Citigroup, Inc.	6.000%	8/15/17	225	193
	Citigroup, Inc.	6.125%	11/21/17	200	175
	Citigroup, Inc.	6.125%	5/15/18	25	21
	Citigroup, Inc.	6.625%	6/15/32	100	55
	Citigroup, Inc.	5.875%	2/22/33	375	196
	Citigroup, Inc.	6.000%	10/31/33	200	105

	Citigroup, Inc.	6.125%	8/25/36	100	52
	Citigroup, Inc.	5.875%	5/29/37	325	246
	Citigroup, Inc.	6.875%	3/5/38	400	347
	Comerica Bank	5.750%	11/21/16	225	167
	Comerica Bank	5.200%	8/22/17	75	54
[2]	Comerica Capital Trust II	6.576%	2/20/37	150	44
	Compass Bank	6.400%	10/1/17	75	62
	Compass Bank	5.900%	4/1/26	50	32
	Countrywide Financial Corp.	6.250%	5/15/16	125	92
	Countrywide Home Loan	4.000%	3/22/11	250	227
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	675	678
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	150	152
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	257
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	400	410
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	340	335
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	675	621
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	685	647
[2]	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	225	77
	Deutsche Bank AG London	5.375%	10/12/12	200	203
	Deutsche Bank AG London	4.875%	5/20/13	300	294
	Deutsche Bank AG London	6.000%	9/1/17	550	532
	Deutsche Bank Financial LLC	5.375%	3/2/15	300	282
	FIA Card Services NA	6.625%	6/15/12	100	98
	Fifth Third Bancorp.	4.200%	2/23/10	100	97
	Fifth Third Bancorp.	8.250%	3/1/38	225	133
[2]	Fifth Third Capital Trust IV	6.500%	4/15/67	300	99
	First Tennessee Bank	5.050%	1/15/15	50	33
	Golden West Financial Corp.	4.750%	10/1/12	75	69
[2]	Goldman Sachs Capital II	5.793%	12/29/49	200	86
[5]	Goldman Sachs Group, Inc.	1.700%	3/15/11	300	301
[5]	Goldman Sachs Group, Inc.	1.625%	7/15/11	300	301
	Goldman Sachs Group, Inc.	6.600%	1/15/12	875	883
	Goldman Sachs Group, Inc.	5.300%	2/14/12	50	49
[5]	Goldman Sachs Group, Inc.	3.250%	6/15/12	850	887
	Goldman Sachs Group, Inc.	5.700%	9/1/12	50	49
	Goldman Sachs Group, Inc.	5.450%	11/1/12	275	268
	Goldman Sachs Group, Inc.	5.250%	4/1/13	150	142
	Goldman Sachs Group, Inc.	4.750%	7/15/13	1,100	1,021
	Goldman Sachs Group, Inc.	5.250%	10/15/13	200	191
	Goldman Sachs Group, Inc.	5.150%	1/15/14	135	126
	Goldman Sachs Group, Inc.	5.000%	10/1/14	25	23
	Goldman Sachs Group, Inc.	5.125%	1/15/15	290	265
	Goldman Sachs Group, Inc.	5.350%	1/15/16	525	469
	Goldman Sachs Group, Inc.	5.750%	10/1/16	425	388
	Goldman Sachs Group, Inc.	5.625%	1/15/17	450	370
	Goldman Sachs Group, Inc.	6.250%	9/1/17	475	442
	Goldman Sachs Group, Inc.	5.950%	1/18/18	825	749

	Goldman Sachs Group, Inc.	6.150%	4/1/18	200	184
	Goldman Sachs Group, Inc.	5.950%	1/15/27	300	207
	Goldman Sachs Group, Inc.	6.125%	2/15/33	125	104
	Goldman Sachs Group, Inc.	6.345%	2/15/34	400	244
	Goldman Sachs Group, Inc.	6.450%	5/1/36	75	51
	Goldman Sachs Group, Inc.	6.750%	10/1/37	600	416
[4]	HBOS Treasury Services PLC	5.250%	2/21/17	550	523
[4]	HBOS Treasury Services PLC	6.750%	5/21/18	150	113
	HSBC Bank USA	5.625%	8/15/35	250	191
	HSBC Holdings PLC	7.625%	5/17/32	100	81
	HSBC Holdings PLC	7.350%	11/27/32	100	80
	HSBC Holdings PLC	6.500%	5/2/36	500	422
	HSBC Holdings PLC	6.500%	9/15/37	425	345
	HSBC Holdings PLC	6.800%	6/1/38	75	64
	JPM Capital Trust	6.550%	9/29/36	125	78
	JPMorgan Capital Trust	5.875%	3/15/35	200	115
[5]	JPMorgan Chase & Co.	1.650%	2/23/11	500	503
	JPMorgan Chase & Co.	5.600%	6/1/11	350	355
	JPMorgan Chase & Co.	4.850%	6/16/11	375	372
[5]	JPMorgan Chase & Co.	3.125%	12/1/11	550	568
	JPMorgan Chase & Co.	4.500%	1/15/12	200	196
	JPMorgan Chase & Co.	6.625%	3/15/12	100	99
[5]	JPMorgan Chase & Co.	2.200%	6/15/12	500	505
	JPMorgan Chase & Co.	5.375%	10/1/12	675	685
	JPMorgan Chase & Co.	5.750%	1/2/13	725	694
	JPMorgan Chase & Co.	4.750%	5/1/13	475	467
	JPMorgan Chase & Co.	4.875%	3/15/14	230	214
	JPMorgan Chase & Co.	5.125%	9/15/14	410	371
	JPMorgan Chase & Co.	4.750%	3/1/15	50	48
	JPMorgan Chase & Co.	5.250%	5/1/15	650	584
	JPMorgan Chase & Co.	5.150%	10/1/15	150	135
	JPMorgan Chase & Co.	5.875%	6/13/16	25	23
	JPMorgan Chase & Co.	6.125%	6/27/17	75	67
	JPMorgan Chase & Co.	6.000%	10/1/17	75	70
	JPMorgan Chase & Co.	6.000%	1/15/18	75	74
	JPMorgan Chase & Co.	5.850%	8/1/35	150	85
	JPMorgan Chase & Co.	6.400%	5/15/38	300	289
	JPMorgan Chase Capital XXII	6.450%	2/2/37	225	141
	JPMorgan Chase Capital XXV	6.800%	10/1/37	225	152
	KeyBank NA	5.500%	9/17/12	175	165
	KeyBank NA	5.800%	7/1/14	125	104
	KeyBank NA	4.950%	9/15/15	150	120
	KeyBank NA	5.450%	3/3/16	150	124
	KeyCorp	6.500%	5/14/13	150	144
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	174
	Marshall & Ilsley Bank	4.850%	6/16/15	275	208
	MBNA Corp.	6.125%	3/1/13	125	102
	MBNA Corp.	5.000%	6/15/15	50	37
	Mellon Bank NA	4.750%	12/15/14	50	47
	Mellon Funding Corp.	5.000%	12/1/14	300	284
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	50	50
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	125	113
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	50	42
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	200	162
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	450	369

	Merrill Lynch & Co., Inc.	5.000%	2/3/14	150	113
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	225	173
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	500	384
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	225	137
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	250	142
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	400	287
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	625	488
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	75	53
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	375	211
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	175	79
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	275	156
	Morgan Stanley Dean Witter	4.000%	1/15/10	400	399
	Morgan Stanley Dean Witter	4.250%	5/15/10	300	298
[5]	Morgan Stanley Dean Witter	2.900%	12/1/10	300	309
	Morgan Stanley Dean Witter	5.050%	1/21/11	50	50
	Morgan Stanley Dean Witter	6.750%	4/15/11	500	503
[5]	Morgan Stanley Dean Witter	3.250%	12/1/11	800	830
	Morgan Stanley Dean Witter	5.625%	1/9/12	300	295
	Morgan Stanley Dean Witter	6.600%	4/1/12	375	379
[5]	Morgan Stanley Dean Witter	1.950%	6/20/12	1,075	1,081
	Morgan Stanley Dean Witter	5.750%	8/31/12	400	391
	Morgan Stanley Dean Witter	5.300%	3/1/13	150	144
	Morgan Stanley Dean Witter	4.750%	4/1/14	525	419
	Morgan Stanley Dean Witter	6.000%	4/28/15	300	283
	Morgan Stanley Dean Witter	5.375%	10/15/15	175	164
	Morgan Stanley Dean Witter	5.750%	10/18/16	375	341
	Morgan Stanley Dean Witter	5.450%	1/9/17	575	510
	Morgan Stanley Dean Witter	5.550%	4/27/17	50	44
	Morgan Stanley Dean Witter	5.950%	12/28/17	375	338
	Morgan Stanley Dean Witter	6.625%	4/1/18	100	95
	Morgan Stanley Dean Witter	6.250%	8/9/26	450	380
	Morgan Stanley Dean Witter	7.250%	4/1/32	150	141
	National City Corp.	4.900%	1/15/15	500	439
[2]	National City Preferred Capital Trust I	12.000%	12/31/49	125	85
[4]	Nationwide Building Society	5.500%	7/18/12	575	546
	North Fork Bancorp., Inc.	5.875%	8/15/12	150	134
[4]	Northern Rock PLC	5.625%	6/22/17	1,150	1,057
	Northern Trust Co.	5.500%	8/15/13	50	52
	PNC Bank NA	4.875%	9/21/17	325	277
	PNC Bank NA	6.000%	12/7/17	100	92
	PNC Bank NA	6.875%	4/1/18	50	48
	PNC Funding Corp.	5.250%	11/15/15	100	90
	PNC Funding Corp.	5.625%	2/1/17	75	68
	Regions Financial Corp.	6.375%	5/15/12	200	184
	Regions Financial Corp.	7.375%	12/10/37	175	122
[2]	Regions Financial Corp.	6.625%	5/15/47	250	75
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	225	144
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	125	85
	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	375	379
	Santander Financial Issuances	6.375%	2/15/11	50	48
	Sanwa Bank Ltd.	7.400%	6/15/11	725	712
	Southtrust Corp.	5.800%	6/15/14	50	45
	Sovereign Bancorp, Inc.	4.800%	9/1/10	200	196

	Sovereign Bancorp, Inc.	8.750%	5/30/18	75	60
[2,4]	Standard Chartered PLC	6.409%	12/31/49	150	69
[5]	State Street Corp.	2.150%	4/30/12	325	328
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	445	459
	SunTrust Banks, Inc.	5.250%	11/5/12	100	99
	SunTrust Banks, Inc.	5.000%	9/1/15	100	88
	SunTrust Banks, Inc.	5.200%	1/17/17	100	88
	SunTrust Banks, Inc.	6.000%	9/11/17	50	46
	SunTrust Banks, Inc.	5.450%	12/1/17	300	271
	SunTrust Banks, Inc.	7.250%	3/15/18	75	73
	SunTrust Capital VIII	6.100%	12/15/36	150	77
	Swiss Bank Corp.	7.000%	10/15/15	250	226
	Swiss Bank Corp.	7.375%	6/15/17	100	89
	Synovus Financial Corp.	5.125%	6/15/17	125	89
	UBS AG	5.875%	12/20/17	425	361
	UBS AG	5.750%	4/25/18	375	314
	UFJ Finance Aruba AEC	6.750%	7/15/13	150	156
	Union Bank of California NA	5.950%	5/11/16	100	89
	Union Planters Corp.	7.750%	3/1/11	300	272
	UnionBanCal Corp.	5.250%	12/16/13	50	47
	US Bank NA	4.950%	10/30/14	425	413
[2]	USB Capital IX	6.189%	4/15/49	300	117
	Wachovia Bank NA	7.800%	8/18/10	75	74
	Wachovia Bank NA	4.875%	2/1/15	270	230
	Wachovia Bank NA	6.000%	11/15/17	200	177
	Wachovia Bank NA	5.850%	2/1/37	300	214
	Wachovia Bank NA	6.600%	1/15/38	275	214
[2]	Wachovia Capital Trust III	5.800%	3/15/11	300	108
	Wachovia Corp.	4.375%	6/1/10	125	125
	Wachovia Corp.	5.300%	10/15/11	175	172
	Wachovia Corp.	5.500%	5/1/13	350	327
	Wachovia Corp.	4.875%	2/15/14	255	209
	Wachovia Corp.	5.625%	10/15/16	125	98
	Wachovia Corp.	5.750%	6/15/17	425	389
	Wachovia Corp.	5.750%	2/1/18	300	270
[4]	Wachovia Corp.	8.000%	12/15/26	600	378
	Wachovia Corp.	5.500%	8/1/35	450	278
	Wells Fargo & Co.	4.200%	1/15/10	235	239
	Wells Fargo & Co.	4.875%	1/12/11	200	199
	Wells Fargo & Co.	5.300%	8/26/11	175	174
[5]	Wells Fargo & Co.	3.000%	12/9/11	450	464
[5]	Wells Fargo & Co.	2.125%	6/15/12	275	277
	Wells Fargo & Co.	5.250%	10/23/12	200	194
	Wells Fargo & Co.	4.375%	1/31/13	275	259
	Wells Fargo & Co.	4.950%	10/16/13	175	161
	Wells Fargo & Co.	5.000%	11/15/14	75	63
	Wells Fargo & Co.	5.625%	12/11/17	375	342
	Wells Fargo & Co.	5.375%	2/7/35	200	151
	Wells Fargo Bank NA	4.750%	2/9/15	1,225	1,085
	Wells Fargo Bank NA	5.750%	5/16/16	125	109
	Wells Fargo Bank NA	5.950%	8/26/36	150	123
[2]	Wells Fargo Capital XIII	7.700%	12/29/49	450	216
[2]	Wells Fargo Capital XV	9.750%	12/29/49	225	167
	Zions Bancorp.	5.500%	11/16/15	175	114

Brokerage (0.1%)
Ameriprise Financial Inc.	5.350%	11/15/10	150	140
Ameriprise Financial Inc.	5.650%	11/15/15	125	104
BlackRock, Inc.	6.250%	9/15/17	100	97
Jefferies Group Inc.	6.450%	6/8/27	375	210
Jefferies Group Inc.	6.250%	1/15/36	175	94
Lazard Group	6.850%	6/15/17	325	252

Finance Companies (1.1%)
American General Finance Corp.	4.875%	5/15/10	100	49
American General Finance Corp.	4.875%	7/15/12	25	10
American General Finance Corp.	5.375%	10/1/12	50	20
American General Finance Corp.	5.850%	6/1/13	355	138
American General Finance Corp.	5.750%	9/15/16	425	149
American General Finance Corp.	6.900%	12/15/17	150	55
Block Financial LLC	7.875%	1/15/13	25	25
CIT Group Funding Co. of Canada	4.650%	7/1/10	350	285
CIT Group Funding Co. of Canada	5.200%	6/1/15	125	75
CIT Group, Inc.	5.200%	11/3/10	75	60
CIT Group, Inc.	4.750%	12/15/10	25	20
CIT Group, Inc.	7.625%	11/30/12	125	93
CIT Group, Inc.	5.400%	3/7/13	50	30
CIT Group, Inc.	5.000%	2/1/15	100	57
CIT Group, Inc.	5.400%	1/30/16	450	270
CIT Group, Inc.	5.850%	9/15/16	100	56
CIT Group, Inc.	5.650%	2/13/17	150	87
CIT Group, Inc.	6.000%	4/1/36	75	34
General Electric Capital Corp.	4.125%	9/1/09	225	226

Vanguard Total Bond Market Index Portfolio

Schedule of Investments

As of March 31, 2009

	General Electric Capital Corp.	4.250%	9/13/10	175	175
	General Electric Capital Corp.	4.875%	10/21/10	500	502
	General Electric Capital Corp.	5.000%	12/1/10	75	75
[5]	General Electric Capital Corp.	1.625%	1/7/11	600	602
	General Electric Capital Corp.	6.125%	2/22/11	390	397
[5]	General Electric Capital Corp.	1.800%	3/11/11	750	754
	General Electric Capital Corp.	5.500%	4/28/11	100	101
[5]	General Electric Capital Corp.	3.000%	12/9/11	475	489
	General Electric Capital Corp.	5.875%	2/15/12	625	626
	General Electric Capital Corp.	4.375%	3/3/12	100	97
[5]	General Electric Capital Corp.	2.250%	3/12/12	425	429
[5]	General Electric Capital Corp.	2.200%	6/8/12	900	908
	General Electric Capital Corp.	6.000%	6/15/12	475	473
	General Electric Capital Corp.	5.250%	10/19/12	525	506
	General Electric Capital Corp.	5.450%	1/15/13	75	72
	General Electric Capital Corp.	4.800%	5/1/13	425	400
	General Electric Capital Corp.	5.500%	6/4/14	400	381
	General Electric Capital Corp.	5.650%	6/9/14	125	119
	General Electric Capital Corp.	5.625%	9/15/17	500	436
	General Electric Capital Corp.	5.625%	5/1/18	1,275	1,106
	General Electric Capital Corp.	6.750%	3/15/32	1,000	809
	General Electric Capital Corp.	6.150%	8/7/37	300	224
	General Electric Capital Corp.	5.875%	1/14/38	675	478
	General Electric Capital Corp.	6.875%	1/10/39	1,000	801
[2]	General Electric Capital Corp.	6.375%	11/15/67	650	338
[2]	HSBC Finance Capital Trust IX	5.911%	11/30/35	100	20
	HSBC Finance Corp.	4.625%	9/15/10	475	434
	HSBC Finance Corp.	5.250%	1/14/11	150	130
	HSBC Finance Corp.	5.700%	6/1/11	475	405
	HSBC Finance Corp.	6.375%	10/15/11	100	86
	HSBC Finance Corp.	7.000%	5/15/12	275	223
	HSBC Finance Corp.	6.375%	11/27/12	75	60
	HSBC Finance Corp.	5.250%	1/15/14	400	323
	HSBC Finance Corp.	5.000%	6/30/15	575	429
	HSBC Finance Corp.	5.500%	1/19/16	150	111
	International Lease Finance Corp.	5.125%	11/1/10	125	86
	International Lease Finance Corp.	4.950%	2/1/11	450	288
	International Lease Finance Corp.	5.450%	3/24/11	50	33
	International Lease Finance Corp.	5.750%	6/15/11	300	199
	International Lease Finance Corp.	5.300%	5/1/12	75	41
	International Lease Finance Corp.	5.000%	9/15/12	350	191
	International Lease Finance Corp.	6.375%	3/25/13	150	79
	International Lease Finance Corp.	5.625%	9/20/13	75	41
	International Lease Finance Corp.	5.650%	6/1/14	150	74
	SLM Corp.	4.500%	7/26/10	50	38
	SLM Corp.	5.400%	10/25/11	450	279
	SLM Corp.	5.375%	1/15/13	150	83
	SLM Corp.	5.050%	11/14/14	450	214
	SLM Corp.	8.450%	6/15/18	300	159
	SLM Corp.	5.625%	8/1/33	75	30

	Insurance (0.8%)
	ACE Capital Trust II	9.700%	4/1/30	50	39
	ACE INA Holdings, Inc.	5.600%	5/15/15	175	163

	ACE INA Holdings, Inc.	5.700%	2/15/17	100	92
	ACE INA Holdings, Inc.	5.800%	3/15/18	25	23
	Aetna, Inc.	6.000%	6/15/16	75	73
	Aetna, Inc.	6.500%	9/15/18	150	145
	Aetna, Inc.	6.625%	6/15/36	175	147
	Aetna, Inc.	6.750%	12/15/37	175	148
	Allied World Assurance	7.500%	8/1/16	425	264
	Allstate Corp.	5.000%	8/15/14	150	135
	Allstate Corp.	6.125%	12/15/32	100	77
	Allstate Corp.	5.550%	5/9/35	125	86
	Allstate Corp.	5.950%	4/1/36	75	54
[2]	Allstate Corp.	6.125%	5/15/37	75	42
[2]	Allstate Corp.	6.500%	5/15/57	225	108
	Allstate Life Global Funding	5.375%	4/30/13	75	73
	American International Group, Inc.	4.700%	10/1/10	100	61
	American International Group, Inc.	5.375%	10/18/11	75	39
	American International Group, Inc.	4.950%	3/20/12	125	70
	American International Group, Inc.	4.250%	5/15/13	50	19
	American International Group, Inc.	5.050%	10/1/15	225	92
	American International Group, Inc.	5.600%	10/18/16	150	59
	American International Group, Inc.	5.850%	1/16/18	175	68
	American International Group, Inc.	6.250%	5/1/36	175	59
	Aon Capital Trust	8.205%	1/1/27	25	18
	Arch Capital Group Ltd.	7.350%	5/1/34	75	49
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	75	55
	Assurant, Inc.	5.625%	2/15/14	25	20
	Assurant, Inc.	6.750%	2/15/34	50	30
	AXA Financial, Inc.	7.750%	8/1/10	100	98
	AXA SA	8.600%	12/15/30	375	256
	Axis Capital Holdings Ltd.	5.750%	12/1/14	50	39
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	225	231
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	175	178
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	175	180
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	278
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	478
	Chubb Corp.	5.750%	5/15/18	50	49
	Chubb Corp.	6.000%	5/11/37	225	202
	Chubb Corp.	6.500%	5/15/38	50	48
[2]	Chubb Corp.	6.375%	3/29/67	75	43
	CIGNA Corp.	7.875%	5/15/27	50	40
	CIGNA Corp.	6.150%	11/15/36	50	35
	Cincinnati Financial Corp.	6.125%	11/1/34	150	83
	CNA Financial Corp.	6.000%	8/15/11	100	90
	CNA Financial Corp.	5.850%	12/15/14	100	73
	CNA Financial Corp.	6.500%	8/15/16	175	128
	Commerce Group, Inc.	5.950%	12/9/13	50	41
	Coventry Health Care Inc.	6.300%	8/15/14	125	94
	Fund American Cos., Inc.	5.875%	5/15/13	75	57
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	100	82
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	50	38
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	50	39
	Genworth Financial, Inc.	5.750%	6/15/14	50	18

	Genworth Financial, Inc.	6.500%	6/15/34	150	45
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	100	75
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	125	71
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	100	56
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	25	14
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	100	50
[2]	Hartford Financial Services Group, Inc.	8.125%	6/15/38	50	16
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	75	29
	Humana Inc.	6.450%	6/1/16	150	126
	Humana Inc.	7.200%	6/15/18	200	166
	Humana Inc.	8.150%	6/15/38	175	129
[2]	ING Capital Funding Trust III	5.775%	12/8/49	300	69
	ING USA Global	4.500%	10/1/10	125	122
	Lincoln National Corp.	6.200%	12/15/11	100	49
	Lincoln National Corp.	5.650%	8/27/12	25	11
	Lincoln National Corp.	6.150%	4/7/36	150	60
[2]	Lincoln National Corp.	7.000%	5/17/66	150	35
[2]	Lincoln National Corp.	6.050%	4/20/67	50	11
	Loews Corp.	6.000%	2/1/35	50	37
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	49
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	175	172
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	200	174
	Marsh & McLennan Cos., Inc.	9.250%	4/15/19	75	77
	MetLife, Inc.	5.375%	12/15/12	125	115
	MetLife, Inc.	5.000%	11/24/13	50	44
	MetLife, Inc.	5.000%	6/15/15	125	107
	MetLife, Inc.	7.717%	2/15/19	50	45
	MetLife, Inc.	6.500%	12/15/32	175	126
	MetLife, Inc.	6.375%	6/15/34	100	73
	MetLife, Inc.	6.400%	12/15/36	150	60
	Principal Financial Group, Inc.	6.050%	10/15/36	100	55
	Principal Life Income Funding	5.125%	3/1/11	125	120
	Principal Life Income Funding	5.300%	12/14/12	125	114
	Principal Life Income Funding	5.300%	4/24/13	150	137
	Principal Life Income Funding	5.100%	4/15/14	100	87
	Progressive Corp.	6.375%	1/15/12	100	99
	Progressive Corp.	6.625%	3/1/29	125	108
[2]	Progressive Corp.	6.700%	6/15/37	125	61
	Protective Life Secured Trust	4.850%	8/16/10	100	96
	Protective Life Secured Trust	5.450%	9/28/12	50	46
	Prudential Financial, Inc.	5.800%	6/15/12	125	101
	Prudential Financial, Inc.	5.150%	1/15/13	50	38
	Prudential Financial, Inc.	4.500%	7/15/13	200	149
	Prudential Financial, Inc.	4.750%	4/1/14	75	54
	Prudential Financial, Inc.	5.100%	9/20/14	125	90
	Prudential Financial, Inc.	5.500%	3/15/16	25	15
	Prudential Financial, Inc.	6.100%	6/15/17	25	17
	Prudential Financial, Inc.	6.000%	12/1/17	225	131

	Prudential Financial, Inc.	5.750%	7/15/33	50	26
	Prudential Financial, Inc.	5.400%	6/13/35	100	48
	Prudential Financial, Inc.	5.900%	3/17/36	125	64
	Prudential Financial, Inc.	5.700%	12/14/36	175	82
	Torchmark Corp.	6.375%	6/15/16	100	85
	Travelers Cos. Inc.	5.750%	12/15/17	250	243
[2]	Travelers Cos. Inc.	6.250%	3/15/37	75	39
	Travelers Cos. Inc.	6.250%	6/15/37	200	187
	Travelers Cos., Inc.	6.250%	6/20/16	150	152
	UnitedHealth Group, Inc.	5.250%	3/15/11	150	152
	UnitedHealth Group, Inc.	5.500%	11/15/12	175	175
	UnitedHealth Group, Inc.	4.875%	2/15/13	50	49
	UnitedHealth Group, Inc.	4.875%	4/1/13	50	48
	UnitedHealth Group, Inc.	5.000%	8/15/14	75	72
	UnitedHealth Group, Inc.	4.875%	3/15/15	50	46
	UnitedHealth Group, Inc.	6.000%	6/15/17	150	139
	UnitedHealth Group, Inc.	6.000%	11/15/17	50	46
	UnitedHealth Group, Inc.	6.000%	2/15/18	125	118
	UnitedHealth Group, Inc.	6.500%	6/15/37	50	42
	UnitedHealth Group, Inc.	6.625%	11/15/37	125	106
	UnitedHealth Group, Inc.	6.875%	2/15/38	125	113
	WellPoint Inc.	6.375%	1/15/12	100	101
	WellPoint Inc.	6.800%	8/1/12	150	154
	WellPoint Inc.	5.000%	12/15/14	25	24
	WellPoint Inc.	5.250%	1/15/16	50	46
	WellPoint Inc.	5.875%	6/15/17	50	47
	WellPoint Inc.	5.950%	12/15/34	375	309
	WellPoint Inc.	5.850%	1/15/36	225	182
	WellPoint Inc.	6.375%	6/15/37	50	43
	Willis North America Inc.	5.625%	7/15/15	225	160
	XL Capital Ltd.	5.250%	9/15/14	125	82
	XL Capital Ltd.	6.250%	5/15/27	125	62
[2]	XL Capital Ltd.	6.500%	12/15/49	125	23

	Other Finance (0.1%)
	Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	225	227
	Chicago Mercantile Exchange Group Inc.	5.750%	2/15/14	100	104
	Orix Corp.	5.480%	11/22/11	125	85
	XTRA Finance Corp.	5.150%	4/1/17	375	379

	Real Estate Investment Trusts (0.2%)
	AMB Property LP	6.300%	6/1/13	50	37
	Arden Realty LP	5.250%	3/1/15	25	20
	AvalonBay Communities, Inc.	5.500%	1/15/12	50	46
	AvalonBay Communities, Inc.	5.750%	9/15/16	50	41
	Boston Properties, Inc.	5.625%	4/15/15	200	154
	Brandywine Operating Partnership	5.750%	4/1/12	150	103
	Brandywine Operating Partnership	5.400%	11/1/14	50	25
	Camden Property Trust	5.700%	5/15/17	100	76
	Colonial Realty LP	5.500%	10/1/15	200	130
	Developers Diversified Realty Corp.	5.375%	10/15/12	25	11
	Duke Realty LP	5.950%	2/15/17	125	79

ERP Operating LP	6.625%	3/15/12	100	93
ERP Operating LP	5.500%	10/1/12	100	88
ERP Operating LP	5.250%	9/15/14	50	39
ERP Operating LP	5.125%	3/15/16	75	60
ERP Operating LP	5.375%	8/1/16	50	36
ERP Operating LP	5.750%	6/15/17	25	20
HCP Inc.	6.700%	1/30/18	50	34
Health Care Property Investors, Inc.	6.450%	6/25/12	50	42
Health Care Property Investors, Inc.	5.650%	12/15/13	150	116
Health Care Property Investors, Inc.	6.300%	9/15/16	100	71
Health Care REIT, Inc.	6.200%	6/1/16	275	205
HealthCare Realty Trust	5.125%	4/1/14	75	58
Hospitality Properties	5.125%	2/15/15	150	77
HRPT Properties Trust	6.250%	8/15/16	150	86
Kimco Realty Corp.	5.783%	3/15/16	25	17
Liberty Property LP	5.125%	3/2/15	250	173
Liberty Property LP	5.500%	12/15/16	50	32
National Retail Properties	6.875%	10/15/17	275	183
Nationwide Health Properties, Inc.	6.250%	2/1/13	125	104
ProLogis	5.500%	3/1/13	75	44
ProLogis	5.625%	11/15/15	75	39
ProLogis	5.750%	4/1/16	50	26
ProLogis	5.625%	11/15/16	75	38
Realty Income Corp.	6.750%	8/15/19	150	102
Regency Centers LP	6.750%	1/15/12	300	253
Simon Property Group Inc.	4.875%	8/15/10	75	71
Simon Property Group Inc.	5.000%	3/1/12	100	86
Simon Property Group Inc.	5.300%	5/30/13	125	103
Simon Property Group Inc.	5.750%	12/1/15	525	417
Simon Property Group Inc.	5.250%	12/1/16	250	190
Simon Property Group Inc.	5.875%	3/1/17	25	20
Simon Property Group Inc.	6.125%	5/30/18	225	179
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	100	71
Vornado Realty	5.600%	2/15/11	175	164
				109,610

Industrial (9.3%)
Basic Industry (0.6%)
Agrium Inc.	6.750%	1/15/19	200	186
Alcan, Inc.	4.875%	9/15/12	125	111
Alcan, Inc.	4.500%	5/15/13	125	105
Alcan, Inc.	5.200%	1/15/14	125	106
Alcan, Inc.	5.000%	6/1/15	25	20
Alcan, Inc.	6.125%	12/15/33	225	160
Alcoa, Inc.	7.375%	8/1/10	100	100
Alcoa, Inc.	5.375%	1/15/13	200	151
Alcoa, Inc.	6.000%	7/15/13	450	359
Alcoa, Inc.	5.900%	2/1/27	200	114
ArcelorMittal	5.375%	6/1/13	350	274
ArcelorMittal	6.125%	6/1/18	150	108
Barrick Gold Finance Inc.	6.125%	9/15/13	150	152
Barrick Gold Finance Inc.	4.875%	11/15/14	75	70

Barrick North America Finance LLC	6.800%	9/15/18	150	148
Barrick North America Finance LLC	7.500%	9/15/38	175	167
BHP Billiton Finance (USA) Ltd.	5.125%	3/29/12	25	25
BHP Billiton Finance (USA) Ltd.	4.800%	4/15/13	150	150
BHP Billiton Finance (USA) Ltd.	5.250%	12/15/15	50	49
BHP Billiton Finance (USA) Ltd.	5.400%	3/29/17	100	97
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	325	330
BHP Finance USA Ltd.	8.500%	12/1/12	200	212
Celulosa Arauco Constitution SA	8.625%	8/15/10	100	103
Celulosa Arauco Constitution SA	5.625%	4/20/15	250	241
Commercial Metals Co.	6.500%	7/15/17	50	37
Commercial Metals Co.	7.350%	8/15/18	150	114
Dow Chemical Co.	6.000%	10/1/12	375	323
Dow Chemical Co.	5.700%	5/15/18	25	18
Dow Chemical Co.	7.375%	11/1/29	25	16
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	30	31
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	25	26
E.I. du Pont de Nemours & Co.	4.125%	3/6/13	150	150
E.I. du Pont de Nemours & Co.	5.000%	7/15/13	175	181
E.I. du Pont de Nemours & Co.	5.875%	1/15/14	175	185
E.I. du Pont de Nemours & Co.	6.000%	7/15/18	275	277
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	100	95
Falconbridge Ltd.	7.350%	6/5/12	75	64
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	250	238
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	325	301
Inco Ltd.	7.750%	5/15/12	125	131
Inco Ltd.	5.700%	10/15/15	125	110
International Paper Co.	5.850%	10/30/12	49	41
International Paper Co.	5.300%	4/1/15	75	54
International Paper Co.	7.950%	6/15/18	500	382
Lubrizol Corp.	5.500%	10/1/14	250	231
Lubrizol Corp.	6.500%	10/1/34	100	74
Monsanto Co.	7.375%	8/15/12	100	112
Newmont Mining	5.875%	4/1/35	100	76
Noranda, Inc.	7.250%	7/15/12	50	42
Noranda, Inc.	5.500%	6/15/17	200	137
Nucor Corp.	5.750%	12/1/17	25	25
Nucor Corp.	5.850%	6/1/18	150	152
Nucor Corp.	6.400%	12/1/37	75	71
Placer Dome, Inc.	6.450%	10/15/35	75	60
Plum Creek Timber Co.	5.875%	11/15/15	100	82
Potash Corp. of Saskatchewan	7.750%	5/31/11	375	403
PPG Industries, Inc.	5.750%	3/15/13	100	101
PPG Industries, Inc.	6.650%	3/15/18	100	97
Praxair, Inc.	3.950%	6/1/13	200	201
Praxair, Inc.	4.375%	3/31/14	75	75
Praxair, Inc.	5.250%	11/15/14	50	54
Praxair, Inc.	5.200%	3/15/17	25	24
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	150	134
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	131
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	62
Rohm & Haas Co.	7.850%	7/15/29	100	72
Southern Copper Corp.	7.500%	7/27/35	150	107

US Steel Corp.	6.050%	6/1/17	150	90
US Steel Corp.	7.000%	2/1/18	100	65
Vale Overseas Ltd.	6.250%	1/23/17	100	99
Vale Overseas Ltd.	8.250%	1/17/34	50	49
Vale Overseas Ltd.	6.875%	11/21/36	275	236
Weyerhaeuser Co.	6.750%	3/15/12	275	263
Weyerhaeuser Co.	7.375%	3/15/32	50	34

Capital Goods (0.9%)
3M Co.	5.125%	11/6/09	50	51
3M Co.	5.700%	3/15/37	125	128
Allied Waste North America Inc.	7.125%	5/15/16	50	46
Bemis Co. Inc.	4.875%	4/1/12	150	139
Boeing Capital Corp.	7.375%	9/27/10	350	373
Boeing Capital Corp.	5.800%	1/15/13	250	262
Boeing Co.	5.000%	3/15/14	125	129
Boeing Co.	6.000%	3/15/19	25	26
Boeing Co.	6.625%	2/15/38	150	146
Boeing Co.	6.875%	3/15/39	100	100
Caterpillar Financial Services Corp.	4.150%	1/15/10	50	51
Caterpillar Financial Services Corp.	4.850%	12/7/12	350	345
Caterpillar Financial Services Corp.	4.250%	2/8/13	250	240
Caterpillar Financial Services Corp.	6.125%	2/17/14	275	267
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	227
Caterpillar Financial Services Corp.	7.150%	2/15/19	125	115
Caterpillar, Inc.	6.625%	7/15/28	75	71
Caterpillar, Inc.	6.050%	8/15/36	600	499
Caterpillar, Inc.	7.375%	3/1/97	175	165
Cooper Industries, Inc.	5.250%	11/15/12	100	103
Cooper Industries, Inc.	5.450%	4/1/15	75	72
CRH America Inc.	5.625%	9/30/11	50	44
CRH America Inc.	6.950%	3/15/12	300	259
CRH America Inc.	6.000%	9/30/16	225	162
CRH America Inc.	8.125%	7/15/18	400	315
Danaher Corp.	5.625%	1/15/18	75	77
Deere & Co.	6.950%	4/25/14	175	190
Deere & Co.	7.125%	3/3/31	100	102
Dover Corp.	5.450%	3/15/18	200	203
Dover Corp.	6.600%	3/15/38	75	79
Eaton Corp.	4.900%	5/15/13	100	97
Eaton Corp.	5.600%	5/15/18	50	46
Embraer Overseas Ltd.	6.375%	1/24/17	150	121
Emerson Electric Co.	7.125%	8/15/10	50	53
Emerson Electric Co.	4.625%	10/15/12	300	311
Emerson Electric Co.	5.250%	10/15/18	225	232
Emerson Electric Co.	4.875%	10/15/19	25	25
General Dynamics Corp.	4.250%	5/15/13	225	232
General Dynamics Corp.	5.250%	2/1/14	75	80
General Electric Co.	5.000%	2/1/13	850	853
General Electric Co.	5.250%	12/6/17	125	116
Harsco Corp.	5.750%	5/15/18	125	122
Honeywell International, Inc.	6.125%	11/1/11	100	109
Honeywell International, Inc.	5.625%	8/1/12	150	162
Honeywell International, Inc.	4.250%	3/1/13	50	51
Honeywell International, Inc.	5.300%	3/15/17	200	204

[4]	Illinois Tool Works, Inc.	5.150%	4/1/14	175	176
[4]	Illinois Tool Works, Inc.	6.250%	4/1/19	100	100
	Ingersoll-Rand GL Holding Co.	6.000%	8/15/13	100	97
	Ingersoll-Rand GL Holding Co.	9.500%	4/15/14	50	50
	Ingersoll-Rand GL Holding Co.	6.875%	8/15/18	125	116
	John Deere Capital Corp	4.950%	12/17/12	25	25
	John Deere Capital Corp.	5.400%	10/17/11	150	156
	John Deere Capital Corp.	7.000%	3/15/12	75	80
	John Deere Capital Corp.	5.250%	10/1/12	125	127
	John Deere Capital Corp.	4.900%	9/9/13	275	273
	John Deere Capital Corp.	5.750%	9/10/18	275	267
	Joy Global, Inc.	6.000%	11/15/16	50	42
	Lafarge SA	6.500%	7/15/16	200	144
	Lafarge SA	7.125%	7/15/36	325	186
	Lockheed Martin Corp.	4.121%	3/14/13	125	128
	Lockheed Martin Corp.	6.150%	9/1/36	375	384
	Martin Marietta Material	6.600%	4/15/18	150	126
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	100	107
	Northrop Grumman Corp.	7.125%	2/15/11	250	267
	Parker-Hannifin Corp.	5.500%	5/15/18	50	50
	Parker-Hannifin Corp.	6.250%	5/15/38	25	23
	Raytheon Co.	5.500%	11/15/12	100	105
	Raytheon Co.	7.200%	8/15/27	25	28
	Republic Services, Inc.	6.086%	3/15/35	75	52
	Rockwell Automation	5.650%	12/1/17	25	25
	Rockwell Automation	6.700%	1/15/28	50	52
	Rockwell Automation	6.250%	12/1/37	100	98
	Roper Industries Inc.	6.625%	8/15/13	250	253
	Textron Financial Corp.	5.125%	11/1/10	75	50
	Textron Financial Corp.	5.400%	4/28/13	150	90
	Textron, Inc.	6.500%	6/1/12	225	156
	TRW, Inc.	7.750%	6/1/29	325	347
	Tyco International Group SA	6.750%	2/15/11	125	126
	Tyco International Group SA	6.375%	10/15/11	200	201
	Tyco International Group SA	6.000%	11/15/13	50	47
	Tyco International Group SA	7.000%	12/15/19	325	281
	United Technologies Corp.	4.375%	5/1/10	50	51
	United Technologies Corp.	6.350%	3/1/11	50	54
	United Technologies Corp.	6.100%	5/15/12	200	215
	United Technologies Corp.	4.875%	5/1/15	125	132
	United Technologies Corp.	5.375%	12/15/17	50	52
	United Technologies Corp.	6.700%	8/1/28	100	105
	United Technologies Corp.	7.500%	9/15/29	125	143
	United Technologies Corp.	5.400%	5/1/35	150	137
	United Technologies Corp.	6.050%	6/1/36	225	225
	Waste Management, Inc.	6.375%	3/11/15	175	174

	Communication (2.1%)
	America Movil SA de C.V.	5.500%	3/1/14	50	48
	America Movil SA de C.V.	5.750%	1/15/15	100	95
	America Movil SA de C.V.	6.375%	3/1/35	175	141
	America Movil SA de C.V.	6.125%	11/15/37	150	115
	AT&T Inc.	5.300%	11/15/10	50	52
	AT&T Inc.	7.300%	11/15/11	150	163

AT&T Inc.	5.875%	2/1/12	315	330
AT&T Inc.	5.875%	8/15/12	135	143
AT&T Inc.	4.950%	1/15/13	225	228
AT&T Inc.	6.700%	11/15/13	175	188
AT&T Inc.	4.850%	2/15/14	350	354
AT&T Inc.	5.100%	9/15/14	450	449
AT&T Inc.	5.625%	6/15/16	400	394
AT&T Inc.	5.500%	2/1/18	75	73
AT&T Inc.	5.600%	5/15/18	425	412
AT&T Inc.	5.800%	2/15/19	150	146
AT&T Inc.	8.000%	11/15/31	875	949
AT&T Inc.	6.450%	6/15/34	75	68
AT&T Inc.	6.500%	9/1/37	275	247
AT&T Inc.	6.300%	1/15/38	550	483
AT&T Inc.	6.550%	2/15/39	200	182
AT&T Wireless	7.875%	3/1/11	550	582
AT&T Wireless	8.125%	5/1/12	475	521
AT&T Wireless	8.750%	3/1/31	125	136
BellSouth Capital Funding Corp.	7.875%	2/15/30	175	177
BellSouth Corp.	5.200%	9/15/14	125	126
BellSouth Corp.	5.200%	12/15/16	75	73
BellSouth Corp.	6.875%	10/15/31	125	120
BellSouth Corp.	6.550%	6/15/34	225	204
BellSouth Corp.	6.000%	11/15/34	60	53
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	62
British Telecommunications PLC	8.625%	12/15/10	25	26
British Telecommunications PLC	5.950%	1/15/18	300	241
British Telecommunications PLC	9.125%	12/15/30	350	320
CBS Corp.	7.700%	7/30/10	125	125
CBS Corp.	6.625%	5/15/11	125	120
CenturyTel, Inc.	5.000%	2/15/15	50	42
Cingular Wireless LLC	6.500%	12/15/11	100	105
Cingular Wireless LLC	7.125%	12/15/31	225	216
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	300	323
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	155
Comcast Cable Communications, Inc.	6.750%	1/30/11	75	78
Comcast Cable Communications, Inc.	8.875%	5/1/17	500	553
Comcast Corp.	5.500%	3/15/11	50	51
Comcast Corp.	5.300%	1/15/14	325	316
Comcast Corp.	5.900%	3/15/16	100	96
Comcast Corp.	6.300%	11/15/17	50	48
Comcast Corp.	5.875%	2/15/18	325	309
Comcast Corp.	6.500%	11/15/35	450	395
Comcast Corp.	6.450%	3/15/37	125	110
Comcast Corp.	6.950%	8/15/37	450	420
Cox Communications, Inc.	6.750%	3/15/11	200	199
Cox Communications, Inc.	7.125%	10/1/12	50	49
Cox Communications, Inc.	5.450%	12/15/14	500	447
Cox Communications, Inc.	5.500%	10/1/15	125	109
Deutsche Telekom International Finance	8.500%	6/15/10	525	552

Deutsche Telekom International Finance	5.750%	3/23/16	400	397
Deutsche Telekom International Finance	8.750%	6/15/30	425	449
Embarq Corp.	7.082%	6/1/16	350	318
Embarq Corp.	7.995%	6/1/36	50	37
France Telecom	7.750%	3/1/11	825	885
France Telecom	8.500%	3/1/31	425	539
Grupo Televisa SA	6.625%	3/18/25	100	82
Koninklijke KPN NV	8.000%	10/1/10	75	78
McGraw-Hill Cos. Inc.	5.375%	11/15/12	125	120
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	132
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	107
News America Holdings, Inc.	9.250%	2/1/13	100	106
News America Holdings, Inc.	8.150%	10/17/36	175	153
News America Inc.	5.300%	12/15/14	250	246
News America Inc.	6.200%	12/15/34	400	278
News America Inc.	6.400%	12/15/35	290	214
Omnicom Group Inc.	5.900%	4/15/16	25	22
Pacific Bell	7.125%	3/15/26	50	49
Qwest Communications International Inc.	7.875%	9/1/11	150	148
Qwest Communications International Inc.	8.875%	3/15/12	125	123
Qwest Communications International Inc.	7.500%	10/1/14	200	182
Qwest Communications International Inc.	6.500%	6/1/17	100	83
R.R. Donnelley & Sons Co.	4.950%	5/15/10	75	72
R.R. Donnelley & Sons Co.	5.625%	1/15/12	50	41
R.R. Donnelley & Sons Co.	4.950%	4/1/14	25	19
R.R. Donnelley & Sons Co.	5.500%	5/15/15	50	33
Reed Elsevier Capital	4.625%	6/15/12	25	23
Reed Elsevier Capital	7.750%	1/15/14	100	101
Reed Elsevier Capital	8.625%	1/15/19	125	129
Rogers Communications Inc.	6.375%	3/1/14	450	454
Rogers Communications Inc.	5.500%	3/15/14	150	147
Rogers Communications Inc.	6.800%	8/15/18	425	422
Tele-Communications, Inc.	7.875%	8/1/13	50	52
Telecom Italia Capital	4.875%	10/1/10	100	99
Telecom Italia Capital	6.200%	7/18/11	100	98
Telecom Italia Capital	5.250%	11/15/13	270	244
Telecom Italia Capital	4.950%	9/30/14	150	130
Telecom Italia Capital	5.250%	10/1/15	275	233
Telecom Italia Capital	6.375%	11/15/33	85	61
Telecom Italia Capital	6.000%	9/30/34	25	17
Telecom Italia Capital	7.200%	7/18/36	100	80
Telecom Italia Capital	7.721%	6/4/38	25	21
Telefonica Emisiones SAU	5.984%	6/20/11	200	207
Telefonica Emisiones SAU	6.421%	6/20/16	450	465
Telefonica Emisiones SAU	7.045%	6/20/36	425	434
Telefonica Europe BV	7.750%	9/15/10	125	131
Telefonica Europe BV	8.250%	9/15/30	200	230
Telefonos de Mexico SA	5.500%	1/27/15	200	184
Telus Corp.	8.000%	6/1/11	125	130

Thomson Corp.	5.700%	10/1/14	125	124
Thomson Corp.	5.500%	8/15/35	200	142
Time Warner Cable Inc.	5.400%	7/2/12	150	145
Time Warner Cable Inc.	6.200%	7/1/13	150	146
Time Warner Cable Inc.	7.500%	4/1/14	100	102
Time Warner Cable Inc.	5.850%	5/1/17	500	448
Time Warner Cable Inc.	6.750%	7/1/18	850	798
Time Warner Cable Inc.	8.250%	4/1/19	100	103
Time Warner Cable Inc.	6.550%	5/1/37	125	105
Time Warner Entertainment	8.375%	3/15/23	175	166
Time Warner Entertainment	8.375%	7/15/33	100	96
US Cellular	6.700%	12/15/33	75	57
US West Communications Group	7.500%	6/15/23	100	75
US West Communications Group	6.875%	9/15/33	275	180
Verizon Communications Corp.	5.250%	4/15/13	125	129
Verizon Communications Corp.	5.550%	2/15/16	250	245
Verizon Communications Corp.	5.500%	2/15/18	600	578
Verizon Communications Corp.	8.750%	11/1/18	100	114
Verizon Communications Corp.	6.350%	4/1/19	250	247
Verizon Communications Corp.	6.400%	2/15/38	125	114
Verizon Communications Corp.	6.900%	4/15/38	125	119
Verizon Communications Corp.	8.950%	3/1/39	500	572
Verizon Communications Corp.	7.350%	4/1/39	325	317
Verizon Global Funding Corp.	7.250%	12/1/10	300	317
Verizon Global Funding Corp.	6.875%	6/15/12	900	961
Verizon Global Funding Corp.	4.375%	6/1/13	25	25
Verizon Global Funding Corp.	7.750%	12/1/30	300	317
Verizon Global Funding Corp.	5.850%	9/15/35	425	364
Verizon New England, Inc.	6.500%	9/15/11	200	208
Verizon New Jersey, Inc.	5.875%	1/17/12	100	101
Verizon New York, Inc.	6.875%	4/1/12	75	77

Vanguard Total Bond Market Index Portfolio

Schedule of Investments

As of March 31, 2009

	Verizon Virginia, Inc.	4.625%	3/15/13	100	97
[4]	Verizon Wireless Capital	5.250%	2/1/12	250	253
[4]	Verizon Wireless Capital	7.375%	11/15/13	450	484
[4]	Verizon Wireless Capital	8.500%	11/15/18	125	144
[4]	Verizon Wireless Captial	5.550%	2/1/14	575	576
	Vodafone AirTouch PLC	7.875%	2/15/30	50	56
	Vodafone Group PLC	5.350%	2/27/12	100	103
	Vodafone Group PLC	5.000%	12/16/13	75	76
	Vodafone Group PLC	5.375%	1/30/15	500	498
	Vodafone Group PLC	5.000%	9/15/15	50	49
	Vodafone Group PLC	5.750%	3/15/16	100	100
	Vodafone Group PLC	5.625%	2/27/17	250	246
	Vodafone Group PLC	6.150%	2/27/37	75	70
	Washington Post Co.	7.250%	2/1/19	75	75
	WPP Finance USA Corp.	5.875%	6/15/14	75	59

	Consumer Cyclical (1.1%)
	Best Buy Co.	6.750%	7/15/13	275	265
	Brinker International Inc.	5.750%	6/1/14	50	38
	Costco Wholesale Corp.	5.300%	3/15/12	25	27
	Costco Wholesale Corp.	5.500%	3/15/17	200	208
	CVS Caremark Corp.	5.750%	8/15/11	25	26
	CVS Caremark Corp.	4.875%	9/15/14	75	75
	CVS Caremark Corp.	6.600%	3/15/19	200	202
	CVS Caremark Corp.	6.250%	6/1/27	375	344
[2]	CVS Caremark Corp.	6.302%	6/1/37	125	75
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	175	171
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	300	290
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	150	142
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	625	601
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	300	274
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	100	91
	Darden Restaurants Inc.	5.625%	10/15/12	75	71
	Darden Restaurants Inc.	6.200%	10/15/17	275	226
	Darden Restaurants Inc.	6.800%	10/15/37	100	69
	Federated Retail Holding	5.350%	3/15/12	75	59
	Federated Retail Holding	5.900%	12/1/16	425	270
	Federated Retail Holding	6.375%	3/15/37	75	42
	Home Depot Inc.	4.625%	8/15/10	100	100
	Home Depot Inc.	5.250%	12/16/13	250	242
	Home Depot Inc.	5.400%	3/1/16	175	157
	Home Depot Inc.	5.875%	12/16/36	225	159
	J.C. Penney Co., Inc.	7.950%	4/1/17	75	61
	J.C. Penney Co., Inc.	6.375%	10/15/36	150	94
	J.C. Penney Co., Inc.	7.400%	4/1/37	200	131
	Johnson Controls, Inc.	5.250%	1/15/11	75	72
	Johnson Controls, Inc.	6.000%	1/15/36	50	28
	Kohl's Corp.	6.250%	12/15/17	50	45

Kohl's Corp.	6.000%	1/15/33	100	67
Lowe's Cos., Inc.	5.600%	9/15/12	100	105
Lowe's Cos., Inc.	5.000%	10/15/15	150	151
Lowe's Cos., Inc.	5.400%	10/15/16	150	152
Lowe's Cos., Inc.	6.100%	9/15/17	75	80
Lowe's Cos., Inc.	6.875%	2/15/28	25	25
Lowe's Cos., Inc.	6.500%	3/15/29	200	190
Lowe's Cos., Inc.	5.800%	10/15/36	75	67
Macy's Retail Holdings Inc.	5.750%	7/15/14	50	34
Macy's Retail Holdings Inc.	6.650%	7/15/24	75	40
Macy's Retail Holdings Inc.	6.790%	7/15/27	50	28
Macys Retail Holdings Inc.	6.625%	4/1/11	275	233
Macys Retail Holdings Inc.	6.900%	4/1/29	100	51
Marriott International	4.625%	6/15/12	100	86
Marriott International	5.625%	2/15/13	100	86
Marriott International	6.200%	6/15/16	25	21
Marriott International	6.375%	6/15/17	50	41
McDonald's Corp.	5.300%	3/15/17	125	131
McDonald's Corp.	5.800%	10/15/17	175	191
McDonald's Corp.	5.350%	3/1/18	100	110
McDonald's Corp.	5.000%	2/1/19	100	104
McDonald's Corp.	6.300%	10/15/37	50	52
McDonald's Corp.	5.700%	2/1/39	100	96
MDC Holdings Inc.	5.500%	5/15/13	75	67
Nordstrom, Inc.	6.250%	1/15/18	75	59
Nordstrom, Inc.	7.000%	1/15/38	50	34
Paccar Inc.	6.875%	2/15/14	100	104
Staples Inc.	7.750%	4/1/11	50	51
Staples Inc.	9.750%	1/15/14	100	104
Target Corp.	7.500%	8/15/10	75	80
Target Corp.	5.125%	1/15/13	325	337
Target Corp.	4.000%	6/15/13	175	176
Target Corp.	5.875%	7/15/16	75	77
Target Corp.	5.375%	5/1/17	225	222
Target Corp.	6.000%	1/15/18	400	401
Target Corp.	7.000%	7/15/31	25	25
Target Corp.	6.350%	11/1/32	150	141
Target Corp.	6.500%	10/15/37	150	141
Target Corp.	7.000%	1/15/38	125	118
The Walt Disney Co.	5.700%	7/15/11	325	349
The Walt Disney Co.	6.375%	3/1/12	100	108
The Walt Disney Co.	5.625%	9/15/16	375	390
The Walt Disney Co.	5.875%	12/15/17	175	183
The Walt Disney Co.	5.500%	3/15/19	25	25
Time Warner, Inc.	6.750%	4/15/11	375	387
Time Warner, Inc.	5.500%	11/15/11	250	248
Time Warner, Inc.	6.875%	5/1/12	50	51
Time Warner, Inc.	5.875%	11/15/16	75	71
Time Warner, Inc.	9.150%	2/1/23	195	199
Time Warner, Inc.	6.625%	5/15/29	175	147
Time Warner, Inc.	7.625%	4/15/31	300	262
Time Warner, Inc.	7.700%	5/1/32	225	197
Time Warner, Inc.	6.500%	11/15/36	175	147
Toll Brothers, Inc.	5.150%	5/15/15	100	84
Toyota Motor Credit Corp.	4.350%	12/15/10	75	77

Toyota Motor Credit Corp.	5.450%	5/18/11	225	235
VF Corp.	5.950%	11/1/17	75	72
VF Corp.	6.450%	11/1/37	50	44
Viacom Inc.	5.750%	4/30/11	75	73
Viacom Inc.	6.250%	4/30/16	50	44
Viacom Inc.	6.125%	10/5/17	75	65
Viacom Inc.	6.875%	4/30/36	250	183
Wal-Mart Stores, Inc.	4.125%	7/1/10	150	155
Wal-Mart Stores, Inc.	4.750%	8/15/10	75	78
Wal-Mart Stores, Inc.	4.125%	2/15/11	25	26
Wal-Mart Stores, Inc.	4.550%	5/1/13	525	557
Wal-Mart Stores, Inc.	7.250%	6/1/13	100	116
Wal-Mart Stores, Inc.	4.500%	7/1/15	225	239
Wal-Mart Stores, Inc.	5.375%	4/5/17	25	27
Wal-Mart Stores, Inc.	5.800%	2/15/18	250	273
Wal-Mart Stores, Inc.	5.875%	4/5/27	725	742
Wal-Mart Stores, Inc.	7.550%	2/15/30	175	205
Wal-Mart Stores, Inc.	5.250%	9/1/35	150	135
Wal-Mart Stores, Inc.	6.500%	8/15/37	375	389
Wal-Mart Stores, Inc.	6.200%	4/15/38	50	51
Walgreen Co.	4.875%	8/1/13	450	478
Western Union Co.	5.400%	11/17/11	125	127
Western Union Co.	5.930%	10/1/16	125	115
Western Union Co.	6.200%	11/17/36	75	60
Yum! Brands, Inc.	8.875%	4/15/11	125	133
Yum! Brands, Inc.	7.700%	7/1/12	100	105
Yum! Brands, Inc.	6.250%	4/15/16	50	48
Yum! Brands, Inc.	6.250%	3/15/18	50	47
Yum! Brands, Inc.	6.875%	11/15/37	225	189

Consumer Noncyclical (2.4%)
Abbott Laboratories	3.750%	3/15/11	100	103
Abbott Laboratories	5.150%	11/30/12	100	108
Abbott Laboratories	4.350%	3/15/14	500	524
Abbott Laboratories	5.875%	5/15/16	475	505
Abbott Laboratories	5.600%	11/30/17	100	105
Abbott Laboratories	6.150%	11/30/37	150	153
Abbott Laboratories	6.000%	4/1/39	50	50
Allergan Inc.	5.750%	4/1/16	25	24
Altria Group, Inc.	8.500%	11/10/13	500	548
Altria Group, Inc.	9.700%	11/10/18	100	109
Altria Group, Inc.	9.250%	8/6/19	300	321
Altria Group, Inc.	9.950%	11/10/38	150	150
Altria Group, Inc.	10.200%	2/6/39	350	356
AmerisourceBergen Corp.	5.625%	9/15/12	100	98
AmerisourceBergen Corp.	5.875%	9/15/15	150	140
Amgen Inc.	4.850%	11/18/14	100	103
Amgen Inc.	5.850%	6/1/17	150	155
Amgen Inc.	5.700%	2/1/19	225	230
Amgen Inc.	6.375%	6/1/37	125	120
Amgen Inc.	6.400%	2/1/39	175	168
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	254
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	125	120
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	75	67
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	150	130

Anheuser-Busch Cos., Inc.	5.750%	4/1/36	50	37
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	75
Archer-Daniels-Midland Co.	7.000%	2/1/31	200	211
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	93
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	240
AstraZeneca PLC	5.400%	9/15/12	425	453
AstraZeneca PLC	5.400%	6/1/14	75	80
AstraZeneca PLC	5.900%	9/15/17	375	397
AstraZeneca PLC	6.450%	9/15/37	450	464
Baxter Finco, BV	4.750%	10/15/10	175	181
Baxter International, Inc.	6.250%	12/1/37	150	155
Biogen Idec Inc.	6.000%	3/1/13	225	226
Biogen Idec Inc.	6.875%	3/1/18	325	319
Bottling Group LLC	4.625%	11/15/12	200	207
Bottling Group LLC	5.000%	11/15/13	75	79
Bottling Group LLC	5.500%	4/1/16	250	264
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	51
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	219
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	106
Bristol-Myers Squibb Co.	5.875%	11/15/36	100	96
Bristol-Myers Squibb Co.	6.125%	5/1/38	75	75
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	19
Campbell Soup Co.	6.750%	2/15/11	100	108
Cardinal Health, Inc.	4.000%	6/15/15	50	42
Cardinal Health, Inc.	5.850%	12/15/17	75	67
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	100	112
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	100	110
Clorox Co.	4.200%	1/15/10	175	177
Clorox Co.	5.000%	1/15/15	50	50
Coca-Cola Co.	3.625%	3/15/14	100	102
Coca-Cola Co.	5.350%	11/15/17	225	240
Coca-Cola Co.	4.875%	3/15/19	250	251
Coca-Cola Enterprises Inc.	5.000%	8/15/13	450	468
Coca-Cola Enterprises Inc.	8.500%	2/1/22	50	58
Coca-Cola Enterprises Inc.	8.000%	9/15/22	200	223
Coca-Cola Enterprises Inc.	7.000%	10/1/26	200	207
Coca-Cola HBC Finance BV	5.125%	9/17/13	100	102
ConAgra Foods, Inc.	7.875%	9/15/10	234	246
Covidien International	5.450%	10/15/12	125	129
Covidien International	6.000%	10/15/17	225	228
Covidien International	6.550%	10/15/37	175	171
Delhaize America Inc.	5.875%	2/1/14	125	125
Diageo Capital PLC	5.200%	1/30/13	50	51
Diageo Capital PLC	7.375%	1/15/14	300	332
Diageo Capital PLC	5.750%	10/23/17	25	25
Diageo Finance BV	5.300%	10/28/15	75	75
Dr. Pepper Snapple Group	6.120%	5/1/13	25	25
Dr. Pepper Snapple Group	6.820%	5/1/18	100	94
Dr. Pepper Snapple Group	7.450%	5/1/38	25	22
Eli Lilly & Co.	3.550%	3/6/12	175	180
Eli Lilly & Co.	6.000%	3/15/12	25	27
Eli Lilly & Co.	4.200%	3/6/14	150	154
Eli Lilly & Co.	5.200%	3/15/17	150	154
Eli Lilly & Co.	5.500%	3/15/27	150	142
Eli Lilly & Co.	5.950%	11/15/37	150	150

Fortune Brands Inc.	5.125%	1/15/11	125	123
Fortune Brands Inc.	5.375%	1/15/16	400	343
Fortune Brands Inc.	5.875%	1/15/36	50	33
Genentech Inc.	4.750%	7/15/15	50	50
Genentech Inc.	5.250%	7/15/35	75	63
General Mills, Inc.	6.000%	2/15/12	233	245
General Mills, Inc.	5.650%	9/10/12	100	105
General Mills, Inc.	5.250%	8/15/13	100	104
General Mills, Inc.	5.700%	2/15/17	150	154
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	400	416
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	377
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	413
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	350	351
Grand Metropolitan Investment Corp.	9.000%	8/15/11	400	445
H.J. Heinz Co.	6.625%	7/15/11	250	265
H.J. Heinz Co.	6.750%	3/15/32	225	213
Hasbro Inc.	6.300%	9/15/17	175	158
Hershey Foods Corp.	5.450%	9/1/16	50	50
Hospira, Inc.	5.900%	6/15/14	75	71
Johnson & Johnson	5.150%	8/15/12	175	191
Johnson & Johnson	3.800%	5/15/13	75	79
Johnson & Johnson	6.950%	9/1/29	25	29
Johnson & Johnson	4.950%	5/15/33	150	144
Johnson & Johnson	5.950%	8/15/37	200	212
Johnson & Johnson	5.850%	7/15/38	75	78
Kellogg Co.	6.600%	4/1/11	220	235
Kellogg Co.	5.125%	12/3/12	375	394
Kellogg Co.	4.250%	3/6/13	100	102
Kimberly-Clark Corp.	4.875%	8/15/15	200	202
Kimberly-Clark Corp.	6.125%	8/1/17	275	299
Kimberly-Clark Corp.	6.250%	7/15/18	50	55
Kraft Foods, Inc.	4.125%	11/12/09	275	278
Kraft Foods, Inc.	5.625%	11/1/11	50	52
Kraft Foods, Inc.	6.250%	6/1/12	100	106
Kraft Foods, Inc.	5.250%	10/1/13	25	26
Kraft Foods, Inc.	6.750%	2/19/14	75	82
Kraft Foods, Inc.	6.500%	8/11/17	475	491
Kraft Foods, Inc.	6.125%	8/23/18	75	75
Kraft Foods, Inc.	6.500%	11/1/31	200	187
Kraft Foods, Inc.	7.000%	8/11/37	450	444
Kraft Foods, Inc.	6.875%	1/26/39	75	73
Kroger Co.	6.800%	4/1/11	225	237
Kroger Co.	6.750%	4/15/12	350	370
Kroger Co.	6.200%	6/15/12	250	261
Kroger Co.	5.000%	4/15/13	200	197
Kroger Co.	6.150%	1/15/20	75	74
Kroger Co.	8.000%	9/15/29	125	139
Kroger Co.	7.500%	4/1/31	100	109
Kroger Co.	6.900%	4/15/38	75	78
Laboratory Corp. of America	5.625%	12/15/15	75	67
McKesson Corp.	7.750%	2/1/12	100	106
McKesson Corp.	5.250%	3/1/13	175	173
Medco Health Solutions	7.125%	3/15/18	250	248
Medtronic Inc.	4.500%	3/15/14	75	77

	Medtronic Inc.	4.750%	9/15/15	100	99
	Medtronic Inc.	5.600%	3/15/19	25	25
	Medtronic Inc.	6.500%	3/15/39	25	24
	Merck & Co.	4.375%	2/15/13	100	107
	Merck & Co.	4.750%	3/1/15	200	207
	Merck & Co.	6.400%	3/1/28	50	51
	Merck & Co.	5.950%	12/1/28	75	73
	Merck & Co.	5.750%	11/15/36	150	144
	Molson Coors Capital Finance	4.850%	9/22/10	50	51
	Novartis Capital Corp.	4.125%	2/10/14	525	539
	Novartis Securities Investment Ltd.	5.125%	2/10/19	400	406
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	275	305
	PepsiAmericas Inc.	5.750%	7/31/12	100	104
	PepsiAmericas Inc.	5.000%	5/15/17	100	100
	Pepsico, Inc.	4.650%	2/15/13	125	133
	Pepsico, Inc.	3.750%	3/1/14	350	358
	Pepsico, Inc.	5.000%	6/1/18	150	156
	Pepsico, Inc.	7.900%	11/1/18	375	459
	Pfizer, Inc.	4.450%	3/15/12	425	438
	Pfizer, Inc.	5.350%	3/15/15	700	740
	Pfizer, Inc.	6.200%	3/15/19	600	642
	Pfizer, Inc.	7.200%	3/15/39	325	352
	Pharmacia Corp.	6.600%	12/1/28	75	78
	Philip Morris International Inc	5.650%	5/16/18	325	328
	Philip Morris International Inc.	4.875%	5/16/13	250	254
	Philip Morris International Inc.	6.875%	3/17/14	150	162
	Philip Morris International Inc.	6.375%	5/16/38	200	195
	Philips Electronics NV	4.625%	3/11/13	100	100
	Philips Electronics NV	5.750%	3/11/18	200	197
	Philips Electronics NV	6.875%	3/11/38	175	170
	Procter & Gamble Co.	4.950%	8/15/14	50	54
	Procter & Gamble Co.	3.500%	2/15/15	150	150
	Procter & Gamble Co.	4.700%	2/15/19	100	102
	Procter & Gamble Co.	6.450%	1/15/26	75	82
	Procter & Gamble Co.	5.550%	3/5/37	325	334
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	425	536
	Quest Diagnostic, Inc.	5.450%	11/1/15	200	187
	Quest Diagnostic, Inc.	6.950%	7/1/37	75	67
	Reynolds American Inc.	6.500%	7/15/10	75	75
	Reynolds American Inc.	7.250%	6/1/12	225	223
	Reynolds American Inc.	7.250%	6/1/13	150	143
	Reynolds American Inc.	6.750%	6/15/17	150	128
	Reynolds American Inc.	7.250%	6/15/37	125	90
	Safeway, Inc.	6.500%	3/1/11	200	209
	Safeway, Inc.	6.250%	3/15/14	150	158
	Safeway, Inc.	6.350%	8/15/17	100	103
	Safeway, Inc.	7.250%	2/1/31	50	54
	Schering-Plough Corp.	5.550%	12/1/13	250	262
	Schering-Plough Corp.	6.000%	9/15/17	150	155
	Schering-Plough Corp.	6.750%	12/1/33	175	184
	Schering-Plough Corp.	6.550%	9/15/37	25	26
	Sysco Corp.	4.200%	2/12/13	25	26
	Sysco Corp.	5.250%	2/12/18	100	102
	Sysco Corp.	5.375%	9/21/35	100	92
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	400	370

Unilever Capital Corp.	7.125%	11/1/10	350	376
Unilever Capital Corp.	3.650%	2/15/14	25	25
Unilever Capital Corp.	5.900%	11/15/32	50	50
UST, Inc.	5.750%	3/1/18	75	66
Whirlpool Corp.	5.500%	3/1/13	325	269
Wyeth	5.500%	3/15/13	275	289
Wyeth	5.500%	2/1/14	50	53
Wyeth	5.500%	2/15/16	200	205
Wyeth	5.450%	4/1/17	50	50
Wyeth	6.450%	2/1/24	100	101
Wyeth	6.500%	2/1/34	100	100
Wyeth	6.000%	2/15/36	125	118
Wyeth	5.950%	4/1/37	525	494

Energy (1.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	110
Amerada Hess Corp.	6.650%	8/15/11	100	102
Amerada Hess Corp.	7.875%	10/1/29	350	312
Amerada Hess Corp.	7.125%	3/15/33	100	82
Anadarko Finance Co.	6.750%	5/1/11	25	25
Anadarko Petroleum Corp.	6.450%	9/15/36	450	312
Apache Corp.	6.000%	9/15/13	175	188
Apache Corp.	5.625%	1/15/17	100	102
Apache Corp.	6.900%	9/15/18	150	164
Apache Corp.	6.000%	1/15/37	150	145
Baker Hughes, Inc.	6.875%	1/15/29	100	102
BP Capital Markets PLC	3.125%	3/10/12	350	354
BP Capital Markets PLC	5.250%	11/7/13	350	375
BP Capital Markets PLC	3.875%	3/10/15	200	200
BP Capital Markets PLC	4.750%	3/10/19	200	197
Burlington Resources, Inc.	6.680%	2/15/11	50	54
Burlington Resources, Inc.	6.500%	12/1/11	100	109
Burlington Resources, Inc.	7.400%	12/1/31	175	183
Cameron International Corp.	6.375%	7/15/18	100	86
Cameron International Corp.	7.000%	7/15/38	100	76
Canadian Natural Resources	5.450%	10/1/12	50	49
Canadian Natural Resources	5.150%	2/1/13	25	24
Canadian Natural Resources	4.900%	12/1/14	150	133
Canadian Natural Resources	6.000%	8/15/16	125	115
Canadian Natural Resources	5.700%	5/15/17	225	200
Canadian Natural Resources	7.200%	1/15/32	225	199
Canadian Natural Resources	6.450%	6/30/33	125	98
Canadian Natural Resources	6.500%	2/15/37	125	95
Canadian Natural Resources	6.250%	3/15/38	150	116
Canadian Natural Resources	6.750%	2/1/39	25	20
Chevron Corp.	3.450%	3/3/12	200	206
Chevron Corp.	3.950%	3/3/14	225	231
Chevron Corp.	4.950%	3/3/19	275	283
Conoco Funding Co.	6.350%	10/15/11	375	404
Conoco Funding Co.	7.250%	10/15/31	75	76
ConocoPhillips	8.750%	5/25/10	450	484
ConocoPhillips	4.750%	2/1/14	125	130
ConocoPhillips	5.750%	2/1/19	500	503
ConocoPhillips	6.500%	2/1/39	275	267
ConocoPhillips Canada	5.300%	4/15/12	150	157

ConocoPhillips Canada	5.625%	10/15/16	250	260
ConocoPhillips Canada	5.950%	10/15/36	150	133
Devon Energy Corp.	5.625%	1/15/14	100	101
Devon Energy Corp.	7.950%	4/15/32	300	313
Devon Financing Corp.	6.875%	9/30/11	200	210
Devon Financing Corp.	7.875%	9/30/31	50	51
Diamond Offshore Drilling	4.875%	7/1/15	25	24
Encana Corp.	4.750%	10/15/13	25	24
Encana Corp.	5.900%	12/1/17	225	212
Encana Corp.	6.500%	8/15/34	325	266
Encana Holdings Finance Corp.	5.800%	5/1/14	100	98
EOG Resources Inc.	5.875%	9/15/17	225	229
Halliburton Co.	5.500%	10/15/10	150	156
Halliburton Co.	6.150%	9/15/19	200	203
Halliburton Co.	7.450%	9/15/39	325	324
Husky Energy Inc.	6.150%	6/15/19	100	86
Husky Energy Inc.	6.800%	9/15/37	50	38
Kerr McGee Corp.	6.875%	9/15/11	175	177
Kerr McGee Corp.	6.950%	7/1/24	250	192
Kerr McGee Corp.	7.875%	9/15/31	50	43
Marathon Oil Corp.	6.125%	3/15/12	125	127
Marathon Oil Corp.	5.900%	3/15/18	50	46
Nabors Industries Inc.	6.150%	2/15/18	300	238
Nexen, Inc.	5.050%	11/20/13	50	46
Nexen, Inc.	5.650%	5/15/17	100	84
Nexen, Inc.	7.875%	3/15/32	50	42
Nexen, Inc.	6.400%	5/15/37	300	212
Noble Energy, Inc.	8.250%	3/1/19	200	206
Norsk Hydro	7.250%	9/23/27	400	441
Occidental Petroleum	6.750%	1/15/12	250	268
Ocean Energy, Inc.	7.250%	10/1/11	75	78
Petro-Canada	7.875%	6/15/26	25	21
Petro-Canada	7.000%	11/15/28	100	77
Petro-Canada	5.350%	7/15/33	150	96
Petro-Canada	5.950%	5/15/35	125	86
Petro-Canada	6.800%	5/15/38	125	93
Petro-Canada Financial Partnership	6.050%	5/15/18	425	365
Questar Market Resources	6.050%	9/1/16	100	88
Shell International Finance BV	5.625%	6/27/11	225	242
Shell International Finance BV	4.000%	3/21/14	300	304
Shell International Finance BV	6.375%	12/15/38	325	341
Suncor Energy, Inc.	6.100%	6/1/18	75	64
Suncor Energy, Inc.	5.950%	12/1/34	75	51
Suncor Energy, Inc.	6.500%	6/15/38	275	189
Sunoco, Inc.	4.875%	10/15/14	50	45
Sunoco, Inc.	5.750%	1/15/17	50	43
Talisman Energy, Inc.	5.125%	5/15/15	50	44
Talisman Energy, Inc.	5.850%	2/1/37	150	99
Tosco Corp.	8.125%	2/15/30	100	109
Transocean Inc.	6.000%	3/15/18	75	71
Transocean Inc.	7.500%	4/15/31	175	165
Transocean Inc.	6.800%	3/15/38	150	132
Valero Energy Corp.	6.875%	4/15/12	300	301
Valero Energy Corp.	9.375%	3/15/19	200	207

Valero Energy Corp.	7.500%	4/15/32	225	175
Valero Energy Corp.	6.625%	6/15/37	175	124
Weatherford International Inc.	5.150%	3/15/13	25	23
Weatherford International Inc.	6.350%	6/15/17	150	129
Weatherford International Inc.	6.000%	3/15/18	50	41
Weatherford International Inc.	6.500%	8/1/36	275	197
Weatherford International Inc.	6.800%	6/15/37	25	18
Weatherford International Inc.	7.000%	3/15/38	50	36
XTO Energy, Inc.	5.900%	8/1/12	50	51
XTO Energy, Inc.	6.250%	4/15/13	175	180
XTO Energy, Inc.	5.750%	12/15/13	250	254
XTO Energy, Inc.	5.000%	1/31/15	50	47
XTO Energy, Inc.	5.300%	6/30/15	25	24
XTO Energy, Inc.	6.250%	8/1/17	375	369
XTO Energy, Inc.	6.500%	12/15/18	200	201
XTO Energy, Inc.	6.750%	8/1/37	275	252

Other Industrial (0.0%)
Cintas Corp.	6.125%	12/1/17	75	68

Technology (0.6%)
Agilent Technologies Inc.	6.500%	11/1/17	225	187
BMC Software Inc.	7.250%	6/1/18	50	45
Cisco Systems Inc.	5.250%	2/22/11	700	740
Cisco Systems Inc.	5.500%	2/22/16	200	209
Cisco Systems Inc.	4.950%	2/15/19	225	221
Cisco Systems Inc.	5.900%	2/15/39	200	184
Computer Sciences Corp.	6.500%	3/15/18	50	47
Dell Inc.	4.700%	4/15/13	150	151
Dell Inc.	5.650%	4/15/18	75	70
Dell Inc.	6.500%	4/15/38	100	79
Dun & Bradstreet Corp.	6.000%	4/1/13	150	153
Electronic Data Systems	6.000%	8/1/13	75	79
Equifax Inc.	6.300%	7/1/17	25	20
Equifax Inc.	7.000%	7/1/37	50	35
Fiserv, Inc.	6.125%	11/20/12	275	272
Fiserv, Inc.	6.800%	11/20/17	150	140
Harris Corp.	5.000%	10/1/15	125	110
Hewlett-Packard Co.	4.250%	2/24/12	100	103
Hewlett-Packard Co.	6.500%	7/1/12	200	215
Hewlett-Packard Co.	4.500%	3/1/13	100	103
Hewlett-Packard Co.	6.125%	3/1/14	550	585
Hewlett-Packard Co.	4.750%	6/2/14	200	203
Hewlett-Packard Co.	5.500%	3/1/18	75	77
IBM International Group Capital	5.050%	10/22/12	275	293
International Business Machines Corp.	5.700%	9/14/17	850	880
International Business Machines Corp.	6.220%	8/1/27	75	75
International Business Machines Corp.	6.500%	1/15/28	75	77
International Business Machines Corp.	5.875%	11/29/32	325	313
International Business Machines Corp.	8.000%	10/15/38	125	148

	International Business Machines Corp.	7.125%	12/1/96	250	249
	Intuit Inc.	5.400%	3/15/12	50	47
	Lexmark International Inc.	5.900%	6/1/13	50	43
	Lexmark International Inc.	6.650%	6/1/18	150	112
	Motorola, Inc.	7.625%	11/15/10	19	18
	Motorola, Inc.	8.000%	11/1/11	25	23
	Motorola, Inc.	5.375%	11/15/12	50	42
	Motorola, Inc.	6.000%	11/15/17	50	39
	Motorola, Inc.	7.500%	5/15/25	50	30
	Motorola, Inc.	6.500%	9/1/25	50	30
	Motorola, Inc.	6.500%	11/15/28	50	30
	Motorola, Inc.	6.625%	11/15/37	50	32
	Oracle Corp.	5.000%	1/15/11	100	105
	Oracle Corp.	4.950%	4/15/13	150	159
	Oracle Corp.	5.250%	1/15/16	275	281
	Oracle Corp.	5.750%	4/15/18	300	311
	Oracle Corp.	6.500%	4/15/38	200	198
	Pitney Bowes, Inc.	4.625%	10/1/12	100	101
	Pitney Bowes, Inc.	3.875%	6/15/13	100	99
	Pitney Bowes, Inc.	4.875%	8/15/14	100	102
	Pitney Bowes, Inc.	4.750%	1/15/16	375	356
	Science Applications International Corp.	6.250%	7/1/12	25	26
	Science Applications International Corp.	5.500%	7/1/33	25	17
	Tyco Electronics Group	6.550%	10/1/17	125	95
	Xerox Capital Trust I	8.000%	2/1/27	75	52
	Xerox Corp.	7.125%	6/15/10	200	204
	Xerox Corp.	6.875%	8/15/11	50	49
	Xerox Corp.	7.625%	6/15/13	300	271
	Xerox Corp.	6.400%	3/15/16	100	74
	Xerox Corp.	6.750%	2/1/17	100	74

	Transportation (0.4%)
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	190	200
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	225	234
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	100	98
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	113
	Canadian National Railway Co.	6.375%	10/15/11	100	106
	Canadian National Railway Co.	5.800%	6/1/16	100	102
	Canadian National Railway Co.	6.800%	7/15/18	250	275
	Canadian National Railway Co.	6.200%	6/1/36	75	75
	Canadian Pacific Railway Co.	6.250%	10/15/11	175	174
	Canadian Pacific Railway Co.	5.950%	5/15/37	150	105
	CNF, Inc.	6.700%	5/1/34	100	62
	Continental Airlines, Inc.	6.563%	2/15/12	200	169
[2]	Continental Airlines, Inc.	6.648%	9/15/17	180	141
	CSX Corp.	6.300%	3/15/12	150	149
	CSX Corp.	6.250%	4/1/15	50	45
	CSX Corp.	5.600%	5/1/17	175	148
	CSX Corp.	6.000%	10/1/36	50	35
	CSX Corp.	7.450%	4/1/38	50	41
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	100	76

[2]	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	85	55
	Delta Air Lines, Inc.	7.111%	9/18/11	100	84
[2]	Delta Air Lines, Inc.	6.821%	8/10/22	113	76
	Norfolk Southern Corp.	6.750%	2/15/11	75	79
	Norfolk Southern Corp.	7.700%	5/15/17	450	503
	Norfolk Southern Corp.	5.750%	4/1/18	75	76
	Norfolk Southern Corp.	7.800%	5/15/27	200	207
	Norfolk Southern Corp.	7.900%	5/15/97	50	49
	Ryder System Inc.	5.950%	5/2/11	75	75
	Ryder System Inc.	5.850%	3/1/14	75	69
	Ryder System Inc.	7.200%	9/1/15	100	88
	Ryder System Inc.	5.850%	11/1/16	25	19
	Southwest Airlines Co.	6.500%	3/1/12	250	243
	Southwest Airlines Co.	5.750%	12/15/16	75	66
[2]	Southwest Airlines Co.	6.150%	8/1/22	48	43
	Union Pacific Corp.	6.125%	1/15/12	25	26
	Union Pacific Corp.	6.500%	4/15/12	150	155
	Union Pacific Corp.	5.450%	1/31/13	225	225
	Union Pacific Corp.	5.750%	11/15/17	275	264
	Union Pacific Corp.	5.700%	8/15/18	75	71
	Union Pacific Corp.	7.125%	2/1/28	150	149
	United Parcel Service of America	3.875%	4/1/14	200	200
	United Parcel Service of America	5.500%	1/15/18	75	79
	United Parcel Service of America	5.125%	4/1/19	100	102
	United Parcel Service of America	6.200%	1/15/38	100	103
					140,909
Utilities (1.8%)
	Electric (1.4%)
	AEP Texas Central Co.	6.650%	2/15/33	200	170
	Alabama Power Co.	5.500%	10/15/17	225	233

Vanguard Total Bond Market Index Portfolio

Schedule of Investments

As of March 31, 2009

	Alabama Power Co.	6.000%	3/1/39	125	125
	American Water Capital Corp.	6.085%	10/15/17	200	187
	American Water Capital Corp.	6.593%	10/15/37	150	119
	Arizona Public Service Co.	5.800%	6/30/14	75	69
	Baltimore Gas & Electric Co.	5.900%	10/1/16	100	90
	Carolina Power & Light Co.	5.125%	9/15/13	325	341
	Carolina Power & Light Co.	5.300%	1/15/19	100	101
	CenterPoint Energy Houston	5.700%	3/15/13	300	297
	CenterPoint Energy Houston	6.950%	3/15/33	50	45
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	75	78
	Commonwealth Edison Co.	6.150%	3/15/12	75	76
	Commonwealth Edison Co.	5.950%	8/15/16	175	168
	Commonwealth Edison Co.	6.150%	9/15/17	325	311
	Commonwealth Edison Co.	5.800%	3/15/18	75	70
	Commonwealth Edison Co.	6.450%	1/15/38	175	157
	Connecticut Light & Power Co.	6.350%	6/1/36	175	177
	Consolidated Edison Co. of New York	4.875%	2/1/13	75	75
	Consolidated Edison Co. of New York	5.500%	9/15/16	100	99
	Consolidated Edison Co. of New York	6.650%	4/1/19	200	206
	Consolidated Edison Co. of New York	5.300%	3/1/35	100	82
	Consolidated Edison Co. of New York	6.200%	6/15/36	75	70
	Consolidated Edison Co. of New York	6.300%	8/15/37	275	256
	Consolidated Natural Gas	5.000%	12/1/14	300	289
	Constellation Energy Group, Inc.	7.000%	4/1/12	50	49
	Constellation Energy Group, Inc.	4.550%	6/15/15	475	391
	Constellation Energy Group, Inc.	7.600%	4/1/32	25	21
	Consumers Energy Co.	5.375%	4/15/13	225	222
	Consumers Energy Co.	5.500%	8/15/16	100	96
	Detroit Edison Co.	6.125%	10/1/10	75	77
	Dominion Resources, Inc.	5.150%	7/15/15	600	579
	Dominion Resources, Inc.	6.000%	11/30/17	250	245
	Dominion Resources, Inc.	6.300%	3/15/33	100	89
	Dominion Resources, Inc.	5.950%	6/15/35	225	193
[2]	Dominion Resources, Inc.	6.300%	9/30/66	75	43
	DTE Energy Co.	7.050%	6/1/11	100	101
	Duke Energy Carolinas LLC	6.100%	6/1/37	125	124
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
	Duke Energy Corp.	6.250%	1/15/12	300	321
	Duke Energy Corp.	6.000%	12/1/28	100	97
	Duke Energy Indiana Inc.	6.350%	8/15/38	225	229
	El Paso Electric Co.	6.000%	5/15/35	50	34
	Empresa Nacional Electric	8.350%	8/1/13	100	108
	Energy East Corp.	6.750%	6/15/12	150	148
	Energy East Corp.	6.750%	7/15/36	75	50
	Entergy Gulf States, Inc.	6.000%	5/1/18	200	184
	Entergy Louisiana LLC	6.500%	9/1/18	50	47
	Exelon Corp.	4.900%	6/15/15	200	173
	FirstEnergy Corp.	6.450%	11/15/11	175	177

	FirstEnergy Corp.	7.375%	11/15/31	200	163
	Florida Power & Light Co.	5.550%	11/1/17	25	26
	Florida Power & Light Co.	5.625%	4/1/34	25	24
	Florida Power & Light Co.	5.400%	9/1/35	75	71
	Florida Power & Light Co.	6.200%	6/1/36	50	53
	Florida Power & Light Co.	5.650%	2/1/37	100	98
	Florida Power & Light Co.	5.850%	5/1/37	25	25
	Florida Power & Light Co.	5.950%	2/1/38	75	77
	Florida Power & Light Co.	5.960%	4/1/39	250	257
	Florida Power Corp.	5.650%	6/15/18	75	79
	Florida Power Corp.	6.350%	9/15/37	225	232
	FPL Group Capital, Inc.	5.625%	9/1/11	50	53
	FPL Group Capital, Inc.	5.350%	6/15/13	125	128
[2]	FPL Group Capital, Inc.	6.350%	10/1/66	75	54
[2]	FPL Group Capital, Inc.	6.650%	6/15/67	75	54
	Illinois Power Co.	6.125%	11/15/17	25	23
	Illinois Power Co.	6.250%	4/1/18	125	114
	Indiana Michigan Power Co.	6.050%	3/15/37	200	164
[2]	Integrys Energy Group	6.110%	12/1/66	150	80
	Jersey Central Power & Light	5.625%	5/1/16	125	120
	Jersey Central Power & Light	5.650%	6/1/17	475	446
	Kansas City Power & Light	6.050%	11/15/35	50	40
	MidAmerican Energy Co.	5.650%	7/15/12	200	208
	MidAmerican Energy Co.	5.125%	1/15/13	150	154
	MidAmerican Energy Co.	5.950%	7/15/17	75	76
	MidAmerican Energy Co.	5.300%	3/15/18	50	49
	MidAmerican Energy Co.	6.750%	12/30/31	125	125
	MidAmerican Energy Co.	5.750%	11/1/35	250	219
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	125	123
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	550	486
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	125	112
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	50	46
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	100	101
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	175	171
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	250	231
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	200	186
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	175	167
	Nevada Power Co.	7.125%	3/15/19	225	220
	NiSource Finance Corp.	7.875%	11/15/10	100	99
	NiSource Finance Corp.	5.250%	9/15/17	150	116
	Northern States Power Co.	5.250%	3/1/18	150	154
	Northern States Power Co.	6.250%	6/1/36	50	54
	Northern States Power Co.	6.200%	7/1/37	50	54
	NStar Electric Co.	4.875%	4/15/14	50	51
	NStar Electric Co.	5.625%	11/15/17	150	157
	Ohio Edison	6.400%	7/15/16	175	167
	Ohio Power Co.	5.750%	9/1/13	200	201
	Ohio Power Co.	6.000%	6/1/16	75	73
	Oncor Electric Delivery Co.	6.375%	5/1/12	250	247
	Oncor Electric Delivery Co.	6.375%	1/15/15	125	125

Oncor Electric Delivery Co.	7.250%	1/15/33	125	116
Pacific Gas & Electric Co.	4.200%	3/1/11	50	51
Pacific Gas & Electric Co.	4.800%	3/1/14	375	377
Pacific Gas & Electric Co.	5.625%	11/30/17	150	153
Pacific Gas & Electric Co.	8.250%	10/15/18	200	238
Pacific Gas & Electric Co.	6.050%	3/1/34	300	298
PacifiCorp	7.700%	11/15/31	100	118
PacifiCorp	5.250%	6/15/35	100	88
PECO Energy Co.	5.350%	3/1/18	50	48
Pennsylvania Electric Co.	6.050%	9/1/17	75	68
Pepco Holdings, Inc.	6.450%	8/15/12	225	226
Pepco Holdings, Inc.	7.450%	8/15/32	50	42
Potomac Electric Power	6.500%	11/15/37	100	96
PPL Energy Supply LLC	6.400%	11/1/11	50	50
PPL Energy Supply LLC	6.300%	7/15/13	75	76
PPL Energy Supply LLC	6.200%	5/15/16	23	21
PPL Energy Supply LLC	6.500%	5/1/18	50	44
Progress Energy, Inc.	7.100%	3/1/11	305	319
Progress Energy, Inc.	6.850%	4/15/12	25	26
Progress Energy, Inc.	6.050%	3/15/14	50	51
Progress Energy, Inc.	7.050%	3/15/19	50	51
Progress Energy, Inc.	7.000%	10/30/31	325	304
PSE&G Power LLC	6.950%	6/1/12	450	461
PSE&G Power LLC	5.000%	4/1/14	75	71
PSE&G Power LLC	5.500%	12/1/15	75	70
PSE&G Power LLC	8.625%	4/15/31	100	101
PSI Energy Inc.	5.000%	9/15/13	125	124
Public Service Co. of Colorado	7.875%	10/1/12	125	140
Public Service Co. of Colorado	6.250%	9/1/37	25	26
Public Service Co. of Oklahoma	6.625%	11/15/37	200	164
Public Service Electric & Gas	5.800%	5/1/37	75	72
Puget Sound Energy Inc.	5.483%	6/1/35	25	19
Puget Sound Energy Inc.	6.274%	3/15/37	125	103
SCANA Corp.	6.875%	5/15/11	225	235
Sierra Pacific Power Co.	6.000%	5/15/16	75	72
Sierra Pacific Power Co.	6.750%	7/1/37	150	135
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	110
Southern California Edison Co.	5.000%	1/15/14	200	209
Southern California Edison Co.	4.650%	4/1/15	100	100
Southern California Edison Co.	5.000%	1/15/16	25	25
Southern California Edison Co.	6.650%	4/1/29	75	78
Southern California Edison Co.	5.750%	4/1/35	75	73
Southern California Edison Co.	5.350%	7/15/35	100	93
Southern California Edison Co.	5.950%	2/1/38	125	124
Southern California Edison Co.	6.050%	3/15/39	50	50
Southern Power Co.	6.250%	7/15/12	100	105
Southern Power Co.	4.875%	7/15/15	200	183
Southwestern Electric Power	6.450%	1/15/19	100	94
Tampa Electric Co.	6.550%	5/15/36	100	83
Toledo Edison Co.	6.150%	5/15/37	100	73
TransAlta Corp.	6.650%	5/15/18	50	45
Union Electric Co.	5.400%	2/1/16	100	92
Virginia Electric & Power Co.	6.000%	1/15/36	125	123
Virginia Electric & Power Co.	6.000%	5/15/37	100	98
Virginia Electric & Power Co.	6.350%	11/30/37	50	50

	Virginia Electric & Power Co.	8.875%	11/15/38	25	31
	Wisconsin Electric Power Co.	5.700%	12/1/36	300	291
[2]	Wisconsin Energy Corp.	6.250%	5/15/67	425	257
	Wisconsin Power & Light Co.	6.375%	8/15/37	100	101
	Xcel Energy, Inc.	5.613%	4/1/17	78	75
	Xcel Energy, Inc.	6.500%	7/1/36	100	89

	Natural Gas (0.4%)
	AGL Capital Corp.	7.125%	1/14/11	50	51
	Atmos Energy Corp.	4.950%	10/15/14	50	45
	Atmos Energy Corp.	8.500%	3/15/19	75	77
	Boardwalk Pipelines LLC	5.500%	2/1/17	100	82
	CenterPoint Energy Resources	6.150%	5/1/16	75	65
	Duke Capital Corp.	5.500%	3/1/14	125	118
	Duke Capital Corp.	6.750%	2/15/32	50	41
	El Paso Natural Gas Co.	5.950%	4/15/17	75	65
	Enbridge Energy Partners	6.500%	4/15/18	75	65
	Enbridge Energy Partners	9.875%	3/1/19	125	128
	Enbridge Energy Partners	7.500%	4/15/38	150	120
	Energy Transfer Partners LP	5.650%	8/1/12	100	95
	Energy Transfer Partners LP	5.950%	2/1/15	75	68
	Energy Transfer Partners LP	6.125%	2/15/17	50	45
	Energy Transfer Partners LP	6.625%	10/15/36	150	112
[6]	Enron Corp.	9.125%	4/1/03	500	2
[6]	Enron Corp.	7.125%	5/15/07	150	1
[6]	Enron Corp.	6.875%	10/15/07	500	2
	Enterprise Products Operating LP	4.950%	6/1/10	100	99
	Enterprise Products Operating LP	5.650%	4/1/13	250	236
	Enterprise Products Operating LP	5.600%	10/15/14	100	92
	Enterprise Products Operating LP	6.300%	9/15/17	150	138
	Enterprise Products Operating LP	6.500%	1/31/19	50	46
	Enterprise Products Operating LP	6.875%	3/1/33	50	41
	Equitable Resources Inc.	6.500%	4/1/18	350	305
[6]	HNG Internorth	9.625%	3/15/06	500	2
	KeySpan Corp.	8.000%	11/15/30	75	70
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	50	51
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	125	123
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	50	48
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	50	46
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	229
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	38
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	75	65
	Magellan Midstream Partners, LP	5.650%	10/15/16	75	68
	National Grid PLC	6.300%	8/1/16	325	316
	NuStar Energy LP	7.650%	4/15/18	125	103
	ONEOK Inc.	5.200%	6/15/15	75	68
	ONEOK Inc.	6.000%	6/15/35	75	52
	ONEOK Partners, LP	5.900%	4/1/12	100	100
	ONEOK Partners, LP	6.150%	10/1/16	150	134
	ONEOK Partners, LP	8.625%	3/1/19	125	126
	ONEOK Partners, LP	6.650%	10/1/36	325	238
	ONEOK Partners, LP	6.850%	10/15/37	150	112
	Panhandle Eastern Pipeline	6.200%	11/1/17	250	213
	Plains All American Pipeline LP	6.500%	5/1/18	25	22
	San Diego Gas & Electric	5.350%	5/15/35	25	24

[4]	Southern Natural Gas	5.900%	4/1/17	300	262
	Spectra Energy Corp.	6.200%	4/15/18	50	47
	Teppco Partners, LP	5.900%	4/15/13	50	47
	Teppco Partners, LP	6.650%	4/15/18	50	42
	Teppco Partners, LP	7.550%	4/15/38	75	60
	Texas Gas Transmission	4.600%	6/1/15	100	82
	Trans-Canada Pipelines	6.500%	8/15/18	150	149
	Trans-Canada Pipelines	5.600%	3/31/34	150	120
	Trans-Canada Pipelines	5.850%	3/15/36	300	241
	Trans-Canada Pipelines	6.200%	10/15/37	25	21
[2]	Trans-Canada Pipelines	6.350%	5/15/67	275	159
	Williams Cos., Inc.	7.125%	9/1/11	125	125
	Williams Cos., Inc.	7.625%	7/15/19	250	236
	Williams Cos., Inc.	7.500%	1/15/31	250	200
	Williams Cos., Inc.	7.750%	6/15/31	75	62
					27,814
Total Corporate Bonds (Cost $389,763)					347,124
Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
	African Development Bank	1.875%	1/23/12	150	149
	Asian Development Bank	2.125%	3/15/12	150	150
	Asian Development Bank	4.500%	9/4/12	125	133
	Asian Development Bank	3.625%	9/5/13	350	365
	Asian Development Bank	5.593%	7/16/18	275	320
	China Development Bank	4.750%	10/8/14	100	102
	China Development Bank	5.000%	10/15/15	100	103
	Corp. Andina de Fomento	5.200%	5/21/13	125	112
	Corp. Andina de Fomento	5.750%	1/12/17	175	143
	Development Bank of Japan	4.250%	6/9/15	50	51
	Eksportfinans	5.500%	5/25/16	350	375
	Eksportfinans	5.500%	6/26/17	125	137
	European Investment Bank	4.625%	9/15/10	50	52
	European Investment Bank	3.250%	2/15/11	825	841
	European Investment Bank	2.625%	5/16/11	100	101
	European Investment Bank	5.250%	6/15/11	650	690
	European Investment Bank	3.125%	7/15/11	375	384
	European Investment Bank	2.625%	11/15/11	200	203
	European Investment Bank	2.000%	2/10/12	1,325	1,327
	European Investment Bank	4.625%	3/21/12	250	266
	European Investment Bank	2.875%	3/15/13	225	226
	European Investment Bank	3.250%	5/15/13	300	307
	European Investment Bank	4.250%	7/15/13	1,175	1,246
	European Investment Bank	2.375%	3/14/14	150	147
	European Investment Bank	4.625%	5/15/14	175	181
	European Investment Bank	4.875%	2/16/16	425	458
	European Investment Bank	5.125%	9/13/16	450	495
	European Investment Bank	4.875%	1/17/17	150	163
	European Investment Bank	5.125%	5/30/17	675	736
	Export Development Canada	2.625%	11/15/11	150	153
	Export Development Canada	2.375%	3/19/12	150	151
	Export-Import Bank of Korea	5.500%	10/17/12	325	314
	Export-Import Bank of Korea	8.125%	1/21/14	300	310
	Federation of Malaysia	7.500%	7/15/11	75	81
	Federative Republic of Brazil	9.250%	10/22/10	100	109

	Federative Republic of Brazil	11.000%	1/11/12	100	118
	Federative Republic of Brazil	7.875%	3/7/15	175	194
	Federative Republic of Brazil	6.000%	1/17/17	400	398
[2]	Federative Republic of Brazil	8.000%	1/15/18	600	655
	Federative Republic of Brazil	5.875%	1/15/19	700	681
	Federative Republic of Brazil	8.875%	10/14/19	300	350
	Federative Republic of Brazil	8.875%	4/15/24	125	143
	Federative Republic of Brazil	8.750%	2/4/25	300	339
	Federative Republic of Brazil	10.125%	5/15/27	325	413
	Federative Republic of Brazil	8.250%	1/20/34	400	441
	Federative Republic of Brazil	7.125%	1/20/37	225	226
	Federative Republic of Brazil	11.000%	8/17/40	700	889
	Inter-American Development Bank	8.500%	3/15/11	130	145
	Inter-American Development Bank	4.250%	9/10/18	1,050	1,102
	Inter-American Development Bank	7.000%	6/15/25	100	126
	International Bank for Reconstruction & Development	3.125%	11/15/11	200	205
	International Bank for Reconstruction & Development	2.000%	4/2/12	1,150	1,153
	Japan Bank International	4.750%	5/25/11	175	184
	Japan Bank International	4.250%	6/18/13	625	642
	Japan Finance Corp.	5.875%	3/14/11	100	107
	Japan Finance Corp.	4.625%	4/21/15	100	102
	Japan Finance Corp.	5.000%	5/16/17	100	105
	KFW International Finance Inc.	1.875%	3/15/11	75	75
	KFW International Finance Inc.	3.250%	10/14/11	375	385
	KFW International Finance Inc.	2.000%	1/17/12	650	651
	KFW International Finance Inc.	3.500%	3/10/14	625	632
	Korea Development Bank	4.625%	9/16/10	100	98
	Korea Development Bank	5.300%	1/17/13	125	116
	Korea Development Bank	5.750%	9/10/13	250	234
	Korea Development Bank	8.000%	1/23/14	250	257
	Korea Electric Power	7.750%	4/1/13	175	174
	Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	275	284
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	750	770
[5]	Kreditanstalt fur Wiederaufbau	3.125%	11/15/10	450	460
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	150	153
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	50	54
	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	1,675	1,716
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	200	207
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	1,225	1,290
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	675	734
	Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	75	77
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	600	648
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	150	153
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	100	106
	Mass Transit Railway Corp.	7.500%	11/8/10	100	107
	Nordic Investment Bank	3.875%	6/15/10	250	256
	Oesterreichische Kontrollbank	3.125%	10/14/11	150	154
	Oesterreichische Kontrollbank	1.875%	3/21/12	275	274
	Oesterreichische Kontrollbank	5.000%	4/25/17	600	659
	Pemex Project Funding Master Trust	5.750%	3/1/18	600	498

	Pemex Project Funding Master Trust	6.625%	6/15/35	475	346
	Pemex Project Funding Master Trust	6.625%	6/15/38	150	106
	People's Republic of China	4.750%	10/29/13	50	51
	Petrobras International Finance	6.125%	10/6/16	350	351
	Petrobras International Finance	5.875%	3/1/18	25	23
	Petrobras International Finance	8.375%	12/10/18	100	109
	Petrobras International Finance	7.875%	3/15/19	250	260
[4]	Petroleos Mexicanos	8.000%	5/3/19	200	195
	Province of Nova Scotia	5.750%	2/27/12	50	54
	Province of Ontario	3.125%	9/8/10	475	483
	Province of Ontario	2.750%	2/22/11	75	76
	Province of Ontario	3.375%	5/20/11	50	51
	Province of Ontario	5.000%	10/18/11	625	666
	Province of Ontario	3.500%	7/15/13	200	204
	Province of Ontario	4.750%	1/19/16	100	105
	Province of Ontario	5.450%	4/27/16	500	545
	Province of Quebec	6.125%	1/22/11	75	80
	Province of Quebec	5.125%	11/14/16	325	326
	Province of Quebec	4.625%	5/14/18	600	580
	Province of Quebec	7.500%	9/15/29	325	404
	Quebec Hydro Electric	6.300%	5/11/11	75	80
	Quebec Hydro Electric	8.000%	2/1/13	500	589
	Quebec Hydro Electric	8.400%	1/15/22	275	354
	Quebec Hydro Electric	8.050%	7/7/24	200	251
	Republic of Chile	7.125%	1/11/12	150	165
	Republic of Chile	5.500%	1/15/13	175	187
	Republic of Hungary	4.750%	2/3/15	250	217
	Republic of Italy	6.000%	2/22/11	650	689
	Republic of Italy	3.500%	7/15/11	475	485
	Republic of Italy	5.625%	6/15/12	775	827
	Republic of Italy	4.750%	1/25/16	500	499
	Republic of Italy	5.250%	9/20/16	600	612
	Republic of Italy	5.375%	6/15/33	175	168
	Republic of Korea	4.250%	6/1/13	350	339
	Republic of Korea	5.625%	11/3/25	100	82
	Republic of Peru	9.875%	2/6/15	150	178
	Republic of Peru	7.125%	3/30/19	175	177
	Republic of Peru	7.350%	7/21/25	150	151
[2]	Republic of Peru	6.550%	3/14/37	200	179
	Republic of Poland	6.250%	7/3/12	250	262
	Republic of Poland	5.250%	1/15/14	200	198
	Republic of South Africa	7.375%	4/25/12	500	520
	State of Israel	4.625%	6/15/13	75	78
	State of Israel	5.500%	11/9/16	175	187
	State of Israel	5.125%	3/26/19	550	546
	Swedish Export Credit Corp.	4.000%	6/15/10	150	154
	Swedish Export Credit Corp.	4.500%	9/27/10	75	78
	Swedish Export Credit Corp.	5.125%	3/1/17	350	367
	United Mexican States	8.375%	1/14/11	1,500	1,642
	United Mexican States	6.375%	1/16/13	74	78
	United Mexican States	5.875%	1/15/14	250	259
	United Mexican States	6.625%	3/3/15	10	11
	United Mexican States	11.375%	9/15/16	100	131
	United Mexican States	5.625%	1/15/17	350	341
	United Mexican States	8.300%	8/15/31	250	277

United Mexican States	6.750%	9/27/34	908	854
United Mexican States	6.050%	1/11/40	100	85
Total Sovereign Bonds (Cost $48,102)				48,333
Taxable Municipal Bonds (0.2%)
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	125	125
Connecticut GO	5.850%	3/15/32	200	190
Illinois (Taxable Pension) GO	4.950%	6/1/23	550	504
Illinois (Taxable Pension) GO	5.100%	6/1/33	1,100	955
Johns Hopkins Univ.	5.250%	7/1/19	200	198
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	175	159
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	225	224
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	5	5
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	70	66
Oregon (Taxable Pension) GO	5.762%	6/1/23	50	46
Oregon (Taxable Pension) GO	5.892%	6/1/27	75	72
Oregon School Board Assn.	4.759%	6/30/28	75	61
Oregon School Board Assn.	5.528%	6/30/28	50	47
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	125	65
Wisconsin Public Service Rev.	4.800%	5/1/13	75	78
Wisconsin Public Service Rev.	5.700%	5/1/26	75	70
Total Taxable Municipal Bonds (Cost $3,134)				2,865

	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (2.3%)
[7]	Vanguard Market Liquidity Fund (Cost $34,839)	0.440%	34,838,341	34,838
Total Investments (101.4%) (Cost $1,528,129)				1,537,198
Other Assets and Liabilities-Net (-1.4%)				(20,980)
Net Assets (100%)				1,516,218

1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate security.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities was $6,351,000, representing 0.4% of net assets.

5	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
6	Non-income-producing security--security in default.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2009, the cost of investment securities for tax purposes was $1,528,129,000. Net unrealized appreciation of investment securities for tax purposes was $9,069,000, consisting of unrealized gains of $56,457,000 on securities that had risen in value since their purchase and $47,388,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	34,838
Level 2- Other significant observable inputs	1,502,360
Level 3- Significant unobservable inputs	-
Total	1,537,198

Vanguard Short-Term Investment Grade Portfolio

Schedule of Investments

As of March 31, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (12.0%)
U.S. Government Securities (7.4%)
	U.S. Treasury Note	0.875%	2/28/11	16,000	16,030
	U.S. Treasury Note	1.375%	2/15/12	1,200	1,210
	U.S. Treasury Note	1.375%	3/15/12	500	503
	U.S. Treasury Note	4.875%	6/30/12	200	223
	U.S. Treasury Note	4.250%	9/30/12	9,300	10,242
	U.S. Treasury Note	1.875%	2/28/14	3,206	3,242
	U.S. Treasury Note	1.750%	3/31/14	6,000	6,022

				37,472
Agency Bonds and Notes (1.2%)
[1]	Federal Home Loan Bank	1.625%	3/16/11	3,000	3,010
[1]	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	3,000	3,025

				6,035
Conventional Mortgage-Backed Securities (1.9%)
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	12/1/37–9/1/38	4,358	4,498
[1,2]	Federal Home Loan Mortgage Corp.	5.500%	10/1/38	454	471
[1,2]	Federal Home Loan Mortgage Corp.	6.000%	4/1/17	177	186
[1,2]	Federal National Mortgage Assn.	5.000%	4/1/38–7/1/38	2,453	2,533
[1,2]	Federal National Mortgage Assn.	5.500%	2/1/38	1,548	1,608
[1,2]	Federal National Mortgage Assn.	6.000%	12/1/16	215	226
[1,2]	Federal National Mortgage Assn.	6.500%	9/1/16	226	238
[1,2]	Federal National Mortgage Assn.	7.000%	4/1/13	11	12

				9,772
Nonconventional Mortgage-Backed Securities (1.5%)
[1,2]	Federal Home Loan Mortgage Corp.	4.295%	6/1/33	116	116
[1,2]	Federal Home Loan Mortgage Corp.	4.352%	6/1/33	416	419
[1,2]	Federal Home Loan Mortgage Corp.	4.461%	2/1/33	58	60
[1,2]	Federal Home Loan Mortgage Corp.	4.486%	5/1/33	140	142
[1,2]	Federal Home Loan Mortgage Corp.	4.506%	5/1/33	92	92
[1,2]	Federal Home Loan Mortgage Corp.	4.543%	7/1/33	494	502
[1,2]	Federal Home Loan Mortgage Corp.	4.983%	8/1/33	106	109
[1,2]	Federal Home Loan Mortgage Corp.	5.059%	1/1/33	40	41
[1,2]	Federal Home Loan Mortgage Corp.	5.201%	10/1/32	34	35
[1,2]	Federal Home Loan Mortgage Corp.	5.248%	9/1/32	32	32

[1,2]	Federal Home Loan Mortgage Corp.	5.254%	9/1/32	35	35
[1,2]	Federal Home Loan Mortgage Corp.	5.268%	9/1/32	43	44
[1,2]	Federal Home Loan Mortgage Corp.	5.375%	8/1/32	23	24
[1,2]	Federal Home Loan Mortgage Corp.	5.558%	8/1/33	80	82
[1,2]	Federal Home Loan Mortgage Corp.	5.858%	8/1/37	822	854
[1,2]	Federal National Mortgage Assn.	3.000%	8/25/32	3	3
[1,2]	Federal National Mortgage Assn.	3.735%	6/1/33	257	255
[1,2]	Federal National Mortgage Assn.	4.143%	5/1/33	231	231
[1,2]	Federal National Mortgage Assn.	4.151%	12/1/32	35	33
[1,2]	Federal National Mortgage Assn.	4.354%	7/1/33	158	162
[1,2]	Federal National Mortgage Assn.	4.429%	5/1/33	490	495
[1,2]	Federal National Mortgage Assn.	4.433%	5/1/33	343	347
[1,2]	Federal National Mortgage Assn.	4.517%	4/1/33	349	355
[1,2]	Federal National Mortgage Assn.	4.535%	4/1/33	99	101
[1,2]	Federal National Mortgage Assn.	4.556%	5/1/33	59	60
[1,2]	Federal National Mortgage Assn.	4.842%	7/1/33	645	653
[1,2]	Federal National Mortgage Assn.	4.873%	7/1/33	303	309
[1,2]	Federal National Mortgage Assn.	4.981%	8/1/33	103	105
[1,2]	Federal National Mortgage Assn.	5.017%	8/1/33	29	30
[1,2]	Federal National Mortgage Assn.	5.049%	10/1/33	137	141
[1,2]	Federal National Mortgage Assn.	5.060%	7/1/32	20	20
[1,2]	Federal National Mortgage Assn.	5.126%	9/1/33	291	297
[1,2]	Federal National Mortgage Assn.	5.192%	8/1/33	206	209
[1,2]	Federal National Mortgage Assn.	5.202%	9/1/32	13	13
[1,2]	Federal National Mortgage Assn.	5.203%	9/1/32	13	13
[1,2]	Federal National Mortgage Assn.	5.255%	9/1/33	524	534
[1,2]	Federal National Mortgage Assn.	5.380%	8/1/33	82	85
[1,2]	Federal National Mortgage Assn.	5.394%	8/1/33	142	145
[1,2]	Federal National Mortgage Assn.	5.414%	8/1/33	244	251
[1,2]	Federal National Mortgage Assn.	5.491%	8/1/37	157	163
[1,2]	Federal National Mortgage Assn.	5.584%	2/1/37	156	162

				7,759
Total U.S. Government and Agency Obligations (Cost $60,459)				61,038
Corporate Bonds (82.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (23.2%)
[2,3]	American Express Credit Account Master Trust	0.596%	2/15/13	800	767
[2,3]	American Express Credit Account Master Trust	0.586%	12/15/13	500	457
[2,3]	American Express Issuance Trust	0.586%	8/15/11	500	463
[2]	Banc of America Commercial Mortgage, Inc.	5.334%	9/10/45	330	294
[2]	Banc of America Commercial Mortgage, Inc.	5.580%	9/20/46	1,372	672
[2]	Banc of America Mortgage Securities	5.566%	9/25/32	5	5
[2]	Banc of America Mortgage Securities	5.124%	5/25/33	100	89

[2]	Banc of America Mortgage Securities	5.463%	2/25/34	156	139
[2]	Banc of America Securities Auto Trust	5.180%	6/18/10	253	254
[2,3]	Bank of America Credit Card Trust	1.136%	4/15/13	1,500	1,454
[2]	Bank of America Credit Card Trust	4.720%	5/15/13	1,600	1,619
[2,3]	Bank of America Credit Card Trust	0.576%	6/17/13	400	382
[2,3]	Bank of America Credit Card Trust	1.256%	12/15/14	1,600	1,470
[2]	Bear Stearns Adjustable Rate Mortgage Trust	5.772%	10/25/36	1,445	686
[2]	Bear Stearns Adjustable Rate Mortgage Trust	5.472%	5/25/47	1,320	628
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	9/11/41	250	188
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.478%	10/12/41	1,100	951
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/42	221	212
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.330%	1/12/45	250	204
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/50	1,000	783
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	930	711
[2,3,4]	BMW Floorplan Master Owner Trust	0.556%	9/17/11	2,500	2,360
[2]	BMW Vehicle Lease Trust	4.590%	8/15/13	700	689
[2]	Cabela's Master Credit Card Trust	4.310%	12/16/13	1,400	1,337
[2]	Capital Auto Receivables Asset Trust	4.980%	5/15/11	202	203
[2]	Capital Auto Receivables Asset Trust	5.000%	12/15/11	360	352
[2]	Capital One Auto Finance Trust	5.250%	8/15/11	372	364
[2]	Capital One Multi-Asset Execution Trust	4.150%	7/16/12	880	819
[2,3]	Capital One Multi-Asset Execution Trust	0.556%	2/15/13	550	527
[2,3]	Capital One Multi-Asset Execution Trust	0.846%	7/15/13	725	685
[2]	Capital One Multi-Asset Execution Trust	4.850%	2/18/14	2,400	2,382
[2]	Capital One Multi-Asset Execution Trust	5.050%	2/15/16	1,200	1,131
[2]	Capital One Prime Auto Receivables Trust	4.990%	9/15/10	69	69
[2]	Chase Issuance Trust	4.960%	9/17/12	460	469
[2,3]	Chase Issuance Trust	0.596%	10/15/12	600	579
[2]	Chase Issuance Trust	4.650%	12/17/12	100	102
[2]	Chase Issuance Trust	4.260%	5/15/13	1,000	1,005
[2,3]	Chase Issuance Trust	1.620%	6/16/14	1,500	1,376
[2,3]	Chase Issuance Trust	0.626%	12/15/14	300	274
[2]	Chase Issuance Trust	4.650%	3/15/15	4,000	3,970
[2]	Chase Issuance Trust	5.400%	7/15/15	2,000	2,031
[2]	Chase Manhattan Auto Owner Trust	5.340%	7/15/10	116	116

[2]	Citibank Credit Card Issuance Trust	5.500%	6/22/12	1,100	1,117
[2,3]	Citibank Credit Card Issuance Trust	1.344%	7/12/12	1,000	971
[2]	Citibank Credit Card Issuance Trust	4.750%	10/22/12	1,000	1,009
[2]	Citibank Credit Card Issuance Trust	5.450%	5/10/13	704	720
[2]	Citibank Credit Card Issuance Trust	4.850%	4/22/15	5,275	5,214
[2,3]	Citibank Credit Card Issuance Trust	1.745%	5/22/17	500	443
[2]	Citibank Credit Card Issuance Trust	5.650%	9/20/19	600	574
[2,3]	Citibank Credit Card Issuance Trust	1.920%	5/20/20	1,500	1,281
[2]	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	1,000	795
[2]	Citigroup Mortgage Loan Trust Inc.	5.913%	7/25/37	801	493
[2]	Citigroup Mortgage Loan Trust, Inc.	4.699%	3/25/34	158	123
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.655%	11/15/44	330	259
[2]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	1,325	1,020
[2]	CNH Equipment Trust	5.200%	8/16/10	23	23
[2]	CNH Equipment Trust	4.120%	5/15/12	500	451
[2]	CNH Equipment Trust	5.280%	11/15/12	320	320
[2,3,4]	CNH Wholesale Master Note Trust	0.616%	7/15/12	650	644
[2]	Commercial Mortgage Pass-Through Certificates	5.811%	12/10/49	400	328
[2]	Countrywide Home Loans	4.769%	5/25/33	113	106
[2]	Countrywide Home Loans	4.746%	11/19/33	157	123
[2]	Countrywide Home Loans	5.316%	3/20/36	679	293
[2]	Countrywide Home Loans	5.390%	2/25/47	866	353
[2]	Credit Suisse Mortgage Capital Certificates	5.512%	2/15/39	480	436
[2]	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	825	640
[2]	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	700	527
[2]	DaimlerChrysler Auto Trust	5.330%	8/8/10	102	102
[2]	DaimlerChrysler Auto Trust	4.980%	2/8/11	378	380
[2]	DaimlerChrysler Auto Trust	3.700%	6/8/12	800	761
[2]	DaimlerChrysler Auto Trust	4.710%	9/10/12	500	479
[2,3]	DaimlerChrysler Master Owner Trust	0.586%	11/15/11	500	328
[2]	Discover Card Master Trust	5.100%	10/15/13	1,150	1,146
[2]	Discover Card Master Trust	5.650%	12/15/15	1,900	1,850
[2]	Fifth Third Auto Trust	4.070%	1/17/12	1,650	1,616
[3]	First Horizon Mortgage Pass-Though Trust	5.481%	1/25/37	1,396	794
[2]	First Horizon Mortgage Pass-Through Trust	5.647%	11/25/36	591	374

[2]	First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust	6.136%	3/15/33	117	119
[2,3]	Fleet Home Equity Loan Trust	0.795%	1/20/33	122	74
[2]	Ford Credit Auto Owner Trust	5.160%	11/15/10	360	362
[2]	Ford Credit Auto Owner Trust	5.250%	9/15/11	1,000	999
[2]	Ford Credit Auto Owner Trust	5.150%	11/15/11	545	526
[2]	Ford Credit Auto Owner Trust	3.960%	4/15/12	500	485
[2]	Ford Credit Auto Owner Trust	4.280%	5/15/12	2,300	2,151
[2]	Ford Credit Auto Owner Trust	4.950%	3/15/13	150	135
[2,3]	Ford Credit Floorplan Master Owner Trust	0.736%	6/15/11	350	317
[2,3]	Ford Credit Floorplan Master Owner Trust	0.806%	6/15/13	1,375	928
[2,3]	GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	290	226
[2]	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	450	425
[2,3]	GE Capital Credit Card Master Note Trust	0.596%	3/15/13	400	381
[2]	GMAC Mortgage Corp. Loan Trust	5.297%	11/19/35	267	171
[2,3,4]	Golden Credit Card Trust	1.556%	7/15/17	2,200	2,009
[2,3]	Granite Master Issuer PLC	0.596%	12/17/54	162	112
[2,3]	Granite Master Issuer PLC	0.615%	12/20/54	485	330
[2]	Harley-Davidson Motorcycle Trust	5.240%	1/15/12	68	69
[2]	Harley-Davidson Motorcycle Trust	3.560%	2/15/12	174	171
[2]	Harley-Davidson Motorcycle Trust	5.220%	3/15/12	580	582
[2]	Harley-Davidson Motorcycle Trust	5.100%	5/15/12	444	445
[2,4]	Harley-Davidson Motorcycle Trust	5.040%	10/15/12	401	399
[2]	Honda Auto Receivables Owner Trust	5.100%	3/18/11	774	781
[2]	Honda Auto Receivables Owner Trust	5.460%	5/23/11	403	407
[2]	Honda Auto Receivables Owner Trust	4.470%	1/18/12	850	863
[2]	Honda Auto Receivables Owner Trust	5.090%	7/18/13	130	131
[2]	Hyundai Auto Receivables Trust	5.110%	4/15/11	410	415
[2]	John Deere Owner Trust	5.040%	7/15/11	288	290
[2,4]	JP Morgan Auto Receivables Trust	5.220%	9/15/12	1,300	1,309
[2]	JP Morgan Mortgage Trust	5.297%	7/25/35	1,631	1,094
[2]	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	137	133
[2]	JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/46	500	482
[2]	JPMorgan Chase Commercial Mortgage Securities	5.298%	5/15/47	400	320
[2]	JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/49	1,200	964
[2]	JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/51	550	442
[2]	JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/51	1,020	813

[2,3,4]	Kildare Securities Ltd.	1.352%	12/10/43	999	726
[2]	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	800	646
[2]	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	500	414
[2]	Master Adjustable Rate Mortgages Trust	4.148%	4/25/34	171	144
[2]	MBNA Credit Card Master Note Trust	4.500%	1/15/13	450	453
[2]	Merrill Lynch Mortgage Investors, Inc.	3.260%	2/25/33	133	112
[2]	Merrill Lynch Mortgage Investors, Inc.	4.601%	7/25/33	67	60
[2]	Merrill Lynch Mortgage Investors, Inc.	4.875%	2/25/34	95	75
[2]	Merrill Lynch Mortgage Investors, Inc.	5.460%	5/25/36	809	652
[2]	Merrill Lynch Mortgage Trust	4.556%	6/12/43	385	356
[2]	Merrill Lynch Mortgage Trust	5.724%	6/12/50	900	723
[2]	Merrill Lynch Mortgage Trust	5.425%	2/12/51	100	74
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.282%	8/12/48	500	400
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.693%	6/12/50	250	198
[2]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.331%	3/12/51	400	320
[2]	Morgan Stanley Capital I	5.649%	6/11/42	1,850	1,538
[2]	Morgan Stanley Capital I	5.374%	3/12/44	570	491
[2]	Morgan Stanley Capital I	5.623%	12/12/49	400	319
[2]	Morgan Stanley Capital I	5.090%	10/12/52	475	416
[2,3]	Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	0.792%	11/25/15	63	49
[2]	Morgan Stanley Mortgage Loan Trust	4.656%	2/25/34	230	176
[2]	Morgan Stanley Mortgage Loan Trust	5.415%	6/25/36	762	553
[2,3]	National City Credit Card Master Trust	0.606%	8/15/12	1,200	1,137
[2,3]	National City Credit Card Master Trust	0.606%	3/17/14	575	498
[2]	Nissan Auto Receivables Owner Trust	5.030%	5/16/11	260	263
[2]	Nissan Auto Receivables Owner Trust	3.890%	8/15/11	975	981
[2]	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	1,275	1,296
[2]	Nissan Auto Receivables Owner Trust	5.450%	6/15/12	600	607
[2]	Nissan Auto Receivables Owner Trust	5.930%	7/16/12	900	954
[2]	Nissan Auto Receivables Owner Trust	3.200%	2/15/13	300	302

[2]	Nissan Auto Receivables Owner Trust	5.000%	9/15/14	1,750	1,761
[2]	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	470	475
[2,3,4]	Nordstrom Private Label Credit Card Master Trust	0.616%	5/15/15	2,000	1,438
[2,3]	Permanent Master Issuer PLC	1.144%	1/15/16	700	660
[2]	PG&E Energy Recovery Funding LLC	4.370%	6/25/14	1,000	1,030
[2]	Provident Funding Mortgage Loan Trust	3.991%	4/25/34	305	262
[2]	Residential Funding Mortgage Securities I	5.842%	8/25/36	1,155	552
[2]	Residential Funding Mortgage Securities I	5.948%	9/25/36	444	235
[2]	Salomon Brothers Mortgage Securities VII	5.559%	9/25/33	379	309
[2]	Sequoia Mortgage Trust	5.634%	9/20/46	1,381	817
[2,3]	Swift Master Auto Receivables Trust	0.656%	6/15/12	300	213
[2,3]	Swift Master Auto Receivables Trust	1.206%	10/15/12	200	142
[2]	Thornburg Mortgage Securities Trust	3.583%	3/25/44	232	167
[2]	USAA Auto Owner Trust	4.900%	2/15/12	609	614
[2]	USAA Auto Owner Trust	4.160%	4/16/12	3,420	3,428
[2]	USAA Auto Owner Trust	4.640%	10/15/12	1,700	1,746
[2]	USAA Auto Owner Trust	4.500%	10/15/13	660	665
[2]	USAA Auto Owner Trust	4.710%	2/18/14	1,725	1,754
[2]	Volkswagen Auto Loan Enhanced Trust	5.470%	3/20/13	2,375	2,432
[2,3]	Wachovia Asset Securitization, Inc.	0.782%	6/25/33	40	14
[2]	Wachovia Auto Loan Owner Trust	5.100%	7/20/11	130	130
[2]	Wachovia Auto Owner Trust	5.390%	9/20/11	484	489
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.210%	10/15/44	983	841
[2]	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	700	559
[2]	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	390	322
[2]	Washington Mutual Mortgage Pass-Through Certificates	4.543%	1/25/33	32	26
[2]	Washington Mutual Mortgage Pass-Through Certificates	3.830%	8/25/33	74	42
[2]	Washington Mutual Mortgage Pass-Through Certificates	4.557%	9/25/33	93	73
[2]	Wells Fargo Home Equity Trust	3.970%	5/25/34	404	377
[2]	Wells Fargo Mortgage Backed Securities Trust	5.630%	10/25/36	1,330	786
[2]	World Omni Auto Receivables Trust	5.230%	2/15/11	173	174
[2]	World Omni Auto Receivables Trust	3.940%	10/15/12	360	362

[2]	World Omni Auto Receivables Trust	5.130%	4/15/13	550	564

					117,613
Finance (28.8%)
	Banking (19.8%)
[3]	American Express Centurion Bank	0.716%	11/16/09	225	216
	American Express Centurion Bank	5.200%	11/26/10	675	647
[3]	American Express Credit Corp.	0.616%	5/19/09	575	572
[3]	American Express Credit Corp.	0.647%	10/4/10	400	363
[3,4]	ANZ National Bank International Ltd.	1.281%	8/7/09	400	394
[4]	ANZ National Bank International Ltd.	6.200%	7/19/13	450	441
	Astoria Financial Corp.	5.750%	10/15/12	250	214
[4]	BA Covered Bond Issuer	5.500%	6/14/12	800	775
[2,4]	Banco Mercantil del Norte	6.135%	10/13/16	450	293
[3,4]	Banco Santander Chile	1.634%	12/9/09	400	396
[2]	Bank of America Capital Trust XIV	5.630%	12/31/49	2,361	567
	Bank of America Corp.	5.375%	8/15/11	1,031	971
[5]	Bank of America Corp.	2.100%	4/30/12	2,000	2,009
	Bank of America Corp.	4.875%	1/15/13	1,000	906
[2]	Bank of America Corp.	8.000%	12/29/49	150	59
	Bank of New York Mellon	5.410%	5/15/09	700	704
	Bank of New York Mellon	7.300%	12/1/09	100	102
	Bank of New York Mellon	4.950%	1/14/11	300	308
	Bank of New York Mellon	5.125%	11/1/11	100	103
	Bank of New York Mellon	4.950%	11/1/12	50	51
	Bank of New York Mellon	4.500%	4/1/13	575	574
[4]	Bank of Scotland PLC	4.000%	9/15/09	2,000	1,960
[3]	Barclays Bank PLC	1.351%	8/10/09	1,050	1,047
	Barclays Bank PLC	7.400%	12/15/09	150	147
	Barclays Bank PLC	5.450%	9/12/12	450	457
[2,4]	Barclays Bank PLC	7.375%	12/15/49	100	32
	BB&T Corp.	6.500%	8/1/11	1,375	1,387
[3]	Bear Stearns Co., Inc.	1.554%	9/9/09	2,010	1,999
	Bear Stearns Co., Inc.	4.500%	10/28/10	387	383
[3]	Bear Stearns Co., Inc.	1.404%	1/31/11	110	104
	Bear Stearns Co., Inc.	6.950%	8/10/12	1,350	1,373
[4]	BNP Paribas	5.125%	1/15/15	500	441
[3,4]	BTMU Curacao Holdings NV	1.619%	12/19/16	835	647
	Capital One Bank	5.000%	6/15/09	550	550
	Capital One Bank	5.750%	9/15/10	100	100
	Capital One Bank	6.500%	6/13/13	125	113
	Capital One Financial Corp.	4.800%	2/21/12	750	682
[2,4]	CBG Florida REIT Corp.	7.114%	2/15/49	560	14
[3]	Charter One Bank N.A.	1.209%	4/24/09	630	629
	Charter One Bank N.A.	5.500%	4/26/11	380	367
[3]	Citigroup, Inc.	1.424%	6/9/09	1,735	1,709
	Citigroup, Inc.	6.500%	1/18/11	375	363
	Citigroup, Inc.	5.100%	9/29/11	400	362
	Citigroup, Inc.	5.250%	2/27/12	400	356
[5]	Citigroup, Inc.	2.125%	4/30/12	2,000	2,012
	Citigroup, Inc.	5.300%	10/17/12	935	816
	Citigroup, Inc.	5.500%	4/11/13	2,365	2,107

	Citigroup, Inc.	6.500%	8/19/13	400	366
	Citigroup, Inc.	5.000%	9/15/14	250	163
	Citigroup, Inc.	6.125%	11/21/17	775	680
	Citigroup, Inc.	0.00%	4/29/49	825	470
[4]	Commonwealth Bank of Australia	5.000%	11/6/12	500	476
[2,4]	Commonwealth Bank of Australia	6.024%	3/15/49	450	185
[3,4]	Compass Bank	1.997%	10/9/09	1,070	1,067
	Countrywide Financial Corp.	5.800%	6/7/12	1,000	850
[3,4]	Credit Agricole	1.306%	5/28/10	2,125	2,090
[2,4]	Credit Agricole	6.637%	5/31/49	175	61
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	450	452
[3]	Credit Suisse First Boston USA, Inc.	1.438%	8/15/10	600	582
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	300	304
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	850	872
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	1,435	1,474
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	140	134
	Deutsche Bank Financial, Inc.	7.500%	4/25/09	445	446
[3,4]	Deutsche Bank Financial, Inc.	1.494%	4/30/09	270	270
[3]	Deutsche Bank New York Branch	1.401%	8/21/09	1,050	1,047
[3,4]	Development Bank of Singapore Ltd.	1.454%	5/16/17	1,250	1,000
[3,4]	DnB NOR Bank ASA	1.330%	10/13/09	1,400	1,386
	Fifth Third Bancorp.	4.200%	2/23/10	600	582
	Fifth Third Bancorp.	6.250%	5/1/13	225	209
[3]	First Tennessee Bank	1.456%	12/17/09	500	497
	FirstStar Bank	7.125%	12/1/09	85	87
[2]	Goldman Sachs Capital II	5.793%	12/29/49	425	182
[3]	Goldman Sachs Group, Inc.	1.455%	7/23/09	160	159
[3]	Goldman Sachs Group, Inc.	1.307%	12/23/09	250	243
[3]	Goldman Sachs Group, Inc.	1.461%	3/2/10	1,200	1,152
[3]	Goldman Sachs Group, Inc.	1.532%	6/28/10	2,045	1,850
	Goldman Sachs Group, Inc.	5.450%	11/1/12	725	707
	Goldman Sachs Group, Inc.	5.625%	1/15/17	130	107
	Goldman Sachs Group, Inc.	6.150%	4/1/18	500	460
	HSBC Bank PLC	6.950%	3/15/11	400	399
[3]	HSBC Bank USA	1.450%	12/14/09	1,500	1,471
[4]	ICICI Bank Ltd.	5.750%	1/12/12	200	174
[3]	Independence Community Bank	3.750%	4/1/14	315	228
	JPMorgan Chase & Co.	4.600%	1/17/11	1,800	1,803
	JPMorgan Chase & Co.	4.850%	6/16/11	900	893
	JPMorgan Chase & Co.	6.625%	3/15/12	710	706
	JPMorgan Chase & Co.	5.375%	10/1/12	1,165	1,183
	JPMorgan Chase & Co.	4.750%	5/1/13	550	540
[2]	JPMorgan Chase & Co.	4.891%	9/1/15	560	459
[2]	JPMorgan Chase & Co.	7.900%	12/29/49	450	293
[3]	KeyCorp	0.621%	5/26/09	430	422
	KeyCorp	6.500%	5/14/13	500	480
[2,4]	Lloyds TSB Group PLC	6.267%	11/14/49	475	90
[3,4]	Manufacturers & Traders Trust Co.	2.935%	4/1/13	400	335

	Marshall & Ilsley Bank	5.150%	2/22/12	500	429
[2]	Mellon Capital IV	6.244%	6/29/49	750	317
[3]	Merrill Lynch & Co., Inc.	1.454%	2/5/10	1,385	1,291
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	1,075	1,038
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	645	604
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	625	564
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	425	357
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	675	546
[3]	Morgan Stanley Dean Witter	1.374%	1/15/10	1,300	1,255
	Morgan Stanley Dean Witter	6.750%	4/15/11	1,574	1,582
[5]	Morgan Stanley Dean Witter	3.250%	12/1/11	2,000	2,075
	Morgan Stanley Dean Witter	6.600%	4/1/12	475	480
	Morgan Stanley Dean Witter	5.250%	11/2/12	700	682
	Morgan Stanley Dean Witter	6.625%	4/1/18	1,115	1,064
	National Australia Bank	8.600%	5/19/10	420	431
	National City Bank	4.500%	3/15/10	1,850	1,853
	National City Bank	6.200%	12/15/11	400	385
	National City Bank	4.625%	5/1/13	650	578
	North Fork Bancorp., Inc.	5.875%	8/15/12	134	119
	Northern Trust Co.	5.500%	8/15/13	250	260
[3]	PNC Funding Corp.	0.584%	6/12/09	525	523
	PNC Funding Corp.	5.125%	12/14/10	660	660
	Regions Financial Corp.	6.375%	5/15/12	375	344
	Santander Financial Issuances	6.375%	2/15/11	1,100	1,059
[3,4]	Santander U.S. Debt, S.A. Unipersonal	1.331%	11/20/09	1,900	1,859
	Sanwa Bank Ltd.	7.400%	6/15/11	250	246
[4]	Scotland International Finance	7.700%	8/15/10	900	884
[2,4]	Societe Generale	5.922%	12/5/49	200	92
	Sovereign Bancorp, Inc.	4.800%	9/1/10	170	167
[3]	Sovereign Bancorp, Inc.	2.880%	8/1/13	45	33
[2]	State Street Capital Trust	8.250%	3/15/42	175	105
	State Street Corp.	7.650%	6/15/10	175	176
[3]	SunTrust Banks, Inc.	1.381%	6/2/09	1,350	1,349
	SunTrust Banks, Inc.	6.375%	4/1/11	100	99
[3,4]	Unicredit Luxembourg Finance	1.600%	1/13/17	1,175	787
	US Bank NA	6.375%	8/1/11	1,050	1,102
	US Bank NA	6.300%	2/4/14	350	363
	US Bank NA	4.950%	10/30/14	350	340
[2]	USB Capital IX	6.189%	4/15/49	1,190	464
[2,4]	USB Realty Corp.	6.091%	12/15/49	270	113
	Wachovia Bank NA	7.800%	8/18/10	1,000	986
	Wachovia Bank NA	4.800%	11/1/14	100	83
	Wachovia Bank NA	4.875%	2/1/15	200	171
	Wachovia Bank NA	5.000%	8/15/15	250	215
[2]	Wachovia Capital Trust III	5.800%	3/15/11	585	211
	Wachovia Corp.	4.375%	6/1/10	100	100
	Wachovia Corp.	5.350%	3/15/11	700	699
[3]	Wachovia Corp.	1.224%	10/15/11	550	483
	Wachovia Corp.	5.300%	10/15/11	1,900	1,871
	Wachovia Corp.	5.500%	5/1/13	700	654
[6]	Washington Mutual Bank	5.550%	6/16/10	210	50
[6]	Washington Mutual Bank	6.875%	6/15/11	517	—
	Washington Mutual Finance Corp.	6.875%	5/15/11	150	144
	Wells Fargo & Co.	4.625%	8/9/10	120	119

	Wells Fargo & Co.	4.875%	1/12/11	1,500	1,495
	Wells Fargo & Co.	5.300%	8/26/11	500	498
[5]	Wells Fargo & Co.	2.125%	6/15/12	1,000	1,008
	Wells Fargo & Co.	5.250%	10/23/12	425	412
	Wells Fargo Bank NA	6.450%	2/1/11	1,396	1,379
	Wells Fargo Bank NA	4.750%	2/9/15	775	686
[3]	Zions Bancorp.	2.792%	12/10/09	1,400	1,351

	Brokerage (0.1%)
	Jefferies Group Inc.	5.875%	6/8/14	150	115
[6]	Lehman Brothers Holdings, Inc.	2.911%	8/21/09	550	74
[6]	Lehman Brothers Holdings, Inc.	2.907%	11/16/09	880	119
[6]	Lehman Brothers Holdings, Inc.	2.951%	5/25/10	445	60
[6]	Lehman Brothers Holdings, Inc.	5.750%	7/18/11	1,600	216
[6]	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	220	30
[6]	Lehman Brothers Holdings, Inc.	2.998%	8/19/65	210	—

	Finance Companies (4.6%)
	American General Finance Corp.	4.625%	5/15/09	565	531
	American General Finance Corp.	5.375%	9/1/09	435	309
	American General Finance Corp.	3.875%	10/1/09	1,000	700
	American General Finance Corp.	4.875%	5/15/10	200	98
	American General Finance Corp.	5.200%	12/15/11	290	119
	American General Finance Corp.	4.875%	7/15/12	380	154
	CIT Group, Inc.	5.600%	4/27/11	1,225	835
	CIT Group, Inc.	5.800%	7/28/11	550	373
[3]	CIT Group, Inc.	1.481%	2/13/12	125	75
[3]	General Electric Capital Corp.	1.301%	5/10/10	1,600	1,514
	General Electric Capital Corp.	4.250%	9/13/10	1,830	1,826
	General Electric Capital Corp.	5.000%	12/1/10	925	929
[5]	General Electric Capital Corp.	1.800%	3/11/11	2,000	2,012
	General Electric Capital Corp.	5.500%	4/28/11	575	581
	General Electric Capital Corp.	5.875%	2/15/12	32	32
	General Electric Capital Corp.	4.375%	3/3/12	350	338
	General Electric Capital Corp.	5.000%	4/10/12	100	97
[7]	General Electric Capital Corp.	5.250%	10/19/12	2,713	2,613
	General Electric Capital Corp.	5.450%	1/15/13	1,200	1,160
	General Electric Capital Corp.	4.800%	5/1/13	1,510	1,421
[2]	General Electric Capital Corp.	6.375%	11/15/67	375	195
	HSBC Finance Corp.	4.125%	11/16/09	500	495
	HSBC Finance Corp.	4.625%	9/15/10	1,070	977
	HSBC Finance Corp.	5.250%	1/14/11	1,150	1,000
	HSBC Finance Corp.	6.750%	5/15/11	500	451
	HSBC Finance Corp.	5.700%	6/1/11	500	427
	HSBC Finance Corp.	6.375%	10/15/11	400	346
	HSBC Finance Corp.	5.500%	1/19/16	450	332
	International Lease Finance Corp.	3.500%	4/1/09	220	220
	International Lease Finance Corp.	4.750%	7/1/09	155	140
	International Lease Finance Corp.	4.875%	9/1/10	300	214
	International Lease Finance Corp.	5.125%	11/1/10	250	173
	International Lease Finance Corp.	5.450%	3/24/11	600	393
	International Lease Finance Corp.	5.750%	6/15/11	425	283
	International Lease Finance Corp.	4.750%	1/13/12	1,900	1,121
	International Lease Finance Corp.	6.375%	3/25/13	750	397

	SLM Corp.	4.500%	7/26/10	1,000	750

	Insurance (3.0%)
	Aetna, Inc.	5.750%	6/15/11	170	176
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	730	742
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	50	52
[2]	Chubb Corp.	6.375%	3/29/67	80	45
[4]	ING Security Life Institutional Funding	4.250%	1/15/10	200	196
[4]	Jackson National Life Insurance Co.	5.375%	5/8/13	450	387
[4]	John Hancock Global Funding II	7.900%	7/2/10	1,000	1,025
[4]	Liberty Mutual Group	4.875%	2/1/10	200	194
[2,4]	Liberty Mutual Group	7.000%	3/15/37	175	74
[2]	Lincoln National Corp.	6.050%	4/20/67	195	41
[3,4]	MassMutual Global Funding II	1.198%	4/21/11	2,700	2,492
[3,4]	MassMutual Global Funding II	1.437%	12/6/13	350	294
[3,4]	Merna Reinsurance Ltd.	2.970%	7/7/10	420	387
[3,4]	MetLife Global Funding I	1.406%	5/18/10	1,100	1,030
[4]	MetLife Global Funding I	5.125%	4/10/13	900	824
[4]	Monumental Global Funding II	4.375%	7/30/09	400	397
[4]	Monumental Global Funding II	4.625%	3/15/10	350	343
[4]	New York Life Global Funding	4.625%	8/16/10	220	221
[4]	New York Life Global Funding	5.250%	10/16/12	220	220
[2,4]	Oil Insurance Ltd.	7.558%	6/30/49	300	109
[4]	PRICOA Global Funding I	4.200%	1/15/10	390	374
[4]	Principal Life Global	4.400%	10/1/10	200	187
	Principal Life Income Funding	5.125%	3/1/11	600	578
[2]	Progressive Corp.	6.700%	6/15/37	160	78
	Travelers Cos. Inc.	5.375%	6/15/12	250	255
[2]	Travelers Cos. Inc.	6.250%	3/15/37	350	180
	Travelers Property Casualty Corp.	5.000%	3/15/13	400	396
	UnitedHealth Group, Inc.	5.125%	11/15/10	430	434
	UnitedHealth Group, Inc.	5.250%	3/15/11	100	101
	UnitedHealth Group, Inc.	4.875%	2/15/13	220	214
	UnumProvident Corp.	5.859%	5/15/09	570	567
	WellPoint Inc.	4.250%	12/15/09	400	399
	WellPoint Inc.	5.000%	1/15/11	300	300
	WellPoint Inc.	6.375%	1/15/12	250	252
	WellPoint Inc.	6.800%	8/1/12	175	179
	WellPoint Inc.	6.000%	2/15/14	955	957
	Willis North America Inc.	5.125%	7/15/10	170	156
[4]	Xlliac Global Funding	4.800%	8/10/10	330	249
[2,4]	ZFS Finance USA Trust I	5.875%	5/9/32	325	117

	Other Finance (0.3%)
[3]	Paccar Financial Corp.	1.288%	5/17/10	1,575	1,565

	Real Estate Investment Trusts (1.0%)
	Arden Realty LP	5.200%	9/1/11	180	169
	AvalonBay Communities, Inc.	5.500%	1/15/12	225	206
	Boston Properties, Inc.	6.250%	1/15/13	268	228
	Brandywine Operating Partnership	5.750%	4/1/12	390	268
	Developers Diversified Realty Corp.	5.250%	4/15/11	170	82

	Developers Diversified Realty Corp.	5.375%	10/15/12	300	130
	Health Care Property Investors, Inc.	6.450%	6/25/12	300	252
	Health Care REIT, Inc.	8.000%	9/12/12	475	444
	HRPT Properties Trust	6.950%	4/1/12	450	343
	Kimco Realty Corp.	4.820%	8/15/11	325	255
	Liberty Property LP	6.375%	8/15/12	200	162
	ProLogis	5.500%	4/1/12	390	244
	Regency Centers LP	7.950%	1/15/11	100	93
	Simon Property Group Inc.	4.875%	3/18/10	900	870
	Simon Property Group Inc.	4.875%	8/15/10	350	332
	Simon Property Group Inc.	5.300%	5/30/13	550	454
[4]	Westfield Capital Corp.	4.375%	11/15/10	450	426

				146,188
Industrial (25.6%)
	Basic Industry (0.8%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	300	294
	Alcoa, Inc.	6.000%	7/15/13	550	439
	ArcelorMittal	5.375%	6/1/13	375	294
	Barrick Gold Finance Inc.	6.125%	9/15/13	550	557
	BHP Billiton Finance (USA) Ltd.	5.500%	4/1/14	225	227
	International Paper Co.	7.950%	6/15/18	175	134
	PPG Industries, Inc.	5.750%	3/15/13	380	383
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	915	821
	Rohm & Haas Co.	5.600%	3/15/13	470	442
	Weyerhaeuser Co.	6.750%	3/15/12	221	211
[3,4]	Xstrata Finance Dubai Ltd.	1.581%	11/13/09	250	238

	Capital Goods (3.2%)
	3M Co.	4.500%	11/1/11	500	532
	Allied Waste North America Inc.	6.125%	2/15/14	100	94
	Allied Waste North America Inc.	6.875%	6/1/17	200	183
[4]	BAE Systems Holdings Inc.	4.750%	8/15/10	745	741
	Boeing Capital Corp.	6.100%	3/1/11	450	475
	Boeing Capital Corp.	6.500%	2/15/12	775	823
	Boeing Co.	5.000%	3/15/14	500	515
[2,4]	C8 Capital SPV Ltd.	6.640%	12/15/49	65	21
[3]	Caterpillar Financial Services Corp.	1.278%	8/11/09	900	892
	Caterpillar Financial Services Corp.	4.300%	6/1/10	20	20
	Caterpillar Financial Services Corp.	5.750%	2/15/12	1,500	1,528
	Caterpillar Financial Services Corp.	4.250%	2/8/13	1,470	1,412
	CRH America Inc.	5.625%	9/30/11	675	590
	General Dynamics Corp.	5.250%	2/1/14	340	362
[3]	Honeywell International, Inc.	1.219%	7/27/09	200	200
	Honeywell International, Inc.	6.125%	11/1/11	185	201
	Honeywell International, Inc.	4.250%	3/1/13	325	334
[4]	Hutchison Whampoa International Ltd.	5.450%	11/24/10	550	567

[4]	Illinois Tool Works, Inc.	5.150%	4/1/14	575	579
	Ingersoll-Rand GL Holding Co.	6.000%	8/15/13	455	443
[3]	John Deere Capital Corp.	1.373%	10/16/09	800	797
	John Deere Capital Corp.	5.250%	10/1/12	1,750	1,774
	Lafarge SA	6.150%	7/15/11	50	45
	Lockheed Martin Corp.	4.121%	3/14/13	100	102
[3]	Martin Marietta Material	1.324%	4/30/10	425	395
	Northrop Grumman Corp.	8.000%	10/15/09	100	103
	Northrop Grumman Corp.	7.125%	2/15/11	200	214
	Raytheon Co.	4.850%	1/15/11	695	716
	Roper Industries Inc.	6.625%	8/15/13	350	354
	Textron Financial Corp.	4.600%	5/3/10	270	218
	Textron Financial Corp.	5.400%	4/28/13	330	199
	Tyco International Group SA	6.375%	10/15/11	235	236
	Tyco International Group SA	8.500%	1/15/19	400	413
	Vulcan Materials Co.	6.300%	6/15/13	175	171

	Communication (5.9%)
[3]	AT&T Inc.	1.334%	2/5/10	800	796
	AT&T Inc.	7.300%	11/15/11	1,130	1,225
	AT&T Inc.	6.700%	11/15/13	500	536
	AT&T Inc.	4.850%	2/15/14	300	303
	AT&T Wireless	7.875%	3/1/11	1,000	1,058
	British Sky Broadcasting Corp.	8.200%	7/15/09	1,090	1,099
	British Telecommunications PLC	8.625%	12/15/10	2,080	2,166
	Comcast Cable Communications, Inc.	6.750%	1/30/11	965	1,003
	Comcast Corp.	5.850%	1/15/10	720	735
	Comcast Corp.	5.500%	3/15/11	640	650
	Cox Communications, Inc.	7.875%	8/15/09	563	569
	Cox Communications, Inc.	4.625%	1/15/10	600	592
	Cox Communications, Inc.	4.625%	6/1/13	100	91
	Deutsche Telekom International Finance	8.500%	6/15/10	525	552
	Deutsche Telekom International Finance	5.875%	8/20/13	1,110	1,131
	France Telecom	7.750%	3/1/11	2,770	2,972
[3]	Gannett Co., Inc.	1.450%	5/26/09	500	490
[2]	NYNEX Corp.	9.550%	5/1/10	101	103
	Reed Elsevier Capital	7.750%	1/15/14	200	202
	Rogers Communications Inc.	7.250%	12/15/12	240	248
	Telecom Italia Capital	4.000%	1/15/10	1,000	986
	Telecom Italia Capital	4.875%	10/1/10	300	296
	Telefonica Emisiones SAU	5.984%	6/20/11	2,360	2,437
	Telefonica Europe BV	7.750%	9/15/10	380	398
	Telefonos de Mexico SA	4.750%	1/27/10	430	434
	Time Warner Cable Inc.	5.400%	7/2/12	250	242
	Time Warner Cable Inc.	6.200%	7/1/13	850	830
	Verizon Communications Corp.	5.250%	4/15/13	1,050	1,081
	Verizon Communications Corp.	5.500%	2/15/18	475	458
	Verizon Global Funding Corp.	7.250%	12/1/10	740	783
	Verizon Global Funding Corp.	6.875%	6/15/12	415	443
	Verizon Global Funding Corp.	7.375%	9/1/12	300	327
[4]	Verizon Wireless Capital	5.250%	2/1/12	450	455
[4]	Verizon Wireless Capital	7.375%	11/15/13	750	807

[4]	Vivendi	5.750%	4/4/13	450	432
	Vodafone AirTouch PLC	7.750%	2/15/10	1,202	1,246
	Vodafone Group PLC	5.500%	6/15/11	1,050	1,096
	Vodafone Group PLC	5.350%	2/27/12	240	246
	Vodafone Group PLC	5.000%	12/16/13	320	324

	Consumer Cyclical (3.2%)
[3,4]	American Honda Finance	1.282%	5/12/09	600	591
[4]	American Honda Finance	5.125%	12/15/10	520	515
[4]	American Honda Finance	4.625%	4/2/13	450	413
	Autozone, Inc.	6.500%	1/15/14	450	448
	Best Buy Co.	6.750%	7/15/13	350	337
	Centex Corp.	5.800%	9/15/09	205	204
	CVS Caremark Corp.	4.000%	9/15/09	225	227
[2,4]	CVS Caremark Corp.	6.117%	1/10/13	510	518
[2]	CVS Caremark Corp.	6.302%	6/1/37	375	224
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	250	250
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	690	673
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	110	111
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	280	256
	Darden Restaurants Inc.	5.625%	10/15/12	150	141
	Federated Retail Holding	5.350%	3/15/12	525	415
[4]	Harley-Davidson Funding Corp.	5.250%	12/15/12	250	180
[4]	Harley-Davidson Inc.	5.000%	12/15/10	200	180
	International Speedway Corp.	4.200%	4/15/09	580	580
	J.C. Penney Co., Inc.	8.000%	3/1/10	100	100
	J.C. Penney Co., Inc.	9.000%	8/1/12	585	554
	K. Hovnanian Enterprises	6.250%	1/15/16	160	43
	Lennar Corp.	5.125%	10/1/10	100	88
	Lowe's Cos., Inc.	8.250%	6/1/10	200	212
	Lowe's Cos., Inc.	5.600%	9/15/12	425	445
	Macys Retail Holdings Inc.	6.625%	4/1/11	385	326
	McDonald's Corp.	4.300%	3/1/13	300	314
	MGM Mirage, Inc.	6.750%	4/1/13	100	34
[4]	Nissan Motor Acceptance Corp.	4.625%	3/8/10	680	643
[4]	Nissan Motor Acceptance Corp.	5.625%	3/14/11	800	727
	Royal Caribbean Cruises	7.000%	6/15/13	125	70
	Staples Inc.	7.750%	4/1/11	100	103
	Target Corp.	5.125%	1/15/13	220	228
[3]	The Walt Disney Co.	1.153%	7/16/10	450	446
	The Walt Disney Co.	5.700%	7/15/11	85	91
	The Walt Disney Co.	6.375%	3/1/12	35	38
	The Walt Disney Co.	4.500%	12/15/13	500	511
[3]	Time Warner, Inc.	1.461%	11/13/09	500	490
	Time Warner, Inc.	6.875%	5/1/12	110	112
[2]	Toyota Motor Credit Corp.	2.750%	8/6/09	25	25
[3]	Viacom Inc.	1.670%	6/16/09	800	795
	Viacom Inc.	5.750%	4/30/11	100	97
	Wal-Mart Stores, Inc.	4.250%	4/15/13	1,325	1,398
	Walgreen Co.	4.875%	8/1/13	600	637
	Western Union Co.	5.400%	11/17/11	500	506

	Western Union Co.	6.500%	2/26/14	500	507
	Yum! Brands, Inc.	8.875%	4/15/11	200	213

	Consumer Noncyclical (6.2%)
	Abbott Laboratories	3.750%	3/15/11	150	155
	Abbott Laboratories	5.600%	5/15/11	380	408
	Abbott Laboratories	5.150%	11/30/12	500	541
	Altria Group, Inc.	8.500%	11/10/13	1,250	1,369
	AmerisourceBergen Corp.	5.625%	9/15/12	260	256
	Amgen Inc.	4.000%	11/18/09	950	964
[4]	Anheuser-Busch Cos., Inc.	7.200%	1/15/14	1,650	1,731
[3]	AstraZeneca PLC	1.613%	9/11/09	850	847
	Avon Products, Inc.	5.625%	3/1/14	225	228
	Baxter Finco, BV	4.750%	10/15/10	440	455
	Becton, Dickinson & Co.	7.150%	10/1/09	100	102
	Biogen Idec Inc.	6.000%	3/1/13	520	523
	Bristol-Myers Squibb Co.	5.250%	8/15/13	130	138
[3]	Cardinal Health, Inc.	1.705%	10/2/09	425	419
[4]	Cargill Inc.	5.200%	1/22/13	950	919
	Clorox Co.	5.000%	3/1/13	75	76
	Coca-Cola Co.	3.625%	3/15/14	500	509
	Coca-Cola Enterprises Inc.	5.000%	8/15/13	500	520
[4]	Cosan Finance Ltd.	7.000%	2/1/17	35	21
	Covidien International	5.150%	10/15/10	420	433
	Delhaize America Inc.	5.875%	2/1/14	50	50
	Diageo Capital PLC	5.200%	1/30/13	150	153
[3]	General Mills, Inc.	1.253%	1/22/10	650	644
	General Mills, Inc.	5.650%	9/10/12	320	336
	General Mills, Inc.	5.250%	8/15/13	400	415
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	780	810
	H.J. Heinz Co.	5.350%	7/15/13	175	181
	Hershey Foods Corp.	5.300%	9/1/11	125	133
	Hormel Foods Corp.	6.625%	6/1/11	100	106
	Hospira, Inc.	4.950%	6/15/09	460	462
[3]	Hospira, Inc.	1.712%	3/30/10	300	286
	Kellogg Co.	6.600%	4/1/11	620	661
	Kellogg Co.	5.125%	12/3/12	230	242
	Kellogg Co.	4.250%	3/6/13	350	356
	Kraft Foods, Inc.	4.125%	11/12/09	1,025	1,037
	Kraft Foods, Inc.	5.625%	8/11/10	300	310
	Kraft Foods, Inc.	6.250%	6/1/12	500	530
	Kraft Foods, Inc.	6.750%	2/19/14	400	435
	Kroger Co.	7.250%	6/1/09	335	337
	Kroger Co.	6.200%	6/15/12	65	68
	Kroger Co.	5.000%	4/15/13	275	271
	Kroger Co.	7.500%	1/15/14	375	414
	Mckesson Corp.	6.500%	2/15/14	220	228
	Medco Health Solutions	6.125%	3/15/13	700	693
	Medtronic Inc.	4.375%	9/15/10	400	410
	Medtronic Inc.	4.500%	3/15/14	250	257
	Molson Coors Capital Finance	4.850%	9/22/10	150	152
	Novartis Capital Corp.	4.125%	2/10/14	250	257
	PepsiAmericas Inc.	6.375%	5/1/09	220	220
	PepsiAmericas Inc.	5.625%	5/31/11	110	112
	Pepsico, Inc.	4.650%	2/15/13	220	235

	Pfizer, Inc.	4.450%	3/15/12	1,250	1,287
	Pfizer, Inc.	5.350%	3/15/15	600	634
	Philip Morris International Inc.	6.875%	3/17/14	250	270
	Philips Electronics NV	4.625%	3/11/13	335	334
	Procter & Gamble Co.	4.600%	1/15/14	300	319
	Quest Diagnostic, Inc.	5.125%	11/1/10	200	201
	Reynolds American Inc.	7.625%	6/1/16	75	65
[4]	Roche Holdings, Inc.	4.500%	3/1/12	800	822
[3,4]	SABMiller PLC	1.735%	7/1/09	325	322
[4]	SABMiller PLC	6.200%	7/1/11	1,125	1,128
	Safeway, Inc.	7.500%	9/15/09	700	712
	Safeway, Inc.	4.950%	8/16/10	325	331
	Safeway, Inc.	6.250%	3/15/14	250	263
	Sysco Corp.	4.200%	2/12/13	220	226
	Unilever Capital Corp.	3.650%	2/15/14	600	605
	Whirlpool Corp.	5.500%	3/1/13	325	269
	Wyeth	6.950%	3/15/11	1,950	2,083
	Wyeth	5.500%	3/15/13	350	368

	Energy (2.7%)
	Anadarko Finance Co.	6.750%	5/1/11	360	364
	BP Capital Markets PLC	3.125%	3/10/12	400	405
	BP Capital Markets PLC	5.250%	11/7/13	75	80
	Canadian Natural Resources	6.700%	7/15/11	200	208
	Canadian Natural Resources	5.150%	2/1/13	330	314
[4]	Canadian Oil Sands	4.800%	8/10/09	296	297
	Chevron Corp.	3.450%	3/3/12	550	567
	Conoco Funding Co.	6.350%	10/15/11	1,235	1,332
	ConocoPhillips	8.750%	5/25/10	655	704
	ConocoPhillips	9.375%	2/15/11	350	390
	ConocoPhillips	4.750%	2/1/14	1,200	1,247
	Devon Energy Corp.	5.625%	1/15/14	150	152
	Devon Financing Corp.	6.875%	9/30/11	890	932
	EOG Resources Inc.	6.125%	10/1/13	275	295
	Kerr McGee Corp.	6.875%	9/15/11	925	937
	Marathon Oil Corp.	6.125%	3/15/12	570	581
[4]	Nabors Industries Inc.	9.250%	1/15/19	220	211
[2,4]	Petroleum Co. of Trinidad & Tobago	6.000%	5/8/22	150	104
[2,4]	PF Export Receivables Master Trust	3.748%	6/1/13	157	140
[2,4]	PF Export Receivables Master Trust	6.436%	6/1/15	287	292
	Shell International Finance BV	4.000%	3/21/14	1,200	1,215
	Transocean Inc.	5.250%	3/15/13	425	424
	Valero Energy Corp.	3.500%	4/1/09	275	275
	Weatherford International Inc.	5.950%	6/15/12	275	264
	Weatherford International Inc.	5.150%	3/15/13	400	369
	XTO Energy, Inc.	5.000%	8/1/10	700	705
	XTO Energy, Inc.	5.900%	8/1/12	650	663

	Technology (2.0%)
	Agilent Technologies Inc.	6.500%	11/1/17	200	167
	Cisco Systems Inc.	5.250%	2/22/11	2,475	2,618
	Dell Inc.	4.700%	4/15/13	235	236

	Dun & Bradstreet Corp.	6.000%	4/1/13	600	611
	Fiserv, Inc.	6.125%	11/20/12	560	553
[3]	Hewlett-Packard Co.	1.380%	6/15/10	525	523
	International Business Machines Corp.	4.950%	3/22/11	850	896
	International Business Machines Corp.	4.750%	11/29/12	200	212
	Intuit Inc.	5.400%	3/15/12	200	189
	Lexmark International Inc.	5.900%	6/1/13	500	425
[3]	Oracle Corp.	1.294%	5/14/10	2,100	2,087
	Oracle Corp.	5.000%	1/15/11	560	589
	Oracle Corp.	4.950%	4/15/13	487	515
	Xerox Corp.	6.875%	8/15/11	270	263

	Transportation (1.6%)
[2]	American Airlines, Inc.	3.857%	7/9/10	162	143
	American Airlines, Inc.	6.817%	5/23/11	179	125
	American Airlines, Inc.	7.858%	10/1/11	360	290
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	100	104
	Canadian National Railway Co.	6.375%	10/15/11	170	181
	Continental Airlines, Inc.	7.056%	9/15/09	95	92
[2]	Continental Airlines, Inc.	6.900%	1/2/18	71	57
[2]	Continental Airlines, Inc.	9.798%	4/1/21	175	102
	CSX Corp.	4.875%	11/1/09	125	126
	CSX Corp.	6.750%	3/15/11	400	409
	Delta Air Lines, Inc.	7.570%	11/18/10	1,050	924
[2]	Delta Air Lines, Inc.	6.821%	8/10/22	227	152
[2]	Delta Air Lines, Inc.	8.021%	8/10/22	110	61
[3,4]	ERAC USA Finance Co.	1.424%	4/30/09	200	199
[3,4]	ERAC USA Finance Co.	1.506%	8/28/09	500	482
[4]	ERAC USA Finance Co.	7.950%	12/15/09	235	230
[4]	ERAC USA Finance Co.	8.000%	1/15/11	200	187
	FedEx Corp.	3.500%	4/1/09	725	725
	FedEx Corp.	5.500%	8/15/09	575	579
	Greenbrier Co. Inc.	8.375%	5/15/15	125	49
[2,3]	JetBlue Airways Corp.	1.695%	12/15/13	349	272
[3]	JetBlue Airways Corp.	1.740%	3/15/14	625	360
[3]	JetBlue Airways Corp.	1.684%	11/15/16	440	241
	Norfolk Southern Corp.	8.625%	5/15/10	230	242
	Norfolk Southern Corp.	6.750%	2/15/11	370	389
	Ryder System Inc.	6.000%	3/1/13	450	413
[4]	Southwest Airlines Co.	10.500%	12/15/11	625	648
	Union Pacific Corp.	3.625%	6/1/10	420	418
	Union Pacific Corp.	5.450%	1/31/13	100	100

				129,452
Utilities (4.9%)
	Electric (3.5%)
[4]	AES Panama SA	6.350%	12/21/16	200	177
[3]	Alabama Power Co.	1.439%	8/25/09	590	589
	Alabama Power Co.	4.850%	12/15/12	160	165
	American Water Capital Corp.	6.085%	10/15/17	675	630
	Appalachian Power Co.	5.650%	8/15/12	380	374

	Carolina Power & Light Co.	6.500%	7/15/12	450	480
	Carolina Power & Light Co.	5.125%	9/15/13	110	115
	Commonwealth Edison Co.	6.150%	3/15/12	500	507
	Consolidated Edison Co. of New York	8.125%	5/1/10	130	137
	Consumers Energy Co.	4.400%	8/15/09	220	220
	Consumers Energy Co.	4.000%	5/15/10	1,720	1,715
[2]	Dominion Resources, Inc.	6.300%	9/30/66	940	538
[4]	EDP Finance BV	5.375%	11/2/12	350	352
	Entergy Arkansas Inc.	5.400%	8/1/13	240	236
	FirstEnergy Corp.	6.450%	11/15/11	230	233
	Florida Power Corp.	4.500%	6/1/10	330	338
	Florida Power Corp.	6.650%	7/15/11	100	107
	Florida Power Corp.	4.800%	3/1/13	180	184
[3]	FPL Group Capital, Inc.	2.196%	6/17/11	550	510
[4]	FPL Group Capital, Inc.	7.590%	7/10/18	450	361
[2]	FPL Group Capital, Inc.	6.350%	10/1/66	205	149
[2,4]	GWF Energy LLC	6.131%	12/30/11	129	132
[4]	Israel Electric Corp. Ltd.	7.250%	1/15/19	50	49
	MidAmerican Energy Co.	5.650%	7/15/12	750	780
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	400	405
	Nevada Power Co.	8.250%	6/1/11	200	211
	Nevada Power Co.	6.500%	4/15/12	200	203
	Northeast Utilities	7.250%	4/1/12	345	348
	Northeast Utilities	5.650%	6/1/13	550	525
	Northern States Power Co.	4.750%	8/1/10	200	200
	Northern States Power Co.	8.000%	8/28/12	525	593
	Nstar	8.000%	2/15/10	200	210
	NStar Electric Co.	4.875%	10/15/12	130	133
	Ohio Power Co.	5.300%	11/1/10	370	373
[4]	Oncor Electric Delivery Co.	5.950%	9/1/13	470	453
	Pacific Gas & Electric Co.	4.200%	3/1/11	725	744
	Pacific Gas & Electric Co.	6.250%	12/1/13	100	107
	PECO Energy Co.	5.950%	11/1/11	300	309
[3]	Pepco Holdings, Inc.	1.886%	6/1/10	250	233
	PG&E Corp.	5.750%	4/1/14	300	303
[2]	PPL Capital Funding, Inc.	6.700%	3/30/67	450	258
	PPL Electric Utilities Corp.	6.250%	8/15/09	430	436
	Progress Energy, Inc.	6.050%	3/15/14	250	254
	Public Service Co. of Colorado	6.875%	7/15/09	512	518
	Public Service Electric & Gas	5.125%	9/1/12	155	159
	Sierra Pacific Power Co.	5.450%	9/1/13	240	236
	Southern California Edison Co.	7.625%	1/15/10	50	52
	Southern California Edison Co.	5.750%	3/15/14	300	324
	Tampa Electric Co.	6.875%	6/15/12	470	489
	Tampa Electric Co.	6.375%	8/15/12	167	172
	Wisconsin Electric Power Co.	6.000%	4/1/14	150	161
	Wisconsin Energy Corp.	6.500%	4/1/11	400	419

	Natural Gas (1.4%)
	AGL Capital Corp.	7.125%	1/14/11	100	102
[2]	Enbridge Energy Partners	8.050%	10/1/37	105	58
	Energy Transfer Partners LP	6.000%	7/1/13	200	189
	Enterprise Products Operating LP	5.650%	4/1/13	575	542

	Enterprise Products Operating LP	9.750%	1/31/14	250	271
[2]	Enterprise Products Operating LP	8.375%	8/1/66	450	296
[4]	Gulf South Pipeline Co.	5.750%	8/15/12	520	499
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	100	103
[4]	NGPL Pipeco LLC	6.514%	12/15/12	550	530
	ONEOK Partners, LP	8.875%	6/15/10	200	206
	ONEOK Partners, LP	5.900%	4/1/12	200	200
	Plains All American Pipeline LP	4.750%	8/15/09	550	549
[3,4]	Rockies Express Pipeline LLC	5.100%	8/20/09	1,600	1,595
[4]	Rockies Express Pipeline LLC	6.250%	7/15/13	250	251
	Southern Union Co.	6.089%	2/16/10	420	403
[2]	Southern Union Co.	7.200%	11/1/66	400	200
	Teppco Partners, LP	5.900%	4/15/13	880	822
[2]	Trans-Canada Pipelines	6.350%	5/15/67	175	101

				24,823
Total Corporate Bonds (Cost $455,035)				418,076
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
[3]	Bank of Ireland	1.359%	12/18/09	1,400	1,358
	China Development Bank	8.250%	5/15/09	400	402
	Export-Import Bank of Korea	5.500%	10/17/12	400	386
[4]	Gaz Capital SA	6.212%	11/22/16	300	223
	Korea Development Bank	5.300%	1/17/13	450	417
	Petrobras International Finance	9.125%	7/2/13	125	145
[2,4]	Petroleum Export/Cayman	4.623%	6/15/10	194	178
[2,4]	Petroleum Export/Cayman	5.265%	6/15/11	122	103
[4]	Petronas Capital Ltd.	7.000%	5/22/12	100	108
[2,4]	Qatar Petroleum	5.579%	5/30/11	278	278
[2,4]	Ras Laffan Liquefied Natural Gas Co.	3.437%	9/15/09	84	84
[2,4]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	300	257
[4]	Taqa Abu Dhabi National Energy Co.	5.620%	10/25/12	200	197
[4]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	350	315
[4]	Trans Capital Investment	5.670%	3/5/14	575	463
Total Sovereign Bonds (Cost $5,291)				4,914
Taxable Municipal Bonds (0.8%)
	California CP	7.500%	4/3/09	1,200	1,201
	Duke Univ.	4.200%	4/1/14	180	183
[3]	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	1.336%	10/15/12	1,090	967
	Louisiana Public Facs. Auth. Systems Rev.	4.500%	2/1/14	1,600	1,640
	New York City NY IDA Special Fac. Rev. (American Airlines Inc. J.F.K International Project)	7.500%	8/1/16	75	59
Total Taxable Municipal Bonds (Cost $4,142)				4,050

			Shares
Convertible Preferred Stock (0.0%)
Financials (0.0%)
[6]	Lehman Brothers Holdings (Cost $700)	7.250%	700	1

Preferred Stocks (0.7%)
	Aspen Insurance Holdings	7.401%	5,950	80
	Bank of America Corp.	1.250%	3,400	21
	Bank of America Corp.	5.908%	16,750	114
	Fannie Mae	5.948%	21,600	9
	Goldman Sachs Group, Inc.	6.050%	46,000	534
	Santander Financial	6.800%	9,200	123
	Southern California Edison Co.	5.349%	31,080	2,443
	SunTrust Banks, Inc.	6.224%	8,500	76
	Zions Bancorp.	6.214%	6,675	45
Total Preferred Stocks (Cost $6,027)				3,445

Temporary Cash Investment (3.4%)
[8]	Vanguard Market Liquidity Fund (Cost $17,581)	0.440%	17,581,216	17,581
Total Investments (100.4%) (Cost $549,235)			509,105
Other Assets and Liabilities-Net (-0.4%)			(2,229)
Net Assets (100%)			506,876

1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate security.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities was $56,638,000, representing 11.2% of net assets.

5	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
6	Non-income-producing security--security in default.
7	Securities with a value of $483,000 have been segregated as initial margin for open futures contracts.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CP—Commercial Paper.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2009, the cost of investment securities for tax purposes was $550,721,000. Net unrealized depreciation of investment securities for tax purposes was $41,616,000, consisting of unrealized gains of $3,579,000 on securities that had risen in value since their purchase and $45,195,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation
2-Year U.S. Treasury Note	213	46,410	243
5-Year U.S. Treasury Note	(123)	14,608	(276)
10-Year U.S. Treasury Note	(17)	2,109	(36)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund is subject to credit risk in the normal course of pursuing its investment objectives. The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. The fund has also sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. In return, the seller agrees to (a) if the swap is physically-settled, pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount, or (b) if the swap is cash-settled, pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed valuation procedure, in each case, if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund has entered into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or in a cash-settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash-settled swap, the debt instruments used to determine the settlement payment to be paid by the fund) will be significantly less than the amount paid by the fund and, in a physically-settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract

Credit Default Swaps
					Unrealized
			Notional	Premium	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty [1]	($000)	(Paid)	($000)
Credit Protection Sold
Burlington Northern Santa Fe Corp.	6/20/2012	DBS	400	0.400%	(4)
Johnson & Johnson	9/20/2012	GSI	410	0.070%	(5)
Johnson & Johnson	9/20/2012	UBS	160	0.080%	(2)
Credit Protection Purchased
AT&T Inc.	6/20/2013	GSI	300	(1.040%)	4
Merrill Lynch	9/20/2013	BA	300	(2.900%)	35
American Express Comp.	6/20/2014	UBS	260	(6.300%)	2
Citigroup Inc.	6/20/2014	BOA	1,120	(5.650%)	57
American Express Comp.	6/20/2014	DBS	250	(6.200%)	3
American Express Comp.	6/20/2014	GSI	250	(6.250%)	3
					93

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Counterparty [1]	($000)	(Paid)	(Paid)	($000)
6/2/2009	DBS	1,350	3.770%	(1.260%)[3]	6
5/18/2010	BZW	1,100	2.550%	(1.250%)[3]	16
8/15/2010	JPM	12,000	4.040%	(1.240%)[3]	451
9/30/2010	BZW	4,873	3.440%	(1.230%)[3]	156
11/6/2010	BZW	2,204	1.350%	(0.540%)[2]	3
11/6/2010	BZW	2,204	1.350%	(0.540%)[2]	2
11/6/2010	GSI	2,204	1.360%	(0.540%)[2]	3
11/6/2010	WB	2,204	1.360%	(0.540%)[2]	3
10/6/2011	WB	1,808	1.720%	(0.540%)[2]	9
10/6/2011	BZW	1,808	1.720%	(0.540%)[2]	9
12/6/2011	WB	4,298	2.020%	(1.260%)[3]	47
9/6/2012	GSI	2,045	2.070%	(0.540%)[2]	18
9/6/2012	BA	2,045	2.070%	(0.540%)[2]	17
12/6/2012	BZW	1,900	2.330%	(1.260%)[3]	29
12/1/2013	GSI	1,020	2.580%	(1.200%)[3]	20
12/1/2013	WB	2,923	2.580%	(1.200%)[3]	56
12/1/2013	GSI	2,923	2.580%	(1.200%)[3]	56
3/6/2014	GSI	3,074	2.450%	(0.540%)[2]	36
					937
1WB-Wachovia Bank, N.A.
BA-Bank of America.
DBS-Deutsche Bank Securities.
GSI-Goldman Sachs International.
JPM-JPMorgan Chase.
UBS-UBS AG
BZW-Barclays Capital Inc.
[2] Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
[3] Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Swaps Contracts ($000)
Level 1- Quoted prices	21,027	(69)	-
Level 2- Other significant observable inputs	488,078	-	1,030
Level 3- Significant unobservable inputs	-	-	-
Total	509,105	(69)	1,030

Vanguard High Yield Portfolio

Schedule of Investments

As of March 31, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.0%)
U.S. Government Securities (2.0%)
	U.S. Treasury Note	4.000%	11/15/12	1,920	2,106
	U.S. Treasury Note	4.250%	8/15/13	1,900	2,129
Total U.S. Government and Agency Obligations (Cost $3,859)					4,235
Corporate Bonds (87.4%)
Finance (1.2%)
	Finance Companies (0.0%)
[1]	General Motors Acceptance Corp. LLC	8.000%	11/1/31	128	61

	Insurance (0.5%)
	Provident Funding Mortgage Loan Trust	7.000%	7/15/18	805	583
	UnumProvident Corp.	6.750%	12/15/28	585	360
	UnumProvident Corp.	7.375%	6/15/32	175	114

	Other Finance (0.3%)
	Lender Process Services	8.125%	7/1/16	665	662

	Real Estate Investment Trusts (0.4%)
[1]	Rouse Co.	6.750%	5/1/13	2,215	598
	Rouse Co.	5.375%	11/26/13	1,105	315

					2,693
Industrial (73.2%)
	Basic Industry (8.2%)
	Arcelormittal	6.500%	4/15/14	1,175	932
	Arch Western Finance	6.750%	7/1/13	1,885	1,744
[2]	Calpine Corp.	4.095%	3/29/14	2,518	1,926
	Cascades Inc.	7.250%	2/15/13	295	162
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	1,080	1,029
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	2,845	2,639
	Georgia-Pacific Corp.	8.125%	5/15/11	945	940
[1]	Georgia-Pacific Corp.	7.125%	1/15/17	2,140	1,990
	Georgia-Pacific Corp.	8.000%	1/15/24	550	436
	IMC Global, Inc.	7.300%	1/15/28	640	480
	International Paper Co.	7.950%	6/15/18	1,120	856
	Methanex Corp.	8.750%	8/15/12	725	633
[1]	Mosaic Co.	7.375%	12/1/14	150	145
[1]	Mosaic Co.	7.625%	12/1/16	125	120
	Neenah Paper Inc.	7.375%	11/15/14	810	308
	Novelis Inc.	7.250%	2/15/15	2,585	1,021
	US Steel Corp.	7.000%	2/1/18	1,825	1,190
[1]	Vedanta Resources PLC	9.500%	7/18/18	1,985	1,131

	Capital Goods (4.9%)
	Alliant Techsystems Inc.	6.750%	4/1/16	715	679
	Allied Waste North America Inc.	5.750%	2/15/11	195	190
	Allied Waste North America Inc.	6.375%	4/15/11	300	296
	Allied Waste North America Inc.	7.250%	3/15/15	170	161

	Allied Waste North America Inc.	7.125%	5/15/16	220	204
	Allied Waste North America Inc.	6.875%	6/1/17	795	727
[1]	Ashtead Capital Inc.	9.000%	8/15/16	513	294
[1]	Ashtead Holding PLC	8.625%	8/1/15	360	205
	Ball Corp.	6.625%	3/15/18	520	504
	Case New Holland Inc.	7.125%	3/1/14	1,660	1,224
	Crown Americas Inc.	7.625%	11/15/13	455	456
	Crown Americas Inc.	7.750%	11/15/15	560	560
	L-3 Communications Corp.	7.625%	6/15/12	950	955
	L-3 Communications Corp.	6.375%	10/15/15	450	425
	Owens Corning, Inc.	6.500%	12/1/16	815	600
	Owens-Brockway Glass Container, Inc.	8.250%	5/15/13	85	86
	Texas Industries Inc.	7.250%	7/15/13	530	398
	TransDigm, Inc.	7.750%	7/15/14	275	256
	United Rentals NA Inc.	6.500%	2/15/12	2,630	2,091
	United Rentals NA Inc.	7.750%	11/15/13	575	311

	Communication (18.9%)
*	CanWest Media Inc.	8.000%	9/15/12	2,075	415
[1]	CCO Holdings Capital Corp. LLC	8.750%	11/15/13	550	461
[1]	Charter Communications OPT LLC	8.000%	4/30/12	1,980	1,812
[1]	Charter Communications OPT LLC	8.375%	4/30/14	2,880	2,534
	Citizens Communications	9.250%	5/15/11	1,955	1,984
	Cricket Communications I	9.375%	11/1/14	1,470	1,393
[1]	Cricket Communications I	10.000%	7/15/15	70	67
	CSC Holdings, Inc.	8.125%	7/15/09	25	25
	CSC Holdings, Inc.	7.625%	4/1/11	190	189
	CSC Holdings, Inc.	6.750%	4/15/12	850	816
[1]	CSC Holdings, Inc.	8.500%	4/15/14	635	629
	CSC Holdings, Inc.	7.875%	2/15/18	1,190	1,095
	CSC Holdings, Inc.	7.625%	7/15/18	2,485	2,243
[1]	CSC Holdings, Inc.	8.625%	2/15/19	145	140
	DirecTV Holdings	6.375%	6/15/15	1,815	1,706
	DirecTV Holdings	7.625%	5/15/16	1,105	1,080
	EchoStar DBS Corp.	6.375%	10/1/11	445	432
	GCI Inc.	7.250%	2/15/14	1,410	1,234
	Intelsat Bermuda Ltd.	7.625%	4/15/12	1,000	839
	Intelsat Bermuda Ltd.	6.500%	11/1/13	1,245	870
[1]	Intelsat Corp.	9.250%	8/15/14	1,525	1,437
[1]	Intelsat Subsidiary Holding Co. Ltd.	8.500%	1/15/13	1,635	1,537
[1]	Intelsat Subsidiary Holding Co. Ltd.	8.875%	1/15/15	375	350
	Lamar Media Corp.	7.250%	1/1/13	330	284
	Lamar Media Corp.	6.625%	8/15/15	530	392
	Liberty Media Corp.	5.700%	5/15/13	2,138	1,603
	Liberty Media Corp.	8.500%	7/15/29	270	151
	Liberty Media Corp.	8.250%	2/1/30	1,230	666
	Mediacom Broadband LLC	8.500%	10/15/15	1,325	1,193
	Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/13	910	853
*	Medianews Group Inc.	6.875%	10/1/13	745	11
	MetroPCS Wireless Inc.	9.250%	11/1/14	1,710	1,667
[1]	MetroPCS Wireless Inc.	9.250%	11/1/14	675	658
[3]	Quebecor Media Inc.	7.750%	3/15/16	1,155	878
	Quebecor Media Inc.	7.750%	3/15/16	1,340	1,018
	Qwest Capital Funding, Inc.	7.900%	8/15/10	360	351
	Qwest Capital Funding, Inc.	7.250%	2/15/11	825	788

	Qwest Communications International Inc.	7.250%	2/15/11	190	183
	Qwest Communications International Inc.	8.875%	3/15/12	2,350	2,321
	Qwest Communications International Inc.	7.500%	10/1/14	440	400
	Sprint Capital Corp.	7.625%	1/30/11	1,150	1,061
	Sprint Capital Corp.	6.900%	5/1/19	680	479
	Sprint Nextel Corp.	6.000%	12/1/16	741	526
	US West Communications Group	6.875%	9/15/33	550	360
[1]	Videotron Ltee	9.125%	4/15/18	420	426
[1]	Videotron Ltee	9.125%	4/15/18	275	279
	Windstream Corp.	8.125%	8/1/13	285	281
	Windstream Corp.	8.625%	8/1/16	500	493
	Windstream Corp.	7.000%	3/15/19	250	219

	Consumer Cyclical (10.0%)
	AMC Entertainment Inc.	8.000%	3/1/14	570	482
	Corrections Corp. of America	6.250%	3/15/13	345	330
	Corrections Corp. of America	6.750%	1/31/14	265	254
[2]	Ford Motor Credit Co.	5.544%	4/15/09	665	658
	Ford Motor Credit Co.	7.375%	10/28/09	1,000	900
	Ford Motor Credit Co.	7.000%	10/1/13	3,345	2,258
[2]	Ford Motor Credit Co.	3.560%	12/15/13	4,435	2,129
	Ford Motor Credit Co.	8.000%	12/15/16	950	622
	Host Hotels & Resorts LP	7.000%	8/15/12	550	463
	Host Hotels & Resorts LP	6.875%	11/1/14	1,290	988
	Host Marriott LP	7.125%	11/1/13	2,045	1,657
	Mandalay Resort Group	9.375%	2/15/10	1,105	202
	Marquee Holdings Inc.	9.505%	8/15/14	965	680
	Marquee Inc.	8.625%	8/15/12	695	679
	MGM Mirage, Inc.	8.500%	9/15/10	1,820	764
	MGM Mirage, Inc.	8.375%	2/1/11	220	24
	MGM Mirage, Inc.	6.750%	9/1/12	1,270	445
	MGM Mirage, Inc.	6.625%	7/15/15	260	91
	Rite Aid Corp	10.375%	7/15/16	1,100	652
	Rite Aid Corp.	7.500%	3/1/17	640	326
	Seneca Gaming Corp.	7.250%	5/1/12	815	513
	Service Corp. International	7.375%	10/1/14	430	398
	Service Corp. International	6.750%	4/1/16	715	622
	Service Corp. International	7.000%	6/15/17	1,175	1,002
	Service Corp. International	7.625%	10/1/18	940	811
	Tenneco Automotive Inc.	10.250%	7/15/13	291	151
[1]	TRW Automotive Inc.	7.000%	3/15/14	2,635	1,107
[1]	TRW Automotive Inc.	7.250%	3/15/17	1,230	504
	Wynn Las Vegas LLC	6.625%	12/1/14	1,360	1,020
	Wynn Las Vegas LLC	6.625%	12/1/14	1,010	758

	Consumer Noncyclical (15.1%)
	Aramark Corp.	8.500%	2/1/15	2,435	2,228
	Bio-Rad Laboratories Inc.	7.500%	8/15/13	195	188
	Bio-Rad Laboratories Inc.	6.125%	12/15/14	290	252
	Biomet, Inc.	10.000%	10/15/17	1,535	1,531
	Biomet, Inc.	11.625%	10/15/17	480	425
	Community Health Systems	8.875%	7/15/15	3,260	3,081
	Constellation Brands Inc.	7.250%	9/1/16	1,780	1,704
	Constellation Brands Inc.	7.250%	5/15/17	600	574
	Delhaize America Inc.	9.000%	4/15/31	135	143

[2]	Elan Financial PLC	5.234%	11/15/11	840	689
	Elan Financial PLC	7.750%	11/15/11	2,000	1,697
	Elan Financial PLC	8.875%	12/1/13	1,205	967
	HCA Inc.	5.750%	3/15/14	260	171
	HCA Inc.	6.375%	1/15/15	2,390	1,565
	HCA Inc.	6.500%	2/15/16	890	585
	HCA Inc.	9.250%	11/15/16	2,725	2,487
[1]	HCA Inc.	9.875%	2/15/17	1,055	997
	HCA Inc.	7.690%	6/15/25	130	67
	Iasis Healthcare LLC	8.750%	6/15/14	550	517
	Omnicare, Inc.	6.125%	6/1/13	70	63
	Omnicare, Inc.	6.750%	12/15/13	390	355
	Omnicare, Inc.	6.875%	12/15/15	445	402
	Reynolds American Inc.	7.250%	6/1/13	1,050	1,000
	Reynolds American Inc.	7.300%	7/15/15	1,040	945
	Smithfield Foods, Inc.	8.000%	10/15/09	320	318
	Smithfield Foods, Inc.	7.000%	8/1/11	165	127
	Smithfield Foods, Inc.	7.750%	7/1/17	1,780	1,077
	SUPERVALU Inc.	7.500%	5/15/12	400	390
	SUPERVALU Inc.	7.500%	11/15/14	795	775
	Tenet Healthcare Corp.	7.375%	2/1/13	380	302
	Tenet Healthcare Corp.	9.875%	7/1/14	1,605	1,252
	Tenet Healthcare Corp.	9.250%	2/1/15	315	246
[1]	Tenet Healthcare Corp.	9.000%	5/1/15	942	902
[1]	Tenet Healthcare Corp.	10.000%	5/1/18	482	462
	Tyson Foods, Inc.	8.250%	10/1/11	530	535
[1]	Tyson Foods, Inc.	10.500%	3/1/14	775	799
	Tyson Foods, Inc.	7.850%	4/1/16	1,150	995
	Ventas Realty LP/Capital Corp.	6.625%	10/15/14	710	625
	Ventas Realty LP/Capital Corp.	7.125%	6/1/15	470	418
	Ventas Realty LP/Capital Corp.	6.500%	6/1/16	705	612

	Energy (11.8%)
	Chesapeake Energy Corp.	9.500%	2/15/15	310	302
	Chesapeake Energy Corp.	6.625%	1/15/16	1,020	857
	Chesapeake Energy Corp.	6.875%	1/15/16	1,130	952
	Chesapeake Energy Corp.	6.500%	8/15/17	1,915	1,566
	Chesapeake Energy Corp.	6.250%	1/15/18	1,645	1,287
	Encore Acquisition Co.	6.250%	4/15/14	150	116
	Encore Acquisition Co.	6.000%	7/15/15	495	363
	Forest Oil Corp.	8.000%	12/15/11	400	387
	Forest Oil Corp.	7.750%	5/1/14	350	315
	Forest Oil Corp.	7.250%	6/15/19	700	562
	Hornbeck Offshore Services	6.125%	12/1/14	1,055	791
	Newfield Exploration Co.	6.625%	4/15/16	660	591
	Newfield Exploration Co.	7.125%	5/15/18	1,590	1,403
	Peabody Energy Corp.	6.875%	3/15/13	985	965
	Peabody Energy Corp.	7.375%	11/1/16	1,930	1,906
	Peabody Energy Corp.	7.875%	11/1/26	1,315	1,170
	Petrohawk Energy Corp.	9.125%	7/15/13	365	349
[1]	Petrohawk Energy Corp.	10.500%	8/1/14	765	761
[1]	Petrohawk Energy Corp.	7.875%	6/1/15	810	713
[1]	Petroplus Finance Ltd.	6.750%	5/1/14	900	661
[1]	Petroplus Finance Ltd.	7.000%	5/1/17	1,100	800
	Pioneer Natural Resources Co.	5.875%	7/15/16	990	737

	Pioneer Natural Resources Co.	6.650%	3/15/17	1,875	1,451
	Pioneer Natural Resources Co.	6.875%	5/1/18	985	729
	Pioneer Natural Resources Co.	7.200%	1/15/28	345	214
	Plains Exploration & Production Co.	7.750%	6/15/15	275	237
	Plains Exploration & Production Co.	7.000%	3/15/17	440	352
	Plains Exploration & Production Co.	7.625%	6/1/18	500	405
	Pride International Inc.	7.375%	7/15/14	1,450	1,432
	Range Resources Corp.	7.500%	10/1/17	550	502
[1]	Sandridge Energy Inc.	8.000%	6/1/18	755	547
[1]	Southwestern Energy	7.500%	2/1/18	1,250	1,203
	Whiting Petroleum Corp.	7.250%	5/1/12	520	426
	Whiting Petroleum Corp.	7.250%	5/1/13	535	420
	Whiting Petroleum Corp.	7.000%	2/1/14	75	56

	Other Industrial (0.3%)
	RBS Global & Rexnord Corp.	9.500%	8/1/14	850	684
	UCAR Finance, Inc.	10.250%	2/15/12	30	27

	Technology (2.5%)
	Affiliated Computer Services	5.200%	6/1/15	1,125	925
	Flextronics International Ltd.	6.500%	5/15/13	345	304
	Flextronics International Ltd.	6.250%	11/15/14	1,605	1,356
	Freescale Semiconductor	8.875%	12/15/14	1,825	383
	Iron Mountain, Inc.	8.000%	6/15/20	165	154
	Seagate Technology HDD Holdings	6.375%	10/1/11	505	369
	Seagate Technology HDD Holdings	6.800%	10/1/16	575	335
	Sensata Technologies	8.000%	5/1/14	385	116
	SunGard Data Systems, Inc.	9.125%	8/15/13	1,750	1,531

	Transportation (1.5%)
[2]	Avis Budget Car Rental	3.737%	5/15/14	220	53
	Avis Budget Car Rental	7.625%	5/15/14	1,600	400
	Avis Budget Car Rental	7.750%	5/15/16	1,265	310
[3]	Continental Airlines, Inc.	9.798%	4/1/21	856	500
	Continental Airlines, Inc.	6.903%	4/19/22	590	310
	Hertz Corp.	8.875%	1/1/14	1,990	1,194
	Hertz Corp.	10.500%	1/1/16	890	387

					157,957
Utilities (13.0%)
	Electric (9.9%)
[1]	AES Corp.	8.750%	5/15/13	539	528
	AES Corp.	7.750%	10/15/15	1,390	1,209
	AES Corp.	8.000%	10/15/17	540	464
[1]	AES Corp.	8.000%	6/1/20	565	463
	Aquila Inc.	7.950%	2/1/11	1,015	1,000
	Aquila Inc.	11.875%	7/1/12	270	281
	Dynegy Inc.	8.375%	5/1/16	2,085	1,418
	Dynegy Inc.	7.750%	6/1/19	1,700	1,105
	Edison Mission Energy	7.500%	6/15/13	255	201
	Edison Mission Energy	7.000%	5/15/17	830	602
	Edison Mission Energy	7.200%	5/15/19	870	609
[1]	Intergen NV	9.000%	6/30/17	1,445	1,301
[1]	IPALCO Enterprises, Inc.	7.250%	4/1/16	340	299
	Mirant North America LLC	7.375%	12/31/13	1,640	1,484

NRG Energy Inc.	7.250%	2/1/14	825	776
NRG Energy Inc.	7.375%	2/1/16	2,605	2,423
NRG Energy Inc.	7.375%	1/15/17	1,825	1,684
Reliant Energy, Inc.	6.750%	12/15/14	2,372	2,182
Reliant Energy, Inc.	7.875%	6/15/17	575	457
Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	2,475	1,188
TXU Corp.	5.550%	11/15/14	1,735	655
TXU Corp.	6.500%	11/15/24	2,170	618
TXU Corp.	6.550%	11/15/34	1,860	512

	Natural Gas (3.1%)
	El Paso Corp.	12.000%	12/12/13	460	488
	El Paso Corp.	7.000%	6/15/17	605	516
	El Paso Corp.	7.250%	6/1/18	1,755	1,496
	Kinder Morgan, Inc.	5.350%	1/5/11	135	129
	Kinder Morgan, Inc.	6.500%	9/1/12	270	251
	Kinder Morgan, Inc.	5.700%	1/5/16	550	462
[1]	NGPL Pipeco LLC	7.119%	12/15/17	1,265	1,168
	Suburban Propane Partners	6.875%	12/15/13	650	617
	Williams Cos., Inc.	8.125%	3/15/12	770	782
	Williams Partners LP	7.500%	6/15/11	450	426
	Williams Partners LP	7.250%	2/1/17	375	321

					28,115
Total Corporate Bonds (Cost $238,216)					188,765
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
[1]	Fresenius US Finance II (Cost $741)	9.000%	7/15/15	795	815
Temporary Cash Investment (8.5%)
Repurchase Agreement (8.5%)
	Banc of America Securities, LLC (Dated 3/31/09, Repurchase Value $18,413,000, collateralized by U.S. Treasury Bill 0.260%, 10/22/09) (Cost $18,413)	0.100%	4/1/09	18,413	18,413
Total Investments (98.3%) (Cost $261,229)					212,228
Other Assets and Liabilities-Net (1.7%)					3,707
Net Assets (100%)					215,935

*					Non-income-producing security – interest payments in default.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities was $28,904,000, representing 13.4% of net assets.

2					Adjustable-rate security.
3					The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2009, the cost of investment securities for tax purposes was $261,229,000. Net unrealized depreciation of investment securities for tax purposes was $49,001,000, consisting of unrealized gains of $1,511,000 on securities that had risen in value since their purchase and $50,512,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the portfolio's investments were valued based on Level 2 inputs.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)

Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
	Vanguard Variable Insurance Fund-Equity Index Portfolio	24,931,616	370,484
	Vanguard Extended Market Index Fund Investor Shares	3,426,773	73,778

			444,262
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.440% (Cost $28)	27,764	28
Total Investment Companies (Cost $749,304)			444,290
Other Assets and Liabilities-Net (0.0%)			111
Net Assets (100%)			444,401

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At March 31, 2009, the cost of investment securities for tax purposes was $749,304,000. Net unrealized depreciation of investment securities for tax purposes was $305,014,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the portfolio's investments were valued based on Level 1 inputs.

Vanguard Balanced Portfolio

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (64.2%)
Consumer Discretionary (3.4%)
	Staples, Inc.	387,200	7,012
	Comcast Corp. Class A	505,675	6,897
	The Walt Disney Co.	291,200	5,288
	Time Warner Inc.	236,166	4,558
	Honda Motor Co., Ltd ADR	119,500	2,832
*	Viacom Inc. Class B	133,200	2,315
	Home Depot, Inc.	87,700	2,066
*,^	Ford Motor Co.	357,950	942
*	Time Warner Cable Inc.	33,262	825

			32,735
Consumer Staples (6.4%)
	Wal-Mart Stores, Inc.	176,000	9,169
	Nestle SA ADR	264,750	8,873
	PepsiCo, Inc.	147,400	7,588
	Philip Morris International Inc.	195,500	6,956
	Kimberly-Clark Corp.	138,900	6,405
	SABMiller PLC	329,214	4,895
	The Coca-Cola Co.	110,400	4,852
	The Procter & Gamble Co.	95,367	4,491
	Walgreen Co.	141,100	3,663
	Unilever NV ADR	141,000	2,764
	Sysco Corp.	88,200	2,011
	SABMiller PLC ADR	36,600	540

			62,207
Energy (10.9%)
	Chevron Corp.	300,500	20,206
	Total SA ADR	319,212	15,660
	ExxonMobil Corp.	227,800	15,513
	EnCana Corp. (New York Shares)	212,672	8,636
	Anadarko Petroleum Corp.	195,200	7,591
	XTO Energy, Inc.	242,775	7,434
	Marathon Oil Corp.	279,600	7,351
	Schlumberger Ltd.	163,900	6,658
	BP PLC ADR	165,700	6,644
	Eni SpA ADR	107,900	4,135
	ConocoPhillips Co.	94,170	3,688
	Petroleo Brasileiro SA ADR	89,200	2,718

			106,234
Financials (8.5%)
	JPMorgan Chase & Co.	373,148	9,918
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	71,634	8,723
	Wells Fargo & Co.	598,300	8,520
	Ace Ltd.	194,200	7,846
	MetLife, Inc.	314,400	7,159
	State Street Corp.	214,400	6,599
	PNC Financial Services Group	176,900	5,181

	Morgan Stanley	218,300	4,971
	The Goldman Sachs Group, Inc.	43,600	4,622
*	UBS AG (New York Shares)	335,871	3,167
	Toronto Dominion Bank	88,800	3,071
	U.S. Bancorp	208,900	3,052
	The Travelers Cos., Inc.	70,100	2,849
	Marsh & McLennan Cos., Inc.	121,600	2,462
	HSBC Holdings PLC ADR	54,200	1,530
	Comerica, Inc.	65,400	1,197
	Prudential Financial, Inc.	61,700	1,174
	The Hartford Financial Services Group Inc.	110,200	865
	Vornado Realty Trust REIT	1,600	53

			82,959
Health Care (10.5%)
	Eli Lilly & Co.	399,400	13,344
	Schering-Plough Corp.	513,200	12,086
	Wyeth	225,400	9,701
	Medtronic, Inc.	328,700	9,687
	Bristol-Myers Squibb Co.	408,400	8,952
	Abbott Laboratories	182,200	8,691
	Merck & Co., Inc.	295,500	7,905
	Pfizer Inc.	532,700	7,255
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	158,100	7,122
	AstraZeneca Group PLC ADR	187,600	6,651
	UnitedHealth Group Inc.	284,100	5,946
	Sanofi-Aventis ADR	68,623	1,917
	UCB SA	58,122	1,712
	Cardinal Health, Inc.	50,500	1,590

			102,559
Industrials (7.0%)
	Deere & Co.	250,900	8,247
	Lockheed Martin Corp.	117,700	8,125
	Siemens AG	105,102	6,000
	Waste Management, Inc.	233,700	5,983
	United Parcel Service, Inc.	120,600	5,936
	Canadian National Railway Co.	149,200	5,289
	FedEx Corp.	113,900	5,067
	Honeywell International Inc.	164,800	4,591
	Illinois Tool Works, Inc.	145,500	4,489
	General Electric Co.	436,000	4,408
	Parker Hannifin Corp.	109,700	3,728
	Caterpillar, Inc.	113,300	3,168
	Mitsui & Co., Ltd.	164,000	1,671
	British Airways PLC	510,547	1,028
	ABB Ltd. ADR	58,500	815

			68,545
Information Technology (7.7%)
	International Business Machines Corp.	204,600	19,824
	Microsoft Corp.	431,100	7,919
	Accenture Ltd.	256,300	7,046
	Automatic Data Processing, Inc.	181,200	6,371
	Texas Instruments, Inc.	376,100	6,209
	Hewlett-Packard Co.	185,000	5,931

Corning, Inc.	423,900	5,625
Intel Corp.	351,000	5,283
Applied Materials, Inc.	416,500	4,477
Keyence Corp.	18,150	3,434
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	300,783	2,692

		74,811
Materials (2.3%)
Syngenta AG ADR	151,000	6,056
Air Products & Chemicals, Inc.	80,300	4,517
BHP Billiton Ltd. ADR	98,000	4,371
Newmont Mining Corp. (Holding Co.)	60,800	2,721
International Paper Co.	354,000	2,492
Companhia Vale do Rio Doce ADR	187,040	2,488

		22,645
Telecommunication Services (3.6%)
AT&T Inc.	1,079,922	27,214
Verizon Communications Inc.	262,212	7,919

		35,133
Utilities (3.9%)
Exelon Corp.	201,300	9,137
FPL Group, Inc.	179,600	9,111
Dominion Resources, Inc.	247,800	7,679
PG&E Corp.	182,500	6,975
Veolia Environment ADR	95,400	1,994
Progress Energy, Inc.	51,500	1,868
FirstEnergy Corp.	22,900	884

		37,648
Total Common Stocks (Cost $709,516)		625,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.5%)
	U.S. Treasury Note	2.750%	2/15/19	4,850	4,879

Agency Notes (0.2%)
[1]	Federal National Mortgage Assn.	5.000%	10/15/11	2,500	2,711

Conventional Mortgage-Backed Securities (0.1%)
[2]	Government National Mortgage Assn.	7.000%	11/15/31–11/15/33	457	486
[2]	Government National Mortgage Assn.	8.000%	9/15/30	86	94

					580
Total U.S. Government and Agency Obligations (Cost $8,006)					8,170
Corporate Bonds (29.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[2]	AmeriCredit Automobile Receivables Trust	5.210%	10/6/11	192	183
[2]	Capital One Auto Finance Trust	5.450%	2/15/11	8	8
[2]	Capital One Auto Finance Trust	5.070%	7/15/11	137	134
[2]	CarMax Auto Owner Trust	4.910%	1/18/11	581	580
[2]	DaimlerChrysler Auto Trust	4.980%	2/8/11	218	218
[2]	Household Automotive Trust	5.280%	9/17/11	795	792
[2,3]	Marriott Vacation Club Owner Trust	5.362%	10/20/28	312	259
[2]	Wachovia Auto Owner Trust	4.930%	11/20/12	1,000	988
[2]	World Omni Auto Receivables Trust	3.820%	11/14/11	134	132

					3,294
Finance (13.4%)
	Banking (8.1%)
	American Express Bank, FSB	5.550%	10/17/12	1,500	1,379
	American Express Credit Corp.	5.875%	5/2/13	1,300	1,141
[3]	American Express Travel	5.250%	11/21/11	1,000	919
[3]	ANZ National Bank International Ltd.	6.200%	7/19/13	1,170	1,147
	Bank of America Capital Trust VI	5.625%	3/8/35	2,845	1,184
	Bank of America Corp.	4.375%	12/1/10	1,000	951
[2]	Bank of America Corp.	8.000%	12/29/49	913	356
	Bank of America, NA	5.300%	3/15/17	2,000	1,503
	Bank of New York Mellon	4.950%	11/1/12	1,000	1,026
	Bank of New York Mellon	4.950%	3/15/15	1,345	1,304
[2,3]	Barclays Bank PLC	5.926%	12/15/49	2,000	671
	BB&T Corp.	4.900%	6/30/17	1,000	872
[2,3]	BTMU Curacao Holdings NV	4.760%	7/21/15	1,595	1,491
	Capital One Bank	6.500%	6/13/13	650	586
	Capital One Capital IV	6.745%	2/17/37	1,100	374
	Capital One Financial Corp.	5.700%	9/15/11	1,070	965
	Citigroup, Inc.	4.625%	8/3/10	600	563
	Citigroup, Inc.	5.300%	10/17/12	1,500	1,309
	Citigroup, Inc.	6.125%	11/21/17	2,320	2,035
	Citigroup, Inc.	6.625%	6/15/32	2,000	1,106
	Citigroup, Inc.	6.125%	8/25/36	1,000	525
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,000	1,025

	Credit Suisse New York	5.000%	5/15/13	2,250	2,146
	Dean Witter, Discover & Co.	6.750%	10/15/13	1,000	957
	Deutsche Bank AG London	5.375%	10/12/12	825	838
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	1,847
	Fifth Third Bancorp.	4.200%	2/23/10	2,000	1,939
	Goldman Sachs Group, Inc.	5.300%	2/14/12	1,500	1,472
	Goldman Sachs Group, Inc.	5.350%	1/15/16	2,500	2,235
	Goldman Sachs Group, Inc.	5.625%	1/15/17	1,000	821
	Goldman Sachs Group, Inc.	5.950%	1/18/18	1,325	1,203
	Goldman Sachs Group, Inc.	6.450%	5/1/36	2,000	1,348
	Goldman Sachs Group, Inc.	6.750%	10/1/37	1,360	943
[3]	HBOS Treasury Services PLC	6.000%	11/1/33	2,395	1,315
	HSBC Bank USA	4.625%	4/1/14	1,290	1,233
	HSBC Holdings PLC	6.500%	5/2/36	1,000	843
	Huntington National Bank	4.900%	1/15/14	1,000	714
	JPMorgan Chase & Co.	6.750%	2/1/11	1,000	1,012
	JPMorgan Chase & Co.	5.125%	9/15/14	1,000	905
	JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,488
[2]	JPMorgan Chase & Co.	7.900%	12/29/49	1,383	899
	Mellon Bank NA	4.750%	12/15/14	250	234
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	1,000	902
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	2,000	1,215
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	1,250	976
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	1,000	563
	Morgan Stanley Dean Witter	6.600%	4/1/12	1,000	1,011
	Morgan Stanley Dean Witter	6.000%	4/28/15	1,000	944
	Morgan Stanley Dean Witter	5.450%	1/9/17	1,000	888
	Morgan Stanley Dean Witter	6.250%	8/9/26	3,000	2,533
	National City Corp.	6.875%	5/15/19	1,000	847
	Northern Trust Co.	5.200%	11/9/12	1,025	1,046
[3]	Overseas Chinese Banking Corp.	7.750%	9/6/11	600	629
	Paribas NY	6.950%	7/22/13	2,000	2,061
	PNC Bank NA	4.875%	9/21/17	1,500	1,280
[2]	PNC Funding Corp.	8.250%	5/31/49	1,300	689
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	300	189
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	2,440	1,663
	State Street Corp.	5.375%	4/30/17	2,775	2,439
	SunTrust Banks, Inc.	4.250%	10/15/09	320	321
	UBS AG	5.875%	7/15/16	1,900	1,453
	UFJ Finance Aruba AEC	6.750%	7/15/13	2,000	2,083
	US Bank NA	6.300%	2/4/14	1,000	1,037
	Wachovia Bank NA	6.600%	1/15/38	2,000	1,556
	Wachovia Corp.	7.500%	4/15/35	1,000	791
[3]	WEA Finance LLC	7.125%	4/15/18	1,000	773
	Wells Fargo & Co.	5.125%	9/1/12	1,000	950
	Wells Fargo & Co.	5.250%	10/23/12	1,000	969
	Wells Fargo Bank NA	6.450%	2/1/11	2,000	1,976
[2]	Wells Fargo Capital XIII	7.700%	12/29/49	1,500	720

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	755	704

	Finance Companies (1.4%)
	American Express Co.	4.750%	6/17/09	1,000	1,004
	CIT Group, Inc.	4.125%	11/3/09	1,000	900

	CIT Group, Inc.	7.625%	11/30/12	555	413
	General Electric Capital Corp.	6.125%	2/22/11	600	611
	General Electric Capital Corp.	5.875%	2/15/12	2,000	2,004
	General Electric Capital Corp.	5.250%	10/19/12	1,000	963
	General Electric Capital Corp.	5.450%	1/15/13	1,000	966
	General Electric Capital Corp.	6.750%	3/15/32	1,000	809
	General Electric Capital Corp.	6.150%	8/7/37	1,545	1,151
	HSBC Finance Corp.	5.700%	6/1/11	770	657
	HSBC Finance Corp.	6.375%	10/15/11	1,000	865
	HSBC Finance Corp.	5.500%	1/19/16	1,000	738
	International Lease Finance Corp.	5.400%	2/15/12	1,000	590
	International Lease Finance Corp.	5.300%	5/1/12	1,000	550
	NYSE Euronext	4.800%	6/28/13	1,570	1,563

	Insurance (3.1%)
	ACE INA Holdings, Inc.	5.800%	3/15/18	1,295	1,190
	Aetna, Inc.	6.500%	9/15/18	335	323
	Allstate Corp.	5.000%	8/15/14	1,000	898
	Allstate Corp.	6.750%	5/15/18	1,000	946
[2]	Allstate Corp.	6.125%	5/15/37	1,000	554
	American International Group, Inc.	4.700%	10/1/10	3,200	1,952
	American International Group, Inc.	6.250%	3/15/37	720	50
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	2,000	2,042
	Genworth Financial, Inc.	5.125%	3/15/11	1,410	999
	Genworth Financial, Inc.	5.750%	5/15/13	1,000	652
[2]	Genworth Financial, Inc.	6.150%	11/15/66	1,000	130
	Hartford Financial Services Group, Inc.	7.900%	6/15/10	2,000	1,797
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	1,500	855
	ING USA Global	4.500%	10/1/10	1,000	974
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	1,000	984
[2,3]	Massachusetts Mutual Life	7.625%	11/15/23	2,000	1,880
[3]	MetLife Global Funding I	4.500%	5/5/10	2,000	1,964
[3]	MetLife Global Funding I	5.125%	11/9/11	1,000	948
[3]	New York Life Insurance	5.875%	5/15/33	2,100	1,781
	Principal Life Income Funding	5.125%	3/1/11	1,720	1,656
	Protective Life Secured Trust	4.850%	8/16/10	765	732
	Prudential Financial, Inc.	5.150%	1/15/13	875	667
	Prudential Financial, Inc.	4.750%	4/1/14	2,300	1,657
[3]	TIAA Global Markets	5.125%	10/10/12	1,380	1,372
	UnitedHealth Group, Inc.	6.000%	11/15/17	2,000	1,844
	XL Capital Ltd.	6.500%	1/15/12	2,000	1,397

	Real Estate Investment Trusts (0.7%)
	ERP Operating LP	5.375%	8/1/16	325	237
	Kimco Realty Corp.	5.783%	3/15/16	250	165
	ProLogis	5.625%	11/15/16	1,000	501
	Realty Income Corp.	6.750%	8/15/19	1,105	754
	Simon Property Group Inc.	5.100%	6/15/15	1,000	782
	Simon Property Group Inc.	6.100%	5/1/16	1,800	1,383
	Simon Property Group Inc.	5.875%	3/1/17	650	506
	Simon Property Group Inc.	6.125%	5/30/18	750	596

[3]	Westfield Group	5.700%	10/1/16	2,000	1,474

					130,458
Industrial (12.3%)
	Basic Industry (0.5%)
	Alcan, Inc.	4.500%	5/15/13	1,000	841
	Alcoa, Inc.	5.720%	2/23/19	1,366	833
	Alcoa, Inc.	5.870%	2/23/22	504	305
	BHP Billiton Finance (USA) Ltd.	4.800%	4/15/13	1,000	1,001
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	440	451
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,313
	Weyerhaeuser Co.	7.375%	3/15/32	1,000	680

	Capital Goods (1.5%)
	General Dynamics Corp.	4.250%	5/15/13	2,000	2,061
	General Electric Co.	5.250%	12/6/17	1,735	1,617
[3]	Hutchison Whampoa International Ltd.	6.500%	2/13/13	2,000	2,042
	John Deere Capital Corp.	5.350%	1/17/12	2,000	2,034
	John Deere Capital Corp.	5.100%	1/15/13	1,000	1,008
[3]	Siemens Financieringsmat	5.750%	10/17/16	2,225	2,210
	United Technologies Corp.	4.875%	5/1/15	325	342
	United Technologies Corp.	7.500%	9/15/29	770	879
	United Technologies Corp.	6.050%	6/1/36	675	674
	USA Waste Services, Inc.	7.000%	7/15/28	2,000	1,830

	Communication (2.4%)
	AT&T Inc.	5.875%	2/1/12	1,000	1,048
	AT&T Inc.	4.950%	1/15/13	1,250	1,269
	AT&T Inc.	5.100%	9/15/14	500	499
	AT&T Inc.	5.600%	5/15/18	1,000	969
	AT&T Inc.	6.450%	6/15/34	1,595	1,453
	AT&T Inc.	6.800%	5/15/36	500	484
	AT&T Inc.	6.500%	9/1/37	325	292
	BellSouth Corp.	6.550%	6/15/34	2,975	2,699
	BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	785
	Comcast Corp.	5.700%	5/15/18	1,500	1,405
	France Telecom	7.750%	3/1/11	2,000	2,146
	Telefonica Europe BV	7.750%	9/15/10	1,000	1,048
	Thomson Corp.	4.250%	8/15/09	1,500	1,504
	Time Warner Cable Inc.	5.850%	5/1/17	830	744
	Verizon Communications Corp.	5.500%	2/15/18	1,225	1,181
	Verizon Communications Corp.	6.900%	4/15/38	290	276
	Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,135
	Verizon Global Funding Corp.	7.750%	12/1/30	1,590	1,683
	Verizon Global Funding Corp.	5.850%	9/15/35	475	406
	Vodafone Group PLC	5.000%	12/16/13	1,000	1,013

	Consumer Cyclical (1.7%)
[3]	American Honda Finance	4.625%	4/2/13	1,000	919
	CVS Caremark Corp.	4.875%	9/15/14	1,000	996
	CVS Caremark Corp.	5.750%	6/1/17	485	470
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	480	454
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	1,145	1,046

	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	1,000	912
	Federated Retail Holding	5.900%	12/1/16	522	332
	Kohl's Corp.	6.000%	1/15/33	1,000	671
	Lowe's Cos., Inc.	8.250%	6/1/10	290	308
	Lowe's Cos., Inc.	6.875%	2/15/28	710	703
	Lowe's Cos., Inc.	6.500%	3/15/29	1,000	950
	Staples Inc.	9.750%	1/15/14	675	704
	Target Corp.	5.875%	3/1/12	2,000	2,125
	Target Corp.	5.125%	1/15/13	480	498
	The Walt Disney Co.	4.700%	12/1/12	1,450	1,497
	The Walt Disney Co.	5.625%	9/15/16	1,000	1,040
	Time Warner, Inc.	5.500%	11/15/11	815	810
	Time Warner, Inc.	6.500%	11/15/36	520	435
	Western Union Co.	5.930%	10/1/16	2,000	1,846

	Consumer Noncyclical (3.9%)
	Abbott Laboratories	4.350%	3/15/14	1,000	1,048
	Anheuser-Busch Cos., Inc.	7.500%	3/15/12	1,500	1,574
	AstraZeneca PLC	6.450%	9/15/37	615	634
	Baxter International, Inc.	5.900%	9/1/16	502	529
[3]	Cargill Inc.	5.200%	1/22/13	1,350	1,306
[3]	Cargill Inc.	4.375%	6/1/13	600	560
[3]	Cargill Inc.	6.875%	5/1/28	645	560
[3]	Cargill Inc.	6.125%	4/19/34	1,270	1,001
	Coca-Cola Co.	5.350%	11/15/17	1,500	1,598
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	2,000	2,147
	Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,021
	Coca-Cola HBC Finance BV	5.500%	9/17/15	700	669
	Colgate-Palmolive Co.	7.600%	5/19/25	480	563
	ConAgra Foods, Inc.	6.750%	9/15/11	199	210
	ConAgra Foods, Inc.	5.819%	6/15/17	316	301
	Diageo Capital PLC	5.200%	1/30/13	1,220	1,244
	Eli Lilly & Co.	6.000%	3/15/12	1,000	1,097
	General Mills, Inc.	5.200%	3/17/15	1,250	1,267
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,250	1,299
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	1,786
	Hershey Foods Corp.	4.850%	8/15/15	380	367
	Johnson & Johnson	5.150%	7/15/18	500	541
	Kimberly-Clark Corp.	5.000%	8/15/13	1,000	1,065
	Kimberly-Clark Corp.	4.875%	8/15/15	1,000	1,008
	Kraft Foods, Inc.	6.250%	6/1/12	750	795
	Medtronic Inc.	4.375%	9/15/10	765	783
	Medtronic Inc.	4.750%	9/15/15	1,000	987
	Merck & Co.	5.125%	11/15/11	2,000	2,143
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	500	554
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,791	2,255
[3]	SABMiller PLC	6.500%	7/1/16	1,500	1,372
	Schering-Plough Corp.	5.550%	12/1/13	1,000	1,048
	Sysco Corp.	5.375%	9/21/35	1,000	922
[3]	Tesco PLC	5.500%	11/15/17	1,500	1,464
	Unilever Capital Corp.	7.125%	11/1/10	1,000	1,075
	Unilever Capital Corp.	5.900%	11/15/32	875	869

	Energy (0.4%)
	Apache Finance Canada Corp.	7.750%	12/15/29	400	429
	Conoco Funding Co.	6.350%	10/15/11	1,000	1,079
	ConocoPhillips	5.200%	5/15/18	1,500	1,465
	Suncor Energy, Inc.	5.950%	12/1/34	1,000	677

	Other Industrial (0.4%)
	Dover Corp.	6.500%	2/15/11	2,000	2,128
	Snap-On Inc.	6.250%	8/15/11	1,400	1,489

	Technology (0.6%)
	Hewlett-Packard Co.	5.250%	3/1/12	1,000	1,051
	Hewlett-Packard Co.	5.500%	3/1/18	865	891
	IBM International Group Capital	5.050%	10/22/12	1,000	1,064
	International Business Machines Corp.	5.875%	11/29/32	2,000	1,929
	Oracle Corp.	4.950%	4/15/13	750	793

	Transportation (0.9%)
[2]	Continental Airlines, Inc.	5.983%	4/19/22	940	700
[3]	ERAC USA Finance Co.	5.800%	10/15/12	465	374
[3]	ERAC USA Finance Co.	5.900%	11/15/15	500	338
[3]	ERAC USA Finance Co.	7.000%	10/15/37	1,000	571
[2]	Federal Express Corp.	6.720%	1/15/22	1,401	1,363
	Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,677
	Southwest Airlines Co.	5.750%	12/15/16	2,500	2,216
[2]	Southwest Airlines Co.	6.150%	8/1/22	532	481
	United Parcel Service of America	4.500%	1/15/13	1,098	1,147

					119,400
Utilities (3.8%)
	Electric (3.2%)
	Alabama Power Co.	4.850%	12/15/12	1,325	1,369
	Alabama Power Co.	5.550%	2/1/17	585	614
	Carolina Power & Light Co.	6.300%	4/1/38	365	382
	Central Illinois Public Service	6.125%	12/15/28	1,000	743
	Commonwealth Edison Co.	5.950%	8/15/16	770	738
	Connecticut Light & Power Co.	5.650%	5/1/18	465	481
	Consolidated Edison Co. of New York	5.500%	9/15/16	700	692
	Consolidated Edison Co. of New York	5.300%	12/1/16	890	869
	Duke Energy Carolinas LLC	5.250%	1/15/18	275	280
	Duke Energy Carolinas LLC	5.100%	4/15/18	590	601
[3]	EDP Finance BV	5.375%	11/2/12	1,220	1,227
[3]	Enel Finance International	6.800%	9/15/37	1,285	1,028
	Exelon Generation Co. LLC	6.950%	6/15/11	2,000	2,026
	Florida Power & Light Co.	5.550%	11/1/17	200	209
	Florida Power & Light Co.	5.650%	2/1/35	1,000	978
	Florida Power & Light Co.	4.950%	6/1/35	1,000	879
	Florida Power & Light Co.	5.950%	2/1/38	785	806
	Florida Power Corp.	6.350%	9/15/37	200	206
	Georgia Power Co.	5.400%	6/1/18	1,165	1,183
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,000	884

	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,500	1,397
	Northern States Power Co.	6.250%	6/1/36	2,000	2,162
	PacifiCorp	6.250%	10/15/37	2,000	1,997
	PECO Energy Co.	5.350%	3/1/18	565	546
	Potomac Electric Power	6.500%	11/15/37	750	721
	PPL Energy Supply LLC	6.200%	5/15/16	453	411
	Public Service Electric & Gas	5.300%	5/1/18	1,900	1,902
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,005
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,011
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,110
	Wisconsin Electric Power Co.	4.500%	5/15/13	615	610
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	670

	Natural Gas (0.5%)
	AGL Capital Corp.	6.375%	7/15/16	775	727
	Duke Energy Field Services	7.875%	8/16/10	2,000	2,048
[3]	Duke Energy Field Services	6.450%	11/3/36	935	607
	National Grid PLC	6.300%	8/1/16	1,000	972
	San Diego Gas & Electric	6.000%	6/1/26	600	638

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	1,170	1,134

					36,863
Total Corporate Bonds (Cost $327,105)					290,015
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
	Inter-American Development Bank	4.375%	9/20/12	2,000	2,116
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,063
	Japan Finance Corp.	4.625%	4/21/15	1,000	1,020
	Oesterreichische Kontrollbank	4.500%	3/9/15	2,000	2,138
	Province of British Columbia	4.300%	5/30/13	1,000	1,055
	Province of Manitoba	4.450%	4/12/10	2,000	2,049
	Province of Ontario	4.500%	2/3/15	2,000	2,075
	Province of Quebec	5.125%	11/14/16	1,000	1,003
	Quebec Hydro Electric	6.300%	5/11/11	1,000	1,066
	Republic of Italy	4.500%	1/21/15	2,000	2,015
[3]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	1,695	1,525
Total Sovereign Bonds (Cost $17,703)					18,125
Taxable Municipal Bonds (0.9%)
	Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/21	650	682
	Connecticut GO	5.850%	3/15/32	1,245	1,183
	Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	2,000	1,816
[3]	Ohana Military Communities LLC	5.558%	10/1/36	400	299
[3]	Ohana Military Communities LLC	5.780%	10/1/36	545	418
	Oregon School Board Assn.	5.528%	6/30/28	2,000	1,879
	Oregon State GO	5.902%	8/1/38	490	443
[3]	Pacific Beacon LLC Naval Base	5.379%	7/15/26	335	261

	President and Fellows of Harvard College	6.300%	10/1/37	2,000	2,191
Total Taxable Municipal Bonds (Cost $9,794)					9,172
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.2%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund	0.440%		551,700	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (2.1%)
	Credit Suisse Securities (USA) LLC (Dated 3/31/09, Repurchase Value $20,600,000, collateralized by Federal National Mortgage Assn. 4.000%-9.000%, 6/1/15-3/1/39)	0.280%	4/1/09	20,600	20,600
Total Temporary Cash Investments (Cost $21,152)					21,152
Total Investments (99.8%) (Cost $1,093,276)					972,110
Other Assets and Liabilities-Net (0.2%)[5]					2,400
Net Assets (100%)					974,510

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $484,000.
1		The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2		The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities was $34,705,000, representing 3.6% of net assets.

4		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5		Includes $552,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At March 31, 2009, the cost of investment securities for tax purposes was $1,093,276,000. Net unrealized depreciation of investment securities for tax purposes was $121,166,000, consisting of unrealized gains of $74,088,000 on securities that had risen in value since their purchase and $195,254,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund is subject to credit risk in the normal course of pursuing its investment objectives. The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. The fund has also sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. In return, the seller agrees to (a) if the swap is physically-settled, pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount, or (b) if the swap is cash-settled, pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed valuation procedure, in each case, if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or in a cash-settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash-settled swap, the debt instruments used to determine the settlement payment to be paid by the fund) will be significantly less than the amount paid by the fund and, in a physically-settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract

Credit Default Swaps
					Unrealized
			Notional		Appreciation
	Termination		Amount	Premium	(Depreciation)
Reference Entity	Date	Counterparty [1]	($000)	Paid	($000)
Credit Protection Purchased
XL Capital Ltd.	3/20/12	GSI	770	5.000%	84
XL Capital Ltd.	3/20/12	GSI	480	5.000%	53
					137
1 GSI-Goldman Sachs International.

The portfolio also made initial premium payments totaling $220,000 in connection with the swap contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)
Level 1- Quoted prices	598,566	-
Level 2- Other significant observable inputs	373,544	137
Level 3- Significant unobservable inputs	-	-
Total	972,110	137

Vanguard Capital Growth Portfolio

Schedule of Investments

As of March 31, 2009

Shares	Market Value ($000)
Common Stocks (98.8%)
Consumer Discretionary (11.9%)

*	DIRECTV Group, Inc.	341,261	7,777
	TJX Cos., Inc.	150,550	3,860
	Sony Corp. ADR	152,200	3,140
*	Kohl's Corp.	64,500	2,730
	Target Corp.	62,200	2,139
*	Amazon.com, Inc.	28,200	2,071
	Whirlpool Corp.	68,000	2,012
	The Walt Disney Co.	75,700	1,375
*	Bed Bath & Beyond, Inc.	41,800	1,034
	Mattel, Inc.	63,600	733
	Best Buy Co., Inc.	18,000	683
	Lowe's Cos., Inc.	30,500	557
	Eastman Kodak Co.	112,000	426
	Carnival Corp.	10,400	225

			28,762
Consumer Staples (1.6%)
	Costco Wholesale Corp.	75,750	3,509
	The Procter & Gamble Co.	5,200	245

			3,754
Energy (6.5%)
	Noble Energy, Inc.	77,300	4,165
	EOG Resources, Inc.	45,100	2,470
	Schlumberger Ltd.	60,500	2,457
	Hess Corp.	35,750	1,938
	Peabody Energy Corp.	69,200	1,733
	EnCana Corp. (New York Shares)	29,900	1,214
*	Plains Exploration & Production Co.	50,120	863
	ConocoPhillips Co.	11,500	450
*	National Oilwell Varco Inc.	11,100	319

			15,609
Financials (3.8%)
	Marsh & McLennan Cos., Inc.	173,600	3,515
*	Berkshire Hathaway Inc. Class B	733	2,067
	The Chubb Corp.	30,000	1,270
	Bank of New York Mellon Corp.	38,979	1,101
	Discover Financial Services	130,100	821
	Progressive Corp. of Ohio	22,000	296
	JPMorgan Chase & Co.	9,048	240

			9,310
Health Care (26.5%)
	Eli Lilly & Co.	336,800	11,253
*	Amgen Inc.	189,971	9,407
*	Biogen Idec Inc.	160,800	8,429
	Novartis AG ADR	221,650	8,385
	Medtronic, Inc.	254,200	7,491
	Roche Holdings AG	36,200	4,969
*	Boston Scientific Corp.	490,502	3,900
*	Genzyme Corp.	52,250	3,103
	GlaxoSmithKline PLC ADR	72,400	2,250
*	Millipore Corp.	33,050	1,897

*	Life Technologies Corp.	44,709	1,452
	Wyeth	18,200	783
	Johnson & Johnson	11,500	605

			63,924
Industrials (11.0%)
	FedEx Corp.	163,700	7,283
	C.H. Robinson Worldwide Inc.	95,100	4,338
	Southwest Airlines Co.	417,350	2,642
	Honeywell International Inc.	91,600	2,552
	United Parcel Service, Inc.	44,950	2,212
	Caterpillar, Inc.	58,700	1,641
	Union Pacific Corp.	31,200	1,283
	Deere & Co.	29,700	976
	Granite Construction Co.	17,400	652
	Canadian Pacific Railway Ltd.	20,100	596
*	AMR Corp.	180,400	575
	The Boeing Co.	14,500	516
*	Alaska Air Group, Inc.	28,750	505
	Donaldson Co., Inc.	18,200	488
	Expeditors International of Washington, Inc.	10,200	289

			26,548
Information Technology (30.1%)
*	Oracle Corp.	501,700	9,066
*	Google Inc.	20,800	7,240
*	Adobe Systems, Inc.	297,400	6,361
	Texas Instruments, Inc.	367,600	6,069
	Microsoft Corp.	313,600	5,761
*	Intuit, Inc.	204,900	5,532
	QUALCOMM Inc.	127,300	4,953
	Hewlett-Packard Co.	104,750	3,358
*	EMC Corp.	262,900	2,997
	Corning, Inc.	204,950	2,720
*	Citrix Systems, Inc.	116,600	2,640
	Intel Corp.	172,900	2,602
*	Symantec Corp.	150,400	2,247
*	NVIDIA Corp.	196,450	1,937
	LM Ericsson Telephone Co. ADR Class B	199,200	1,612
	Accenture Ltd.	51,550	1,417
	Applied Materials, Inc.	100,600	1,081
*	eBay Inc.	78,900	991
*	Micron Technology, Inc.	234,700	953
	ASML Holding NV (New York Shares)	44,287	775
	KLA-Tencor Corp.	36,000	720
	Motorola, Inc.	150,750	638
	Plantronics, Inc.	52,350	632
*	Cisco Systems, Inc.	16,000	268
*	Rambus Inc.	20,900	198

			72,768
Materials (7.2%)
	Monsanto Co.	77,600	6,449
	Potash Corp. of Saskatchewan, Inc.	74,100	5,988
	Praxair, Inc.	43,100	2,900
	Weyerhaeuser Co.	31,950	881
	Vulcan Materials Co.	14,500	642

	Alcoa Inc.	52,200	383
	Freeport-McMoRan Copper & Gold, Inc. Class B	6,494	248

			17,491
Telecommunication Services (0.2%)
*	Sprint Nextel Corp.	154,950	553

Total Common Stocks (Cost $316,352)			238,719

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
[1]	Vanguard Market Liquidity Fund (Cost $4,185)	0.440%	4,184,755	4,185

Total Investments (100.5%) (Cost $320,537)				242,904
Other Assets and Liabilities-Net (-0.5%)				(1,284)
Net Assets (100%)				241,620

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At March 31, 2009, the cost of investment securities for tax purposes was $320,537,000. Net unrealized depreciation of investment securities for tax purposes was $77,633,000, consisting of unrealized gains of $10,810,000 on securities that had risen in value since their purchase and $88,443,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	237,935
Level 2- Other significant observable inputs	4,969
Level 3- Significant unobservable inputs	-
Total	242,904

Vanguard Diversified Value Portfolio

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (97.5%)
Consumer Discretionary (4.9%)
	Carnival Corp.	556,600	12,023
	Sherwin-Williams Co.	100,000	5,197
	Service Corp. International	836,800	2,920
	Wyndham Worldwide Corp.	593,080	2,491
	CBS Corp.	423,900	1,628

			24,259
Consumer Staples (11.8%)
	Imperial Tobacco Group ADR	394,200	17,699
	Philip Morris International Inc.	469,300	16,698
	Diageo PLC ADR	277,100	12,400
	Altria Group, Inc.	449,300	7,198
	Kraft Foods Inc.	189,600	4,226

			58,221
Energy (9.9%)
	Occidental Petroleum Corp.	352,200	19,600
	Spectra Energy Corp.	1,039,200	14,694
	ConocoPhillips Co.	372,544	14,589

			48,883
Financials (8.1%)
	JPMorgan Chase & Co.	567,350	15,080
	Bank of America Corp.	771,446	5,261
	Wells Fargo & Co.	297,400	4,235
	Capital One Financial Corp.	302,500	3,702
*	SLM Corp.	645,000	3,193
	American Express Co.	213,100	2,904
	XL Capital Ltd. Class A	380,400	2,077
	PNC Financial Services Group	48,572	1,423
^	Citigroup Inc.	550,100	1,392
	American International Group, Inc.	274,700	275

			39,542
Health Care (17.0%)
	Bristol-Myers Squibb Co.	1,169,400	25,633
	Wyeth	488,700	21,034
	Quest Diagnostics, Inc.	304,400	14,453
	Pfizer Inc.	812,900	11,072
*	WellPoint Inc.	165,500	6,284
	Baxter International, Inc.	103,600	5,306

			83,782
Industrials (11.7%)
	Illinois Tool Works, Inc.	510,700	15,755
	Honeywell International Inc.	415,700	11,582
	Cooper Industries, Inc. Class A	417,900	10,807
	General Electric Co.	1,064,700	10,764
	ITT Industries, Inc.	222,100	8,544

			57,452
Information Technology (14.8%)
	International Business Machines Corp.	221,800	21,490

Hewlett-Packard Co.	468,000	15,004
Intel Corp.	969,500	14,591
Microsoft Corp.	777,300	14,279
Nokia Corp. ADR	646,500	7,545

		72,909
Materials (0.6%)
E.I. du Pont de Nemours & Co.	120,900	2,700

Telecommunication Services (8.6%)
AT&T Inc.	847,727	21,363
Verizon Communications Inc.	687,860	20,773
FairPoint Communications, Inc.	15,348	12

		42,148
Utilities (10.1%)
Entergy Corp.	198,000	13,482
Dominion Resources, Inc.	382,800	11,863
Duke Energy Corp.	745,700	10,678
CenterPoint Energy Inc.	667,000	6,957
Constellation Energy Group, Inc.	207,900	4,295
Exelon Corp.	51,600	2,342

		49,617
Total Common Stocks (Cost $782,154)		479,513

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[1,2]	Vanguard Market Liquidity Fund (Cost $14,062)	0.440%	14,061,743	14,062

Total Investments (100.4%) (Cost $796,216)				493,575
Other Assets and Liabilities-Net (-0.4%)[2]				(1,823)
Net Assets (100%)				491,752

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,040,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $1,233,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Vanguard Diversified Value Portfolio

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2009, the cost of investment securities for tax purposes was $796,216,000. Net unrealized depreciation of investment securities for tax purposes was $302,641,000, consisting of unrealized gains of $8,783,000 on securities that had risen in value since their purchase and $311,424,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the portfolio's investments were valued based on Level 1 inputs.

Vanguard Equity Income Portfolio

Schedule of Investments

As of March 31, 2009

Shares	Market Value ($000)
Common Stocks (96.7%)[1]
Consumer Discretionary (8.3%)

Home Depot, Inc.	320,900	7,560
Genuine Parts Co.	117,700	3,515
McDonald's Corp.	45,946	2,507
Nordstrom, Inc.	125,900	2,109
Sherwin-Williams Co.	35,700	1,855
VF Corp.	27,200	1,553
The Stanley Works	45,000	1,310
The McGraw-Hill Cos., Inc.	41,700	954
H & R Block, Inc.	34,000	618
Fortune Brands, Inc.	22,400	550
Hasbro, Inc.	21,600	542
Macy's Inc.	59,800	532
Darden Restaurants Inc.	14,000	480
Black & Decker Corp.	11,600	366
Cracker Barrel Old Country Store Inc.	12,400	355
Polaris Industries, Inc.	15,200	326
Limited Brands, Inc.	35,600	310
D. R. Horton, Inc.	15,100	147
Family Dollar Stores, Inc.	1,100	37

		25,626
Consumer Staples (11.8%)
Philip Morris International Inc.	170,180	6,055
Nestle SA ADR	140,800	4,719
Altria Group, Inc.	268,080	4,295
Kimberly-Clark Corp.	77,000	3,550
The Coca-Cola Co.	78,412	3,446
PepsiCo, Inc.	50,200	2,584
Sysco Corp.	111,212	2,536
Lorillard, Inc.	26,541	1,639
Kraft Foods Inc.	71,952	1,604
Unilever NV ADR	74,800	1,466
Diageo PLC ADR	25,900	1,159
H.J. Heinz Co.	23,700	783
ConAgra Foods, Inc.	43,400	732
The Hershey Co.	16,200	563
Reynolds American Inc.	14,600	523
The Procter & Gamble Co.	7,577	357
Avon Products, Inc.	16,000	308
Kellogg Co.	900	33

		36,352
Energy (9.6%)
Chevron Corp.	210,600	14,161
Total SA ADR	93,700	4,597
ConocoPhillips Co.	99,820	3,909
Marathon Oil Corp.	94,500	2,484

	BP PLC ADR	59,400	2,382
	Valero Energy Corp.	46,300	829
	Occidental Petroleum Corp.	10,100	562
	EnCana Corp. (New York Shares)	10,400	422
	Sunoco, Inc.	12,900	342
	Spectra Energy Corp.	4,700	66
	Tesoro Corp.	1,500	20

			29,774
Exchange-Traded Fund (1.1%)
[2]	Vanguard Value ETF	104,300	3,532

Financials (15.2%)
	JPMorgan Chase & Co.	366,100	9,731
	Wells Fargo & Co.	366,466	5,218
	Bank of New York Mellon Corp.	139,695	3,946
	The Chubb Corp.	82,860	3,507
	The Goldman Sachs Group, Inc.	26,900	2,852
	Ace Ltd.	66,100	2,670
	PNC Financial Services Group	85,389	2,501
	Unum Group	122,300	1,529
	The Allstate Corp.	78,200	1,498
	The Travelers Cos., Inc.	36,200	1,471
	Bank of America Corp.	153,379	1,046
	U.S. Bancorp	69,050	1,009
	BB&T Corp.	54,600	924
	Toronto Dominion Bank	26,500	916
	New York Community Bancorp, Inc.	68,700	767
	Cincinnati Financial Corp.	33,100	757
	Axis Capital Holdings Ltd.	30,800	694
	Hudson City Bancorp, Inc.	51,700	604
	Bank of Hawaii Corp.	17,400	574
	Morgan Stanley	25,100	572
	Federated Investors, Inc.	22,243	495
	FirstMerit Corp.	27,200	495
	MetLife, Inc.	20,600	469
	IPC Holdings Ltd.	17,300	468
	NYSE Euronext	25,000	448
	Ameriprise Financial, Inc.	18,900	387
	Aspen Insurance Holdings Ltd.	15,500	348
	American Express Co.	21,800	297
	First BanCorp Puerto Rico	51,900	221
	Popular, Inc.	62,596	136
	Marsh & McLennan Cos., Inc.	6,600	134
	Arthur J. Gallagher & Co.	7,800	133
	Safety Insurance Group, Inc.	2,700	84
	MB Financial, Inc.	4,900	67
	M & T Bank Corp.	1,200	54

			47,022
Health Care (13.4%)
	Johnson & Johnson	224,086	11,787
	Pfizer Inc.	618,200	8,420
	Merck & Co., Inc.	295,074	7,893
	Wyeth	98,420	4,236
	Bristol-Myers Squibb Co.	157,460	3,452

Eli Lilly & Co.	97,620	3,261
GlaxoSmithKline PLC ADR	71,800	2,231

		41,280
Industrials (11.5%)
General Electric Co.	663,152	6,704
Waste Management, Inc.	156,300	4,001
3M Co.	75,100	3,734
Eaton Corp.	63,700	2,348
Illinois Tool Works, Inc.	72,700	2,243
Republic Services, Inc. Class A	125,700	2,156
PACCAR, Inc.	76,400	1,968
Caterpillar, Inc.	55,700	1,557
Honeywell International Inc.	50,400	1,404
Norfolk Southern Corp.	33,600	1,134
Northrop Grumman Corp.	22,568	985
Pitney Bowes, Inc.	34,800	813
Dover Corp.	30,300	799
Briggs & Stratton Corp.	45,200	746
Schneider Electric SA	11,030	734
United Parcel Service, Inc.	13,000	640
The Boeing Co.	17,800	633
Emerson Electric Co.	18,000	514
Apogee Enterprises, Inc.	37,700	414
Hubbell Inc. Class B	13,100	353
GATX Corp.	17,437	353
Federal Signal Corp.	64,634	341
Raytheon Co.	8,700	339
Deere & Co.	6,300	207
The Timken Co.	13,700	191
Alexander & Baldwin, Inc.	6,800	129
Tyco International Ltd.	5,700	112
The Standard Register Co.	23,400	107

		35,659
Information Technology (5.7%)
Intel Corp.	467,700	7,039
Microsoft Corp.	301,900	5,546
Texas Instruments, Inc.	105,900	1,748
Analog Devices, Inc.	54,700	1,054
Automatic Data Processing, Inc.	28,300	995
Xilinx, Inc.	32,400	621
Diebold, Inc.	22,800	487

		17,490
Materials (3.5%)
E.I. du Pont de Nemours & Co.	139,941	3,125
Packaging Corp. of America	138,700	1,806
Air Products & Chemicals, Inc.	29,800	1,676
PPG Industries, Inc.	34,700	1,280
Eastman Chemical Co.	18,000	482
Sensient Technologies Corp.	18,800	442
Compass Minerals International, Inc.	7,800	440
Olin Corp.	29,700	424
Dow Chemical Co.	47,300	399
United States Steel Corp.	15,500	327

Innophos Holdings Inc.	22,900	258
Glatfelter	19,000	119
Worthington Industries, Inc.	2,400	21

		10,799
Telecommunication Services (6.7%)
AT&T Inc.	504,360	12,710
Verizon Communications Inc.	245,510	7,414
Embarq Corp.	18,588	704

		20,828
Utilities (9.9%)
FPL Group, Inc.	138,340	7,018
Dominion Resources, Inc.	156,690	4,856
Consolidated Edison Inc.	69,200	2,741
Entergy Corp.	32,800	2,233
American Electric Power Co., Inc.	75,900	1,917
Exelon Corp.	34,700	1,575
SCANA Corp.	39,900	1,233
PG&E Corp.	29,000	1,108
Duke Energy Corp.	74,600	1,068
Public Service Enterprise Group, Inc.	34,500	1,017
FirstEnergy Corp.	24,250	936
Sempra Energy	19,497	902
Edison International	26,200	755
CenterPoint Energy Inc.	61,099	637
DTE Energy Co.	18,900	524
Atmos Energy Corp.	21,800	504
UGI Corp. Holding Co.	17,700	418
Avista Corp.	24,300	335
Southern Co.	10,600	325
NiSource, Inc.	27,700	271
IDACORP, Inc.	4,300	100

		30,473
Total Common Stocks (Cost $425,856)		298,835

		Coupon
Temporary Cash Investments (3.1%)[1]
Money Market Fund (1.6%)
[3]	Vanguard Market Liquidity Fund	0.440%		4,829,166	4,829

			Maturity Date	Face Amount ($000)
Repurchase Agreement (0.7%)
	SBC Warburg Dillon Read (Dated 3/31/09, Repurchase Value $2,300,000, collateralized by Federal Home Loan Mortgage Corp. 0.000%, 8/1/36-6/1/37)	0.270%	4/1/09	2,300	2,300

U.S. Government and Agency Obligations (0.8%)
[4,5]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	2,500	2,500
Total Temporary Cash Investments (Cost $9,627)				9,629
Total Investments (99.8%) (Cost $435,483)				308,464
Other Assets and Liabilities-Net (0.2%)				664
Net Assets (100%)				309,128

1

The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.1% and 0.7%, respectively, of net assets.

2	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $2,500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At March 31, 2009, the cost of investment securities for tax purposes was $435,483,000. Net unrealized depreciation of investment securities for tax purposes was $127,019,000, consisting of unrealized gains of $5,480,000 on securities that had risen in value since their purchase and $132,499,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	27	5,365	515
E-mini S&P 500 Index	53	2,106	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	302,930	508
Level 2- Other significant observable inputs	5,534	-
Level 3- Significant unobservable inputs	-	-
Total	308,464	508

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

Vanguard Equity Index Portfolio

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (8.7%)
	McDonald's Corp.	218,743	11,937
	Home Depot, Inc.	332,563	7,835
	Comcast Corp. Class A	538,503	7,345
	The Walt Disney Co.	364,057	6,611
	Lowe's Cos., Inc.	287,622	5,249
	Target Corp.	147,586	5,075
*	Amazon.com, Inc.	63,312	4,650
	Time Warner Inc.	234,627	4,528
	NIKE, Inc. Class B	76,279	3,577
	News Corp., Class A	452,225	2,994
	Best Buy Co., Inc.	66,833	2,537
*	Kohl's Corp.	59,947	2,537
	Staples, Inc.	140,050	2,536
	Yum! Brands, Inc.	90,330	2,482
*	DIRECTV Group, Inc.	104,265	2,376
	TJX Cos., Inc.	81,745	2,096
*	Viacom Inc. Class B	119,413	2,075
	Carnival Corp.	86,393	1,866
*	Time Warner Cable Inc.	69,171	1,715
*	Apollo Group, Inc. Class A	21,107	1,653
*	Starbucks Corp.	144,619	1,607
	Omnicom Group Inc.	61,120	1,430
	The McGraw-Hill Cos., Inc.	61,893	1,415
	Johnson Controls, Inc.	116,857	1,402
*	Bed Bath & Beyond, Inc.	51,116	1,265
*	Ford Motor Co.	471,450	1,240
*	AutoZone Inc.	7,504	1,220
	H & R Block, Inc.	66,618	1,212
	The Gap, Inc.	91,872	1,193
*	Coach, Inc.	63,194	1,055
	Sherwin-Williams Co.	19,277	1,002
	VF Corp.	17,258	986
	Marriott International, Inc. Class A	57,633	943
	Genuine Parts Co.	31,414	938
	Darden Restaurants Inc.	27,231	933
*	O'Reilly Automotive, Inc.	26,513	928
	Family Dollar Stores, Inc.	27,375	913
*	GameStop Corp. Class A	32,103	900
	J.C. Penney Co., Inc. (Holding Co.)	43,667	876
	Mattel, Inc.	70,473	813
	Macy's Inc.	82,618	735
	Fortune Brands, Inc.	29,517	725
	Harley-Davidson, Inc.	45,739	612
	Hasbro, Inc.	24,210	607
	International Game Technology	58,143	536
	D. R. Horton, Inc.	54,187	526
	Tiffany & Co.	24,287	524

	Nordstrom, Inc.	31,138	522
	CBS Corp.	132,622	509
*,^	Sears Holdings Corp.	11,038	505
	Polo Ralph Lauren Corp.	11,160	472
	Limited Brands, Inc.	53,312	464
	Pulte Homes, Inc.	42,159	461
	Starwood Hotels & Resorts Worldwide, Inc.	35,972	457
	The Stanley Works	15,474	451
	Whirlpool Corp.	14,347	425
	Washington Post Co. Class B	1,179	421
	Abercrombie & Fitch Co.	17,039	406
	Scripps Networks Interactive	17,795	401
	Leggett & Platt, Inc.	30,794	400
*	Interpublic Group of Cos., Inc.	93,067	383
	Black & Decker Corp.	11,926	376
*	Expedia, Inc.	41,254	375
	Newell Rubbermaid, Inc.	54,595	348
	Comcast Corp. Special Class A	26,563	342
*	Big Lots Inc.	16,234	337
*	The Goodyear Tire & Rubber Co.	47,464	297
*	AutoNation, Inc.	21,061	292
	Snap-On Inc.	11,336	285
*	Wynn Resorts Ltd.	13,122	262
^	General Motors Corp.	119,525	232
	RadioShack Corp.	24,560	210
	Lennar Corp. Class A	27,945	210
	Eastman Kodak Co.	53,153	202
	KB Home	14,925	197
	Centex Corp.	24,632	185
	Harman International Industries, Inc.	11,388	154
	Wyndham Worldwide Corp.	34,176	144
	Meredith Corp.	6,902	115
	New York Times Co. Class A	23,211	105
	Gannett Co., Inc.	43,712	96
*	Office Depot, Inc.	52,096	68
	CBS Corp. Class A	1,056	4
*	Viacom Inc. Class A	45	1

			119,324
Consumer Staples (12.8%)
	The Procter & Gamble Co.	576,531	27,149
	Wal-Mart Stores, Inc.	438,960	22,870
	The Coca-Cola Co.	390,808	17,176
	PepsiCo, Inc.	305,541	15,729
	Philip Morris International Inc.	394,242	14,027
	CVS Caremark Corp.	285,618	7,852
	Altria Group, Inc.	405,342	6,493
	Kraft Foods Inc.	288,194	6,424
	Colgate-Palmolive Co.	98,673	5,820
	Walgreen Co.	193,937	5,035
	Costco Wholesale Corp.	84,948	3,935
	Kimberly-Clark Corp.	81,080	3,739
	Archer-Daniels-Midland Co.	126,160	3,505
	General Mills, Inc.	64,560	3,220
	The Kroger Co.	128,348	2,723

	Sysco Corp.	116,128	2,648
	H.J. Heinz Co.	61,764	2,042
	Lorillard, Inc.	33,014	2,038
	Kellogg Co.	49,429	1,811
	Safeway, Inc.	84,157	1,699
	Avon Products, Inc.	83,859	1,613
	ConAgra Foods, Inc.	87,917	1,483
	The Clorox Co.	27,504	1,416
	Reynolds American Inc.	33,285	1,193
	The Hershey Co.	32,670	1,135
	Campbell Soup Co.	40,503	1,108
	Sara Lee Corp.	136,674	1,104
	Molson Coors Brewing Co. Class B	29,602	1,015
	J.M. Smucker Co.	23,210	865
*	Dr. Pepper Snapple Group, Inc.	49,723	841
	Coca-Cola Enterprises, Inc.	62,225	821
	McCormick & Co., Inc.	25,534	755
	Brown-Forman Corp. Class B	19,283	749
	SUPERVALU Inc.	41,427	591
	The Pepsi Bottling Group, Inc.	26,681	591
	The Estee Lauder Cos. Inc. Class A	22,908	565
	Tyson Foods, Inc.	59,492	559
*	Dean Foods Co.	30,155	545
	Whole Foods Market, Inc.	27,414	460
*	Constellation Brands, Inc. Class A	38,003	452
	Hormel Foods Corp.	13,700	434

			174,230
Energy (13.0%)
	ExxonMobil Corp.	972,085	66,199
	Chevron Corp.	394,329	26,515
	ConocoPhillips Co.	291,213	11,404
	Schlumberger Ltd.	234,823	9,539
	Occidental Petroleum Corp.	159,103	8,854
	Apache Corp.	65,944	4,226
	Devon Energy Corp.	87,355	3,904
	Marathon Oil Corp.	139,068	3,656
	Anadarko Petroleum Corp.	90,159	3,506
	XTO Energy, Inc.	113,951	3,489
	Hess Corp.	55,776	3,023
	Halliburton Co.	176,936	2,737
	EOG Resources, Inc.	49,036	2,685
*	National Oilwell Varco Inc.	82,118	2,358
*	Southwestern Energy Co.	67,400	2,001
	Chesapeake Energy Corp.	110,858	1,891
	Noble Energy, Inc.	34,030	1,834
	Valero Energy Corp.	101,344	1,814
	Spectra Energy Corp.	126,897	1,794
	Baker Hughes Inc.	60,945	1,740
	Murphy Oil Corp.	37,451	1,677
	Peabody Energy Corp.	52,504	1,315
	Williams Cos., Inc.	113,841	1,296
	Range Resources Corp.	30,863	1,270
*	Cameron International Corp.	43,000	943
	Smith International, Inc.	43,170	927

	CONSOL Energy, Inc.	35,646	900
	El Paso Corp.	137,650	860
	Diamond Offshore Drilling, Inc.	13,643	858
	ENSCO International, Inc.	27,839	735
	Sunoco, Inc.	23,003	609
	BJ Services Co.	57,465	572
*	Nabors Industries, Inc.	56,051	560
	Cabot Oil & Gas Corp.	20,202	476
	Pioneer Natural Resources Co.	23,309	384
	Tesoro Corp.	27,043	364
	Rowan Cos., Inc.	21,958	263
	Noble Corp.	8,926	215
	Massey Energy Co.	16,539	167
*	Denbury Resources, Inc.	3,899	58

			177,618
Financials (10.7%)
	JPMorgan Chase & Co.	737,726	19,609
	Wells Fargo & Co.	832,046	11,848
	The Goldman Sachs Group, Inc.	90,708	9,617
	Bank of America Corp.	1,255,868	8,565
	Bank of New York Mellon Corp.	225,322	6,365
	U.S. Bancorp	344,239	5,029
	Morgan Stanley	210,628	4,796
	The Travelers Cos., Inc.	114,610	4,658
	MetLife, Inc.	160,512	3,655
	CME Group, Inc.	13,072	3,221
	American Express Co.	230,885	3,147
	The Chubb Corp.	69,401	2,937
	Charles Schwab Corp.	183,994	2,852
	Northern Trust Corp.	43,918	2,627
	State Street Corp.	84,856	2,612
	PNC Financial Services Group	84,033	2,461
	Aon Corp.	53,974	2,203
	Marsh & McLennan Cos., Inc.	100,970	2,045
	The Allstate Corp.	105,235	2,015
	BB&T Corp.	110,338	1,867
	AFLAC Inc.	92,258	1,786
	Progressive Corp. of Ohio	132,638	1,783
	Simon Property Group, Inc. REIT	49,402	1,711
	Franklin Resources Corp.	29,665	1,598
	Prudential Financial, Inc.	83,391	1,586
	Loews Corp.	71,141	1,572
^	Citigroup Inc.	610,433	1,544
	T. Rowe Price Group Inc.	50,313	1,452
	Public Storage, Inc. REIT	24,740	1,367
	People's United Financial Inc.	68,326	1,228
	Hudson City Bancorp, Inc.	102,609	1,200
*	IntercontinentalExchange Inc.	14,227	1,059
	Invesco, Ltd.	74,356	1,031
	Equity Residential REIT	53,600	984
	Plum Creek Timber Co. Inc. REIT	32,722	951
	Capital One Financial Corp.	76,754	939
	Vornado Realty Trust REIT	27,546	916
	NYSE Euronext	50,974	912

	HCP, Inc. REIT	49,718	887
	Ameriprise Financial, Inc.	43,088	883
	Moody's Corp.	37,354	856
	Boston Properties, Inc. REIT	23,678	829
	SunTrust Banks, Inc.	70,251	825
	Unum Group	65,123	814
	KeyCorp	97,153	765
	Avalonbay Communities, Inc. REIT	15,724	740
	Cincinnati Financial Corp.	31,929	730
^	M & T Bank Corp.	15,315	693
	Health Care Inc. REIT	21,906	670
	Ventas, Inc. REIT	28,073	635
	Discover Financial Services	94,408	596
	Regions Financial Corp.	135,560	577
	Comerica, Inc.	29,438	539
*	Leucadia National Corp.	35,811	533
	American International Group, Inc.	526,864	527
*	Nasdaq Stock Market Inc.	26,857	526
	The Hartford Financial Services Group Inc.	63,827	501
	Assurant, Inc.	22,980	501
*	SLM Corp.	92,035	456
	First Horizon National Corp.	41,600	447
	Torchmark Corp.	16,794	441
	Legg Mason Inc.	27,704	440
	The Principal Financial Group, Inc.	50,968	417
	Host Hotels & Resorts Inc. REIT	102,985	404
	Federated Investors, Inc.	17,287	385
	XL Capital Ltd. Class A	67,383	368
	Kimco Realty Corp. REIT	45,910	350
	ProLogis REIT	51,905	337
	Lincoln National Corp.	49,955	334
	Fifth Third Bancorp	113,766	332
	Marshall & Ilsley Corp.	51,315	289
	Zions Bancorp	22,735	223
	CIT Group Inc.	75,189	214
	Janus Capital Group Inc.	31,233	208
*	CB Richard Ellis Group, Inc.	44,304	179
	Genworth Financial Inc.	83,408	158
*	MBIA, Inc.	33,678	154
*	E*TRADE Financial Corp.	111,379	143
	Apartment Investment & Management Co. Class A REIT	22,403	123
	Huntington Bancshares Inc.	72,541	120
	Developers Diversified Realty Corp. REIT	430	1

			145,898
Health Care (15.2%)
	Johnson & Johnson	544,053	28,617
	Pfizer Inc.	1,324,169	18,035
	Abbott Laboratories	304,013	14,501
	Wyeth	261,225	11,243
	Merck & Co., Inc.	414,671	11,092
*	Amgen Inc.	203,260	10,065
	Bristol-Myers Squibb Co.	388,329	8,512
*	Gilead Sciences, Inc.	179,070	8,295

	Schering-Plough Corp.	319,114	7,515
	Eli Lilly & Co.	198,316	6,626
	Medtronic, Inc.	219,244	6,461
	Baxter International, Inc.	120,642	6,179
	UnitedHealth Group Inc.	238,369	4,989
*	Medco Health Solutions, Inc.	96,784	4,001
*	Celgene Corp.	90,030	3,997
*	WellPoint Inc.	98,216	3,729
	Covidien Ltd.	99,010	3,291
	Becton, Dickinson & Co.	47,241	3,177
*	Genzyme Corp.	53,284	3,165
*	Biogen Idec Inc.	58,380	3,060
*	Thermo Fisher Scientific, Inc.	82,528	2,944
	Allergan, Inc.	60,492	2,889
*	St. Jude Medical, Inc.	68,300	2,481
*	Boston Scientific Corp.	295,350	2,348
*	Express Scripts Inc.	48,872	2,256
	Cardinal Health, Inc.	70,730	2,227
	Aetna Inc.	89,304	2,173
	McKesson Corp.	53,744	1,883
*	Zimmer Holdings, Inc.	44,125	1,611
	Stryker Corp.	46,819	1,594
	C.R. Bard, Inc.	19,501	1,555
	Quest Diagnostics, Inc.	30,337	1,440
*	Forest Laboratories, Inc.	59,324	1,303
*	Laboratory Corp. of America Holdings	21,191	1,239
*	Life Technologies Corp.	34,353	1,116
	AmerisourceBergen Corp.	29,975	979
*	Hospira, Inc.	31,239	964
	CIGNA Corp.	53,219	936
*	Cephalon, Inc.	13,624	928
*	DaVita, Inc.	20,400	897
*	Humana Inc.	33,045	862
*	Mylan Inc.	59,979	804
	DENTSPLY International Inc.	29,144	783
*	Varian Medical Systems, Inc.	24,364	742
*	Intuitive Surgical, Inc.	7,711	735
*	Waters Corp.	19,294	713
*	Watson Pharmaceuticals, Inc.	20,470	637
*	Millipore Corp.	10,859	623
	IMS Health, Inc.	35,485	443
*	Coventry Health Care Inc.	29,361	380
*	King Pharmaceuticals, Inc.	48,603	344
*	Patterson Companies, Inc.	17,860	337
	PerkinElmer, Inc.	23,396	299
*	Tenet Healthcare Corp.	78,694	91

			208,106
Industrials (9.7%)
	General Electric Co.	2,073,170	20,960
	United Parcel Service, Inc.	195,263	9,611
	United Technologies Corp.	185,442	7,970
	3M Co.	136,037	6,764
	The Boeing Co.	143,048	5,090
	Lockheed Martin Corp.	65,383	4,513

	Emerson Electric Co.	148,780	4,252
	Union Pacific Corp.	99,152	4,076
	Honeywell International Inc.	144,140	4,016
	Caterpillar, Inc.	118,631	3,317
	Burlington Northern Santa Fe Corp.	54,766	3,294
	General Dynamics Corp.	76,092	3,165
	Raytheon Co.	78,863	3,071
	Northrop Grumman Corp.	64,279	2,805
	Deere & Co.	83,296	2,738
	Danaher Corp.	50,270	2,726
	FedEx Corp.	61,219	2,724
	Waste Management, Inc.	96,960	2,482
	Norfolk Southern Corp.	72,144	2,435
	Illinois Tool Works, Inc.	75,680	2,335
	CSX Corp.	78,799	2,037
	PACCAR, Inc.	71,388	1,839
	Precision Castparts Corp.	27,444	1,644
	L-3 Communications Holdings, Inc.	23,466	1,591
	C.H. Robinson Worldwide Inc.	33,375	1,522
	ITT Industries, Inc.	35,715	1,374
	Fluor Corp.	35,768	1,236
	Eaton Corp.	32,508	1,198
	Expeditors International of Washington, Inc.	41,700	1,180
	Republic Services, Inc. Class A	63,122	1,082
	Parker Hannifin Corp.	31,574	1,073
	Rockwell Collins, Inc.	31,012	1,012
	Cummins Inc.	39,456	1,004
	Dover Corp.	36,576	965
	Pitney Bowes, Inc.	40,638	949
*	Jacobs Engineering Group Inc.	24,132	933
	Goodrich Corp.	24,419	925
	Southwest Airlines Co.	145,213	919
	W.W. Grainger, Inc.	12,460	874
	Ingersoll-Rand Co.	62,443	862
	Cooper Industries, Inc. Class A	32,939	852
	Fastenal Co.	25,398	817
	The Dun & Bradstreet Corp.	10,582	815
*	Stericycle, Inc.	16,808	802
*	Iron Mountain, Inc.	35,408	785
	Cintas Corp.	25,960	642
	Flowserve Corp.	11,141	625
	Rockwell Automation, Inc.	27,958	610
	Equifax, Inc.	24,930	609
	Robert Half International, Inc.	29,769	531
	Avery Dennison Corp.	22,308	498
	Masco Corp.	70,695	493
	Pall Corp.	23,301	476
	Ryder System, Inc.	10,963	310
	R.R. Donnelley & Sons Co.	40,379	296
	Textron, Inc.	47,502	273
*	Monster Worldwide Inc.	24,371	199
	The Manitowoc Co., Inc.	25,100	82
*	Raytheon Co. Warrants Exp. 6/16/11	727	5

			132,283

Information Technology (17.9%)
	Microsoft Corp.	1,500,949	27,572
	International Business Machines Corp.	263,559	25,536
*	Cisco Systems, Inc.	1,148,209	19,255
*	Apple Inc.	174,914	18,387
	Intel Corp.	1,091,934	16,434
*	Google Inc.	47,039	16,372
	Hewlett-Packard Co.	471,407	15,113
*	Oracle Corp.	754,430	13,633
	QUALCOMM Inc.	324,515	12,627
*	EMC Corp.	395,442	4,508
	Texas Instruments, Inc.	251,561	4,153
	Corning, Inc.	305,636	4,056
*	Yahoo! Inc.	273,531	3,504
	Automatic Data Processing, Inc.	99,502	3,499
*	Dell Inc.	340,279	3,226
	Applied Materials, Inc.	262,017	2,817
*	eBay Inc.	212,533	2,669
*	Symantec Corp.	161,834	2,418
	MasterCard, Inc. Class A	14,347	2,403
*	Adobe Systems, Inc.	103,271	2,209
	Motorola, Inc.	448,856	1,899
	Western Union Co.	140,491	1,766
*	Intuit, Inc.	63,406	1,712
*	Broadcom Corp.	83,857	1,675
	Paychex, Inc.	63,205	1,622
*	Juniper Networks, Inc.	102,571	1,545
	CA, Inc.	77,492	1,365
*	BMC Software, Inc.	36,247	1,196
*	Cognizant Technology Solutions Corp.	57,270	1,191
*	Electronic Arts Inc.	63,140	1,149
*	Fiserv, Inc.	30,731	1,120
	Analog Devices, Inc.	57,337	1,105
*	Computer Sciences Corp.	29,696	1,094
*	Sun Microsystems, Inc.	146,859	1,075
*	Agilent Technologies, Inc.	69,328	1,066
*	NVIDIA Corp.	105,307	1,038
	Xilinx, Inc.	53,910	1,033
*	McAfee Inc.	30,400	1,018
	Altera Corp.	57,585	1,011
	Linear Technology Corp.	43,438	998
	Tyco Electronics Ltd.	89,910	993
*	NetApp, Inc.	65,053	965
	Amphenol Corp.	33,650	959
*	Affiliated Computer Services, Inc. Class A	19,130	916
*	Citrix Systems, Inc.	35,604	806
	Xerox Corp.	169,686	772
	Harris Corp.	26,550	768
	Microchip Technology, Inc.	35,857	760
*	Autodesk, Inc.	44,260	744
*	MEMC Electronic Materials, Inc.	44,218	729
*	VeriSign, Inc.	38,244	722
	Fidelity National Information Services, Inc.	37,310	679
*	salesforce.com, inc.	20,650	676
	KLA-Tencor Corp.	33,193	664

*	Akamai Technologies, Inc.	33,222	645
*	FLIR Systems, Inc.	29,752	609
*	Micron Technology, Inc.	149,660	608
*	SanDisk Corp.	44,491	563
*	Teradata Corp.	34,421	558
	Total System Services, Inc.	38,728	535
	National Semiconductor Corp.	38,463	395
*	LSI Corp.	125,687	382
	Molex, Inc.	27,729	381
*	Tellabs, Inc.	78,158	358
*	Advanced Micro Devices, Inc.	108,942	332
*	Novellus Systems, Inc.	19,089	317
*	Compuware Corp.	48,074	317
*	Novell, Inc.	67,199	286
*	QLogic Corp.	23,596	262
*	Lexmark International, Inc.	15,316	258
	Jabil Circuit, Inc.	41,641	232
*	Convergys Corp.	24,022	194
*	Teradyne, Inc.	33,637	147
*	JDS Uniphase Corp.	42,235	137
*	Ciena Corp.	17,350	135

			244,873
Materials (3.3%)
	Monsanto Co.	107,580	8,940
	Newmont Mining Corp. (Holding Co.)	96,107	4,302
	Praxair, Inc.	60,469	4,069
	E.I. du Pont de Nemours & Co.	177,446	3,962
	Freeport-McMoRan Copper & Gold, Inc. Class B	80,918	3,084
	Nucor Corp.	61,660	2,354
	Air Products & Chemicals, Inc.	41,155	2,315
	Rohm & Haas Co.	24,524	1,933
	Dow Chemical Co.	181,755	1,532
	Alcoa Inc.	186,476	1,369
	PPG Industries, Inc.	32,358	1,194
	Ecolab, Inc.	33,036	1,147
	Weyerhaeuser Co.	41,426	1,142
	Vulcan Materials Co.	21,637	958
	Sigma-Aldrich Corp.	24,006	907
	Ball Corp.	18,576	806
	CF Industries Holdings, Inc.	9,540	679
	International Paper Co.	84,198	593
	United States Steel Corp.	22,697	480
*	Owens-Illinois, Inc.	32,619	471
	International Flavors & Fragrances, Inc.	15,452	471
	Sealed Air Corp.	30,896	426
	Allegheny Technologies Inc.	19,273	423
	Bemis Co., Inc.	19,481	409
	MeadWestvaco Corp.	33,437	401
	Eastman Chemical Co.	14,223	381
*	Pactiv Corp.	25,652	374
	AK Steel Holding Corp.	21,800	155
	Titanium Metals Corp.	16,800	92

			45,369

Other (0.1%)
[2]	Miscellaneous Securities		980

Telecommunication Services (4.0%)
	AT&T Inc.	1,156,971	29,156
	Verizon Communications Inc.	557,695	16,842
*	American Tower Corp. Class A	78,046	2,375
*	Sprint Nextel Corp.	561,993	2,006
	Embarq Corp.	27,877	1,055
	Qwest Communications International Inc.	287,547	984
	Windstream Corp.	86,587	698
	CenturyTel, Inc.	19,739	555
	Frontier Communications Corp.	61,336	440

			54,111
Utilities (4.3%)
	Exelon Corp.	129,203	5,864
	Southern Co.	152,546	4,671
	FPL Group, Inc.	80,468	4,082
	Duke Energy Corp.	251,253	3,598
	Dominion Resources, Inc.	114,462	3,547
	Public Service Enterprise Group, Inc.	99,580	2,935
	PG&E Corp.	72,164	2,758
	Entergy Corp.	37,240	2,536
	FirstEnergy Corp.	59,862	2,311
	Sempra Energy	47,889	2,214
	Consolidated Edison Inc.	53,856	2,133
	PPL Corp.	73,685	2,115
	American Electric Power Co., Inc.	80,090	2,023
	Progress Energy, Inc.	54,461	1,975
	Edison International	64,034	1,845
	Xcel Energy, Inc.	89,557	1,668
	Questar Corp.	34,162	1,005
	Ameren Corp.	41,811	970
	Wisconsin Energy Corp.	22,955	945
	DTE Energy Co.	32,089	889
	Constellation Energy Group, Inc.	39,017	806
	EQT Corp.	25,713	806
	Allegheny Energy, Inc.	33,142	768
*	AES Corp.	131,895	766
	SCANA Corp.	23,961	740
	Northeast Utilities	34,036	735
	CenterPoint Energy Inc.	68,417	714
	Pepco Holdings, Inc.	43,126	538
	NiSource, Inc.	54,032	529
	CMS Energy Corp.	44,571	528
	Pinnacle West Capital Corp.	19,826	527
	TECO Energy, Inc.	41,549	463
	Integrys Energy Group, Inc.	15,122	394
	Nicor Inc.	8,938	297
*	Dynegy, Inc.	98,269	139

			58,834
Total Common Stocks (Cost $2,059,613)			1,361,626

		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund	0.440%		4,683,189	4,683

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[5,6]	Federal Home Loan Mortgage Corp.	0.954%	4/24/09	500	500
[5,6]	Federal National Mortgage Assn.	0.541%	7/30/09	1,000	999

					1,499
Total Temporary Cash Investments (Cost $6,181)					6,182
Total Investments (100.1%) (Cost $2,065,794)					1,367,808
Other Assets and Liabilities-Net (-0.1%)[4]					(1,737)
Net Assets (100%)					1,366,071

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,256,000.
1

The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $2,543,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $2,065,794,000. Net unrealized depreciation of investment securities for tax purposes was $697,986,000, consisting of unrealized gains of $73,557,000 on securities that had risen in value since their purchase and $771,543,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Vanguard Equity Index Portfolio

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

		($000)
Futures Contracts	Number of Long (Short.) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation))
E-mini S&P 500 Index	90	3,577	136
S&P 500 Index	7	1,391	96

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	1,366,309	232
Level 2- Other significant observable inputs	1,499	-
Level 3- Significant unobservable inputs	-	-
Total	1,367,808	232

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

Vanguard Growth Portfolio

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (93.5%)[1]
Consumer Discretionary (8.3%)
	McDonald's Corp.	83,020	4,530
*	Kohl's Corp.	101,765	4,307
	The Walt Disney Co.	114,500	2,079
	Lowe's Cos., Inc.	74,730	1,364
	Omnicom Group Inc.	51,930	1,215
	Johnson Controls, Inc.	53,600	643
	NIKE, Inc. Class B	12,770	599
*	Apollo Group, Inc. Class A	7,610	596
*	Liberty Media Corp.	21,400	427

			15,760
Consumer Staples (11.7%)
	Wal-Mart Stores, Inc.	107,710	5,612
	PepsiCo, Inc.	58,200	2,996
	Costco Wholesale Corp.	61,100	2,830
	Colgate-Palmolive Co.	39,600	2,336
	The Coca-Cola Co.	38,840	1,707
	The Procter & Gamble Co.	35,880	1,689
	Philip Morris International Inc.	39,000	1,388
	CVS Caremark Corp.	44,890	1,234
	Campbell Soup Co.	43,460	1,189
	General Mills, Inc.	15,600	778
	Molson Coors Brewing Co. Class B	19,800	679

			22,438
Energy (7.8%)
	Schlumberger Ltd.	130,720	5,310
	Apache Corp.	55,210	3,538
	EOG Resources, Inc.	61,410	3,363
	XTO Energy, Inc.	41,800	1,280
*	Cameron International Corp.	54,220	1,189
*	National Oilwell Varco Inc.	8,000	230

			14,910
Exchange-Traded Fund (0.2%)
[2]	Vanguard Growth ETF	8,500	318

Financials (6.5%)
	CME Group, Inc.	14,436	3,557
	JPMorgan Chase & Co.	120,000	3,190
	The Goldman Sachs Group, Inc.	25,500	2,703
	Charles Schwab Corp.	109,800	1,702
	Franklin Resources Corp.	22,600	1,217

			12,369
Health Care (18.0%)
*	Gilead Sciences, Inc.	193,520	8,964
*	Celgene Corp.	104,600	4,644
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	101,210	4,560
	Abbott Laboratories	79,450	3,790

	Baxter International, Inc.	56,900	2,914
*	Medco Health Solutions, Inc.	50,000	2,067
	Becton, Dickinson & Co.	25,090	1,687
	Allergan, Inc.	29,470	1,407
	Alcon, Inc.	14,365	1,306
*	St. Jude Medical, Inc.	31,840	1,157
*	Thermo Fisher Scientific, Inc.	27,550	983
	UnitedHealth Group Inc.	41,400	866

			34,345
Industrials (7.3%)
	Danaher Corp.	47,795	2,591
	Emerson Electric Co.	86,200	2,464
	Roper Industries Inc.	35,870	1,523
	Fastenal Co.	43,170	1,388
	J.B. Hunt Transport Services, Inc.	42,940	1,035
*	Jacobs Engineering Group Inc.	24,700	955
	Precision Castparts Corp.	15,475	927
	Lockheed Martin Corp.	11,500	794
	Expeditors International of Washington, Inc.	23,470	664
	Honeywell International Inc.	20,600	574
	PACCAR, Inc.	20,500	528
	United Parcel Service, Inc.	9,600	472

			13,915
Information Technology (28.9%)
*	Google Inc.	30,255	10,531
	Hewlett-Packard Co.	300,970	9,649
*	Apple Inc.	87,694	9,218
	QUALCOMM Inc.	229,735	8,939
*	Cisco Systems, Inc.	370,367	6,211
	Microsoft Corp.	257,565	4,731
*	NetApp, Inc.	85,100	1,263
	Intel Corp.	70,080	1,055
*	Adobe Systems, Inc.	46,790	1,001
*	Broadcom Corp.	36,000	719
*	Juniper Networks, Inc.	47,500	715
*	salesforce.com, inc.	20,190	661
*	Activision Blizzard, Inc.	42,700	447

			55,140
Materials (4.8%)
	Monsanto Co.	64,080	5,325
	Praxair, Inc.	27,620	1,859
	Ecolab, Inc.	27,900	969
	Air Products & Chemicals, Inc.	14,100	793
	Freeport-McMoRan Copper & Gold, Inc. Class B	7,900	301

			9,247
Total Common Stocks (Cost $234,692)			178,442

		Coupon
Temporary Cash Investments (8.2%)[1]
Money Market Fund (7.3%)
[3]	Vanguard Market Liquidity Fund	0.440%		13,857,738	13,858

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.9%)
[4,5]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	1,800	1,800
Total Temporary Cash Investments (Cost $15,656)					15,658
Total Investments (101.7%) (Cost $250,348)					194,100
Other Assets and Liabilities-Net (-1.7%)					(3,300)
Net Assets (100%)					190,800

*	Non-income-producing security.
1

The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.7% and 4.0%, respectively, of net assets.

2	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $1,800,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $250,348,000. Net unrealized depreciation of investment securities for tax purposes was $56,248,000, consisting of unrealized gains of $2,343,000 on securities that had risen in value since their purchase and $58,591,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation )
S&P 500 Index	27	5,365	563
S&P MidCap 400 Index	7	1,708	99
E-mini S&P 500 Index	22	874	31

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a

Vanguard Growth Portfolio

framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	192,300	693
Level 2- Other significant observable inputs	1,800	-
Level 3- Significant unobservable inputs	-	-
Total	194,100	693

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

Vanguard Mid-Cap Index Portfolio

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.1%)[1]
Consumer Discretionary (15.0%)
*	AutoZone Inc.	14,101	2,293
	H & R Block, Inc.	118,402	2,154
	Sherwin-Williams Co.	34,759	1,806
	VF Corp.	30,877	1,763
	Genuine Parts Co.	55,763	1,665
	Ross Stores, Inc.	45,934	1,648
*	ITT Educational Services, Inc.	13,453	1,634
	Tim Hortons, Inc.	63,489	1,611
	Darden Restaurants Inc.	46,034	1,577
*	O'Reilly Automotive, Inc.	44,629	1,562
	Family Dollar Stores, Inc.	46,538	1,553
*	GameStop Corp. Class A	54,544	1,528
	Mattel, Inc.	125,690	1,449
*	Dollar Tree, Inc.	31,564	1,406
	Advance Auto Parts, Inc.	33,037	1,357
	Hasbro, Inc.	43,963	1,102
	Harley-Davidson, Inc.	81,630	1,093
	DeVry, Inc.	22,465	1,082
	Cablevision Systems NY Group Class A	81,988	1,061
*	Priceline.com, Inc.	13,404	1,056
	D. R. Horton, Inc.	99,954	970
*	CarMax, Inc.	77,270	961
	Nordstrom, Inc.	56,703	950
	Tiffany & Co.	43,522	938
	PetSmart, Inc.	44,624	935
	Limited Brands, Inc.	107,221	933
	Strayer Education, Inc.	4,989	897
*	Toll Brothers, Inc.	47,347	860
	Pulte Homes, Inc.	76,750	839
	BorgWarner, Inc.	40,618	825
	Polo Ralph Lauren Corp.	19,310	816
	Starwood Hotels & Resorts Worldwide, Inc.	64,203	815
	American Eagle Outfitters, Inc.	64,933	795
	Whirlpool Corp.	25,616	758
	Washington Post Co. Class B	2,112	754
	Burger King Holdings Inc.	32,855	754
*	Discovery Communications Inc. Class A	46,731	749
	The Stanley Works	24,882	725
	Abercrombie & Fitch Co.	30,356	723
*	Discovery Communications Inc. Class C	49,031	718
	Leggett & Platt, Inc.	54,824	712
	Wendy's/Arby's Group, Inc.	139,981	704
	Scripps Networks Interactive	31,019	698
*	Interpublic Group of Cos., Inc.	167,081	688
*	Urban Outfitters, Inc.	40,931	670
	Black & Decker Corp.	20,996	663
*	AutoNation, Inc.	46,506	646
*	Expedia, Inc.	68,394	621

	Newell Rubbermaid, Inc.	96,771	617
*	NVR, Inc.	1,426	610
*	Mohawk Industries, Inc.	20,348	608
*	Liberty Media Corp.-Interactive Series A	197,801	574
	Foot Locker, Inc.	54,307	569
*	Penn National Gaming, Inc.	23,362	564
	Brinker International, Inc.	35,570	537
	Autoliv, Inc.	28,857	536
*	Wynn Resorts Ltd.	25,415	508
*	The Goodyear Tire & Rubber Co.	80,241	502
	Virgin Media Inc.	96,487	463
	Guess ?, Inc.	19,688	415
	Royal Caribbean Cruises, Ltd.	48,588	389
	Eastman Kodak Co.	94,029	357
	RadioShack Corp.	41,646	357
	General Motors Corp.	181,280	352
	KB Home	26,618	351
	Centex Corp.	43,421	326
	Lennar Corp. Class A	40,372	303
	Harman International Industries, Inc.	19,403	263
	Wyndham Worldwide Corp.	61,624	259
	WABCO Holdings Inc.	20,138	248
*,^	Lamar Advertising Co. Class A	25,366	247
	Weight Watchers International, Inc.	12,068	224
	Gannett Co., Inc.	79,840	176
*,^	MGM Mirage, Inc.	33,932	79
*	Clear Channel Outdoor Holdings, Inc. Class A	14,419	53
	Lennar Corp. Class B	4,820	27
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	570	—

			63,031
Consumer Staples (5.6%)
	Bunge Ltd.	42,483	2,407
	Molson Coors Brewing Co. Class B	52,796	1,810
	J.M. Smucker Co.	41,220	1,536
*	Dr. Pepper Snapple Group, Inc.	88,905	1,503
	Coca-Cola Enterprises, Inc.	102,644	1,354
	Church & Dwight, Inc.	24,561	1,283
	McCormick & Co., Inc.	41,059	1,214
	Brown-Forman Corp. Class B	27,939	1,085
	The Pepsi Bottling Group, Inc.	48,142	1,066
*	Ralcorp Holdings, Inc.	19,685	1,061
	SUPERVALU Inc.	74,219	1,060
*	Dean Foods Co.	53,989	976
*	Energizer Holdings, Inc.	19,421	965
	Tyson Foods, Inc.	102,454	962
*	Hansen Natural Corp.	25,942	934
	The Estee Lauder Cos. Inc. Class A	37,326	920
^	Whole Foods Market, Inc.	49,228	827
	Hormel Foods Corp.	25,843	819
*	Constellation Brands, Inc. Class A	68,352	813
*	Smithfield Foods, Inc.	44,421	420
	PepsiAmericas, Inc.	22,240	384

			23,399

Energy (8.7%)
	Noble Energy, Inc.	60,408	3,255
	Range Resources Corp.	54,434	2,241
	Noble Corp.	92,232	2,222
*	Ultra Petroleum Corp.	52,569	1,887
*	Petrohawk Energy Corp.	95,955	1,845
*	Cameron International Corp.	76,962	1,688
	CONSOL Energy, Inc.	63,538	1,604
	El Paso Corp.	244,798	1,530
*	FMC Technologies Inc.	43,702	1,371
	ENSCO International, Inc.	49,752	1,313
*	Denbury Resources, Inc.	86,622	1,287
*	Pride International, Inc.	60,679	1,091
	Sunoco, Inc.	40,988	1,085
*	Newfield Exploration Co.	46,423	1,054
	BJ Services Co.	102,310	1,018
*	Kinder Morgan Management, LLC	24,704	1,007
*	Nabors Industries, Inc.	99,792	997
	Cabot Oil & Gas Corp.	36,236	854
	Helmerich & Payne, Inc.	36,879	840
	Pioneer Natural Resources Co.	41,078	677
	Arch Coal, Inc.	50,130	670
	Tesoro Corp.	48,296	651
*	Plains Exploration & Production Co.	37,515	646
	Tidewater Inc.	17,089	635
	Cimarex Energy Co.	29,232	537
	Patterson-UTI Energy, Inc.	54,237	486
	Rowan Cos., Inc.	39,107	468
	Frontier Oil Corp.	35,973	460
*	Alpha Natural Resources, Inc.	24,583	436
	Walter Industries, Inc.	18,969	434
*	Forest Oil Corp.	32,400	426
*	Continental Resources, Inc.	17,750	376
*	Exterran Holdings, Inc.	21,519	345
	Massey Energy Co.	29,703	301
*	CNX Gas Corp.	10,539	250
*	SandRidge Energy, Inc.	37,708	248
*	Quicksilver Resources, Inc.	37,455	207

			36,442
Financials (14.6%)
	Annaly Capital Management Inc. REIT	189,345	2,626
	People's United Financial Inc.	121,868	2,190
	Plum Creek Timber Co. Inc. REIT	58,476	1,700
	HCP, Inc. REIT	88,532	1,580
	Everest Re Group, Ltd.	21,412	1,516
*	IntercontinentalExchange Inc.	20,193	1,504
	Unum Group	116,025	1,450
	Fidelity National Financial, Inc. Class A	70,595	1,377
	Avalonbay Communities, Inc. REIT	27,829	1,310
	Willis Group Holdings Ltd.	58,316	1,283
	New York Community Bancorp, Inc.	114,572	1,280
	Cincinnati Financial Corp.	54,091	1,237
	PartnerRe Ltd.	19,227	1,193
	Health Care Inc. REIT	37,988	1,162

	W.R. Berkley Corp.	50,905	1,148
*	TD Ameritrade Holding Corp.	83,000	1,146
	Ventas, Inc. REIT	50,265	1,136
	Axis Capital Holdings Ltd.	47,145	1,063
	Regions Financial Corp.	241,055	1,027
	HCC Insurance Holdings, Inc.	40,195	1,012
	RenaissanceRe Holdings Ltd.	20,308	1,004
*	Nasdaq Stock Market Inc.	49,150	962
	Comerica, Inc.	52,446	960
	Federal Realty Investment Trust REIT	20,542	945
*	Markel Corp.	3,244	921
	Assurant, Inc.	41,217	898
	Eaton Vance Corp.	38,284	875
	Cullen/Frost Bankers, Inc.	18,604	873
	Old Republic International Corp.	76,875	832
	Rayonier Inc. REIT	27,486	831
	Reinsurance Group of America, Inc.	25,124	814
	Commerce Bancshares, Inc.	22,400	813
	Brown & Brown, Inc.	42,160	797
	First Horizon National Corp.	73,875	793
*	Arch Capital Group Ltd.	14,666	790
	Legg Mason Inc.	49,085	780
	Torchmark Corp.	29,670	778
	Nationwide Health Properties, Inc. REIT	34,816	773
	First American Corp.	27,542	730
	Federated Investors, Inc.	32,106	715
	Host Hotels & Resorts Inc. REIT	173,954	682
	Raymond James Financial, Inc.	33,788	666
	AMB Property Corp. REIT	46,076	663
	Associated Banc-Corp.	42,320	653
	Liberty Property Trust REIT	34,231	648
	Regency Centers Corp. REIT	24,378	648
	Kimco Realty Corp. REIT	84,013	640
	XL Capital Ltd. Class A	115,938	633
	ProLogis REIT	93,163	606
	SEI Investments Co.	46,576	569
	Jefferies Group, Inc.	40,038	553
*	The St. Joe Co.	32,338	541
	Fifth Third Bancorp	181,574	530
	TCF Financial Corp.	41,336	486
	City National Corp.	14,328	484
	White Mountains Insurance Group Inc.	2,738	471
	TFS Financial Corp.	38,141	463
	Marshall & Ilsley Corp.	81,979	462
	UDR, Inc. REIT	50,992	439
	American Financial Group, Inc.	26,278	422
	Camden Property Trust REIT	18,588	401
	Hospitality Properties Trust REIT	32,833	394
	Zions Bancorp	38,365	377
	Janus Capital Group Inc.	55,204	367
	Transatlantic Holdings, Inc.	9,188	328
	Synovus Financial Corp.	98,192	319
*	CB Richard Ellis Group, Inc.	75,812	306
	Capitol Federal Financial	7,729	292
	Genworth Financial Inc.	151,030	287

	Mercury General Corp.	9,569	284
	Duke Realty Corp. REIT	51,587	284
	BOK Financial Corp.	8,167	282
	Odyssey Re Holdings Corp.	7,375	280
	Weingarten Realty Investors REIT	27,119	258
	Huntington Bancshares Inc.	122,921	204
	The Macerich Co. REIT	26,680	167
	CapitalSource Inc. REIT	68,300	83
	Student Loan Corp.	1,288	56

			61,052
Health Care (10.9%)
*	Laboratory Corp. of America Holdings	37,775	2,209
*	Life Technologies Corp.	60,585	1,968
	AmerisourceBergen Corp.	54,668	1,785
*	Hospira, Inc.	55,962	1,727
*	Cephalon, Inc.	23,914	1,629
*	Vertex Pharmaceuticals, Inc.	56,521	1,624
*	Illumina, Inc.	43,244	1,610
*	DaVita, Inc.	36,403	1,600
*	Humana Inc.	59,140	1,542
*	Myriad Genetics, Inc.	32,428	1,474
*	Mylan Inc.	106,862	1,433
	DENTSPLY International Inc.	49,630	1,333
*	Varian Medical Systems, Inc.	43,588	1,327
*	Intuitive Surgical, Inc.	13,586	1,296
*	Waters Corp.	34,318	1,268
*	Henry Schein, Inc.	31,333	1,254
*	Edwards Lifesciences Corp.	19,461	1,180
*	Hologic, Inc.	89,838	1,176
	Beckman Coulter, Inc.	21,827	1,113
*	Millipore Corp.	19,381	1,113
*	Watson Pharmaceuticals, Inc.	34,895	1,086
*	Cerner Corp.	24,153	1,062
	Omnicare, Inc.	41,270	1,011
*	Alexion Pharmaceuticals, Inc.	25,813	972
*	ResMed Inc.	26,544	938
	Pharmaceutical Product Development, Inc.	37,205	882
*	Endo Pharmaceuticals Holdings, Inc.	47,122	833
	IMS Health, Inc.	63,787	795
*	Covance, Inc.	22,030	785
	Techne Corp.	12,569	688
	Perrigo Co.	27,528	684
*	Coventry Health Care Inc.	51,978	673
*	Charles River Laboratories, Inc.	23,593	642
*	King Pharmaceuticals, Inc.	86,045	608
*	Patterson Companies, Inc.	31,754	599
*	Lincare Holdings, Inc.	25,939	565
*	Amylin Pharmaceuticals, Inc.	48,079	565
*	Sepracor Inc.	37,957	556
*	Health Net Inc.	36,360	526
*	Community Health Systems, Inc.	32,564	500
*	Kinetic Concepts, Inc.	18,951	400
*	Warner Chilcott Ltd.	35,058	369

*	Abraxis BioScience	2,810	134

			45,534
Industrials (14.6%)
	C.H. Robinson Worldwide Inc.	59,135	2,697
	Fluor Corp.	63,452	2,192
	Expeditors International of Washington, Inc.	74,186	2,099
	Parker Hannifin Corp.	56,336	1,914
	Rockwell Collins, Inc.	55,500	1,812
	Dover Corp.	65,178	1,719
	Cummins Inc.	66,819	1,701
	Pitney Bowes, Inc.	72,260	1,687
*	Jacobs Engineering Group Inc.	42,917	1,659
	Goodrich Corp.	43,010	1,630
	W.W. Grainger, Inc.	22,666	1,591
	Cooper Industries, Inc. Class A	60,738	1,571
*	Iron Mountain, Inc.	67,141	1,489
*	Quanta Services, Inc.	68,874	1,477
	The Dun & Bradstreet Corp.	18,820	1,449
*	Stericycle, Inc.	29,862	1,425
	Fastenal Co.	44,239	1,422
	Roper Industries Inc.	31,447	1,335
*	Delta Air Lines Inc.	221,064	1,245
	Cintas Corp.	48,228	1,192
*	URS Corp.	29,292	1,184
	Ametek, Inc.	37,277	1,166
	Flowserve Corp.	19,688	1,105
	Equifax, Inc.	44,337	1,084
*	McDermott International, Inc.	79,876	1,070
	Rockwell Automation, Inc.	47,178	1,030
	Robert Half International, Inc.	51,712	922
	Masco Corp.	129,304	903
	SPX Corp.	19,118	899
*	FTI Consulting, Inc.	17,675	875
	Manpower Inc.	27,185	857
	Pall Corp.	41,666	851
*	Foster Wheeler AG	46,896	819
	Joy Global Inc.	37,865	807
*	Shaw Group, Inc.	29,119	798
	KBR Inc.	56,621	782
*	Alliant Techsystems, Inc.	11,381	762
*	Aecom Technology Corp.	28,791	751
*	Navistar International Corp.	22,325	747
	Avery Dennison Corp.	33,360	745
*	Copart, Inc.	24,701	733
	Pentair, Inc.	32,666	708
	J.B. Hunt Transport Services, Inc.	28,592	689
	Donaldson Co., Inc.	24,135	648
	Harsco Corp.	29,107	645
*	AGCO Corp.	32,015	627
*	Covanta Holding Corp.	43,053	564
	Ryder System, Inc.	19,417	550
	R.R. Donnelley & Sons Co.	71,671	525
*	IHS Inc. Class A	12,602	519
	Textron, Inc.	84,217	483
*	Kansas City Southern	31,549	401
	Bucyrus International, Inc.	26,152	397

*	Spirit Aerosystems Holdings Inc.	36,076	360
*	SunPower Corp. Class A	14,527	345
*	Monster Worldwide Inc.	39,310	320
*	Terex Corp.	33,179	307
*	AMR Corp.	96,171	307
*	SunPower Corp. Class B	14,617	289
*	Owens Corning Inc.	26,891	243
*	Hertz Global Holdings Inc.	49,700	195

			61,318
Information Technology (14.8%)
*	BMC Software, Inc.	65,706	2,168
*	Cognizant Technology Solutions Corp.	101,829	2,117
*	Fiserv, Inc.	56,003	2,042
*	Computer Sciences Corp.	52,913	1,949
*	Sun Microsystems, Inc.	258,808	1,894
	Xilinx, Inc.	95,750	1,835
	Altera Corp.	103,989	1,825
*	McAfee Inc.	53,503	1,792
	Linear Technology Corp.	77,740	1,786
	Amphenol Corp.	61,611	1,755
*	Marvell Technology Group Ltd.	181,968	1,667
*	Affiliated Computer Services, Inc. Class A	31,894	1,527
*	Western Digital Corp.	77,643	1,502
*	Citrix Systems, Inc.	63,655	1,441
	Harris Corp.	47,199	1,366
	Microchip Technology, Inc.	63,754	1,351
*	Autodesk, Inc.	79,280	1,333
*	MEMC Electronic Materials, Inc.	78,689	1,298
*	VeriSign, Inc.	68,071	1,285
*	SAIC, Inc.	67,445	1,259
	Fidelity National Information Services, Inc.	66,669	1,213
*	Red Hat, Inc.	67,247	1,200
*	salesforce.com, inc.	36,234	1,186
	KLA-Tencor Corp.	59,216	1,184
*	Akamai Technologies, Inc.	59,353	1,151
*	Micron Technology, Inc.	267,674	1,087
*	Synopsys, Inc.	50,533	1,048
	Lender Processing Services, Inc.	33,400	1,022
*	SanDisk Corp.	79,299	1,003
*	Teradata Corp.	61,729	1,001
*	LAM Research Corp.	43,872	999
*	FLIR Systems, Inc.	46,329	949
	Global Payments Inc.	28,123	940
*	Avnet, Inc.	52,865	926
*	Hewitt Associates, Inc.	29,616	881
*	Alliance Data Systems Corp.	22,491	831
	National Semiconductor Corp.	80,473	826
*	Flextronics International Ltd.	283,707	820
	Total System Services, Inc.	58,696	811
*	Arrow Electronics, Inc.	41,585	793
*	Nuance Communications, Inc.	63,555	690
*	LSI Corp.	226,086	687
*	Ingram Micro, Inc. Class A	51,778	654
*	Advanced Micro Devices, Inc.	213,303	651

*	Trimble Navigation Ltd.	41,683	637
*	Dolby Laboratories Inc.	18,150	619
*	Tellabs, Inc.	132,001	605
*	Mettler-Toledo International Inc.	11,689	600
*	Novellus Systems, Inc.	34,157	568
	Intersil Corp.	43,046	495
*	Lexmark International, Inc.	27,403	462
*	DST Systems, Inc.	12,996	450
	Molex, Inc.	32,058	441
*	NCR Corp.	55,314	440
*	Cadence Design Systems, Inc.	91,078	383
	Jabil Circuit, Inc.	62,640	348
	Molex, Inc. Class A	16,068	203

			61,996
Materials (5.6%)
	Vulcan Materials Co.	38,444	1,703
	Sigma-Aldrich Corp.	43,773	1,654
	Ball Corp.	31,512	1,368
	CF Industries Holdings, Inc.	18,879	1,343
*	Crown Holdings, Inc.	56,509	1,284
	Martin Marietta Materials, Inc.	14,400	1,142
	FMC Corp.	24,684	1,065
	Terra Industries, Inc.	35,788	1,005
	Airgas, Inc.	25,563	864
*	Owens-Illinois, Inc.	58,583	846
	Lubrizol Corp.	23,457	798
	Sealed Air Corp.	55,335	764
	International Flavors & Fragrances, Inc.	24,660	751
	Sonoco Products Co.	34,966	734
	Bemis Co., Inc.	34,955	733
	Cliffs Natural Resources Inc.	39,791	723
	MeadWestvaco Corp.	59,589	714
	Eastman Chemical Co.	25,500	683
*	Pactiv Corp.	46,131	673
	Celanese Corp. Series A	50,287	672
	Allegheny Technologies Inc.	30,394	666
	Nalco Holding Co.	48,029	628
	Reliance Steel & Aluminum Co.	23,201	611
	Albemarle Corp.	25,617	558
	Steel Dynamics, Inc.	54,212	478
	Commercial Metals Co.	39,922	461
	AK Steel Holding Corp.	39,150	279
	Titanium Metals Corp.	41,196	225

			23,425
Telecommunication Services (2.7%)
*	Crown Castle International Corp.	95,898	1,957
	Embarq Corp.	49,813	1,886
*	MetroPCS Communications Inc.	73,632	1,258
	Windstream Corp.	154,051	1,242
	CenturyTel, Inc.	33,227	934
*	NII Holdings Inc.	58,131	872
	Frontier Communications Corp.	109,095	783
*	Leap Wireless International, Inc.	19,372	676
	Telephone & Data Systems, Inc.	22,108	586

*	Level 3 Communications, Inc.	561,122	516
	Telephone & Data Systems, Inc. - Special Common Shares	14,085	333
*	U.S. Cellular Corp.	6,578	219

			11,262
Utilities (7.6%)
	Xcel Energy, Inc.	157,082	2,926
	Questar Corp.	60,669	1,785
	Wisconsin Energy Corp.	40,832	1,681
	DTE Energy Co.	57,167	1,584
	Allegheny Energy, Inc.	59,259	1,373
*	NRG Energy, Inc.	77,623	1,366
	EQT Corp.	43,586	1,366
	Northeast Utilities	60,471	1,306
	SCANA Corp.	38,999	1,205
	CenterPoint Energy Inc.	114,632	1,196
	NSTAR	37,298	1,189
	MDU Resources Group, Inc.	61,232	988
	Alliant Energy Corp.	38,494	950
	Aqua America, Inc.	47,382	948
	Pepco Holdings, Inc.	75,851	947
	NiSource, Inc.	96,186	943

	CMS Energy Corp.	79,359	940
	Pinnacle West Capital Corp.	35,341	939
	DPL Inc.	40,722	918
	UGI Corp. Holding Co.	37,833	893
	TECO Energy, Inc.	74,655	832
	ONEOK, Inc.	34,804	788
	NV Energy Inc.	82,036	770
	National Fuel Gas Co.	24,781	760
	Integrys Energy Group, Inc.	26,859	699
	Energen Corp.	23,889	696
*	Mirant Corp.	54,602	622
	American Water Works Co., Inc.	22,365	430
*	Reliant Energy, Inc.	122,376	390
*	Dynegy, Inc.	175,974	248

			31,678
Total Common Stocks (Cost $718,380)			419,137

		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity Fund	0.440%		4,575,884	4,576

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[4,5]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	500	500

Total Temporary Cash Investments (Cost $5,076)	5,076
Total Investments (101.3%) (Cost $723,456)	424,213
Other Assets and Liabilities-Net (-1.3%)[3]	(5,334)
Net Assets (100%)	418,879

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $527,000.
1

The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.2% and 1.1%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $575,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $723,456,000. Net unrealized depreciation of investment securities for tax purposes was $299,243,000, consisting of unrealized gains of $6,963,000 on securities that had risen in value since their purchase and $306,206,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index	2	488	38

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	423,713	38
Level 2- Other significant observable inputs	500	-
Level 3- Significant unobservable inputs	-	-
Total	424,213	38

Vanguard REIT Index Portfolio

Schedule of Investments

As of March 31, 2009

Shares	Market Value ($000)
Real Estate Investment Trusts (98.0%)
Diversified REITs (8.5%)

	Vornado Realty Trust REIT	225,641	7,500
	Liberty Property Trust REIT	156,363	2,961
	Washington REIT	83,694	1,448
	Investors Real Estate Trust REIT	93,076	918
	PS Business Parks, Inc. REIT	24,575	906
	Cousins Properties, Inc. REIT	65,501	422
	Colonial Properties Trust REIT	72,051	274
	Winthrop Realty Trust REIT	21,794	151
	CapLease, Inc. REIT	72,672	143
	Gramercy Capital Corp. REIT	69,752	68

			14,791
Industrial REITs (5.0%)
	AMB Property Corp. REIT	210,761	3,035
	ProLogis REIT	423,490	2,753
	EastGroup Properties, Inc. REIT	40,060	1,124
	DCT Industrial Trust Inc. REIT	277,668	880
	DuPont Fabros Technology Inc. REIT	56,305	387
	First Potomac REIT	43,021	316
	First Industrial Realty Trust REIT	69,259	170

			8,665
Office REITs (15.8%)
	Boston Properties, Inc. REIT	192,793	6,753
	Digital Realty Trust, Inc. REIT	110,428	3,664
	Alexandria Real Estate Equities, Inc. REIT	62,709	2,283
	Highwood Properties, Inc. REIT	101,274	2,169
	Mack-Cali Realty Corp. REIT	104,937	2,079
	Corporate Office Properties Trust, Inc. REIT	82,491	2,048
	Duke Realty Corp. REIT	235,825	1,297
	Franklin Street Properties Corp. REIT	96,030	1,181
	HRPT Properties Trust REIT	361,966	1,155
	Douglas Emmett, Inc. REIT	155,846	1,152
	SL Green Realty Corp. REIT	91,290	986
	Kilroy Realty Corp. REIT	52,614	904
	BioMed Realty Trust, Inc. REIT	128,205	868
	Brandywine Realty Trust REIT	141,105	402
	Lexington Realty Trust REIT	119,347	284
	Parkway Properties Inc. REIT	24,036	248
*	Maguire Properties, Inc. REIT	62,844	45

			27,518
Residential REITs (17.0%)
	Equity Residential REIT	433,970	7,963
	Avalonbay Communities, Inc. REIT	127,178	5,985
	Essex Property Trust, Inc. REIT	42,682	2,447
	UDR, Inc. REIT	234,575	2,020
	Camden Property Trust REIT	84,736	1,829
	BRE Properties Inc. Class A REIT	81,682	1,603
	Home Properties, Inc. REIT	51,591	1,581
	Equity Lifestyle Properties, Inc. REIT	37,783	1,440

	Mid-America Apartment Communities, Inc. REIT	45,009	1,388
	American Campus Communities, Inc. REIT	67,755	1,176
	Apartment Investment & Management Co. Class A REIT	166,621	913
	Post Properties, Inc. REIT	70,177	712
	Sun Communities, Inc. REIT	26,194	310
	Education Realty Trust, Inc. REIT	46,741	163

			29,530
Retail REITs (23.0%)
	Simon Property Group, Inc. REIT	400,116	13,860
	Federal Realty Investment Trust REIT	93,973	4,323
^	Realty Income Corp. REIT	166,326	3,130
	Regency Centers Corp. REIT	111,702	2,968
	Kimco Realty Corp. REIT	381,945	2,910
	National Retail Properties REIT	124,681	1,975
	Tanger Factory Outlet Centers, Inc. REIT	50,666	1,564
	Taubman Co. REIT	84,759	1,444
	Weingarten Realty Investors REIT	125,192	1,192
^	Equity One, Inc. REIT	67,086	818
	The Macerich Co. REIT	120,724	756
	Inland Real Estate Corp. REIT	95,729	679
	Alexander's, Inc. REIT	3,267	557
	Getty Realty Holding Corp. REIT	29,625	544
	Acadia Realty Trust REIT	50,550	536
	Saul Centers, Inc. REIT	22,815	524
	Urstadt Biddle Properties Class A REIT	31,291	420
	Developers Diversified Realty Corp. REIT	191,790	408
	General Growth Properties Inc. REIT	378,169	268
	CBL & Associates Properties, Inc. REIT	99,098	234
	Pennsylvania REIT	61,687	219
	Ramco-Gershenson Properties Trust REIT	29,304	189
	Cedar Shopping Centers, Inc. REIT	72,325	126
	Kite Realty Group Trust REIT	49,824	122
	Glimcher Realty Trust REIT	63,769	89

			39,855
Specialized REITs (28.7%)
	Public Storage, Inc. REIT	202,704	11,199
	HCP, Inc. REIT	403,115	7,196
	Health Care Inc. REIT	173,517	5,308
	Ventas, Inc. REIT	228,602	5,169
	Nationwide Health Properties, Inc. REIT	158,315	3,513
	Host Hotels & Resorts Inc. REIT	790,791	3,100
	Senior Housing Properties Trust REIT	182,768	2,562
	Omega Healthcare Investors, Inc. REIT	130,971	1,844
	Hospitality Properties Trust REIT	149,527	1,794
	Healthcare Realty Trust Inc. REIT	93,866	1,407
	National Health Investors REIT	39,894	1,072
	Entertainment Properties Trust REIT	52,545	828
	Extra Space Storage Inc. REIT	128,916	710
	Sovran Self Storage, Inc. REIT	35,293	709
	DiamondRock Hospitality Co. REIT	143,470	575
	LTC Properties, Inc. REIT	31,535	553
	Universal Health Realty Income REIT	17,932	524
	Medical Properties Trust Inc. REIT	125,265	457
	LaSalle Hotel Properties REIT	65,310	381

Ashford Hospitality Trust REIT	143,920	222
Sunstone Hotel Investors, Inc. REIT	75,824	199
U-Store-It Trust REIT	80,972	164

Hersha Hospitality Trust REIT	74,447	142
FelCor Lodging Trust, Inc. REIT	103,646	141
Strategic Hotels and Resorts, Inc. REIT	122,351	85

		49,854

Total Real Estate Investment Trusts (Cost $472,373)				170,213
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
[1,2]	Vanguard Market Liquidity Fund (Cost $5,071)	0.440%	5,070,660	5,071
Total Investments (100.9%) (Cost $477,444)				175,284
Other Assets and Liabilities-Net (-0.9%)[2]				(1,552)
Net Assets (100%)				173,732

*				Non-income-producing security.
^				Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,072,000.
1				Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2				Includes $1,141,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2009, the cost of investment securities for tax purposes was $477,444,000. Net unrealized depreciation of investment securities for tax purposes was $302,160,000, consisting of unrealized gains of $112,000 on securities that had risen in value since their purchase and $302,272,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the portfolio's investments were valued based on Level 1 inputs.

Vanguard Small Company Growth Portfolio

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (92.5%) [1]
Consumer Discretionary (13.0%)
	Monro Muffler Brake, Inc.	170,475	4,659
*	O'Reilly Automotive, Inc.	103,950	3,639
*,^	Jos. A. Bank Clothiers, Inc.	89,400	2,486
*	GameStop Corp. Class A	83,500	2,340
*	WMS Industries, Inc.	105,250	2,201
	Ross Stores, Inc.	58,160	2,087
*	The Wet Seal, Inc. Class A	569,200	1,913
*	ITT Educational Services, Inc.	15,100	1,833
	Matthews International Corp.	57,000	1,642
*	Hot Topic, Inc.	134,750	1,508
	Guess ?, Inc.	56,200	1,185
*	NVR, Inc.	2,550	1,091
*	The Dress Barn, Inc.	87,500	1,075
	Aaron Rents, Inc.	33,800	901
*	True Religion Apparel, Inc.	75,200	888
*	Deckers Outdoor Corp.	16,500	875
*	Buffalo Wild Wings Inc.	23,100	845
*	Rent-A-Center, Inc.	42,350	820
*	Dollar Tree, Inc.	18,300	815
*	FGX International Holdings Ltd.	61,500	715
*	Capella Education Co.	13,100	694
	Advance Auto Parts, Inc.	16,200	665
*,^	Chipotle Mexican Grill, Inc.	9,200	611
*	Interpublic Group of Cos., Inc.	146,800	605
	DeVry, Inc.	11,900	573
	Tiffany & Co.	25,700	554
*	Big Lots Inc.	26,500	551
*	The Warnaco Group, Inc.	22,900	550
*	Aeropostale, Inc.	19,950	530
*	Chipotle Mexican Grill, Inc. Class B	9,000	516
*	MarineMax, Inc.	246,900	484
	The Buckle, Inc.	15,050	481
*	Panera Bread Co.	8,200	458
	Burger King Holdings Inc.	19,901	457
*	Urban Outfitters, Inc.	27,700	453
*	Marvel Entertainment, Inc.	15,000	398
*	CEC Entertainment Inc.	14,500	375
*	Bally Technologies Inc.	20,300	374
	John Wiley & Sons Class A	11,700	348
*	Priceline.com, Inc.	4,300	339
	Interactive Data Corp.	13,000	323
	Tempur-Pedic International Inc.	37,850	276
*	Fossil, Inc.	17,400	273
	Harte-Hanks, Inc.	49,000	262
*	Brink's Home Security Holdings, Inc.	10,800	244
	Strayer Education, Inc.	1,330	239
*	Denny's Corp.	134,200	224
	WABCO Holdings Inc.	18,000	222

*,^	Bidz.com, Inc.	50,300	202
*	American Public Education, Inc.	4,700	198
*	Penn National Gaming, Inc.	7,900	191
	Family Dollar Stores, Inc.	5,600	187
	Regis Corp.	12,000	173
*	Corinthian Colleges, Inc.	8,900	173
*,^	Under Armour, Inc.	10,500	173
*	Einstein Noah Restaurant Group Inc.	25,500	149
	Polaris Industries, Inc.	6,800	146
*	A.C. Moore Arts & Crafts, Inc.	75,000	142
*	Jo-Ann Stores, Inc.	7,600	124
*	Fuel Systems Solutions, Inc.	9,200	124
	Macy's Inc.	13,000	116
	Tupperware Brands Corp.	5,700	97
	PetSmart, Inc.	4,500	94
*	Wonder Auto Technology, Inc.	26,100	93
	Service Corp. International	26,100	91
	Hasbro, Inc.	2,500	63
	Cracker Barrel Old Country Store Inc.	2,000	57
	The Stanley Works	1,900	55
	Finish Line, Inc.	8,300	55
*	Pre-Paid Legal Services, Inc.	1,800	52
	Weight Watchers International, Inc.	2,600	48
*	Life Time Fitness, Inc.	3,800	48
*	Steiner Leisure Ltd.	1,800	44
*	Exide Technologies	12,400	37
*	DreamWorks Animation SKG, Inc.	1,600	35
	Wolverine World Wide, Inc.	2,000	31
	Cinemark Holdings Inc.	3,000	28
*	Warner Music Group Corp.	10,200	24
*	Sally Beauty Co. Inc.	4,000	23
	Spartan Motors, Inc.	5,100	21
	Value Line, Inc.	700	19
*	Maidenform Brands, Inc.	1,700	16
*	Lincoln Educational Services	800	15
*	Papa John's International, Inc.	600	14
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	1,122	—
			48,755
Consumer Staples (3.5%)
	Ruddick Corp.	146,800	3,296
	PriceSmart, Inc.	168,500	3,035
	Diamond Foods, Inc.	54,400	1,519
*	Chattem, Inc.	25,600	1,435
	Church & Dwight, Inc.	11,300	590
*	Energizer Holdings, Inc.	8,900	442
	Spartan Stores, Inc.	27,230	420
	Herbalife Ltd.	24,300	364
	Flowers Foods, Inc.	11,000	258
*	Ralcorp Holdings, Inc.	4,300	232
	Cal-Maine Foods, Inc.	9,900	222
*	Winn-Dixie Stores, Inc.	18,500	177
*	Dean Foods Co.	9,000	163
*	Darling International, Inc.	34,500	128

*,^	Green Mountain Coffee Roasters, Inc.	2,300	110
	McCormick & Co., Inc.	3,600	106
*	The Pantry, Inc.	5,500	97
*	Hansen Natural Corp.	2,600	94
*	Fresh Del Monte Produce Inc.	5,200	85
	Lancaster Colony Corp.	1,700	70
*	China Sky One Medical Inc.	5,600	64
	Whole Foods Market, Inc.	2,600	44
	Alberto-Culver Co.	1,600	36
	Calavo Growers, Inc.	1,300	16
	Nash-Finch Co.	300	8
			13,011
Energy (2.6%)
*	Oceaneering International, Inc.	27,400	1,010
*	Tesco Corp.	109,075	853
	CARBO Ceramics Inc.	25,650	730
	St. Mary Land & Exploration Co.	43,650	578
*	Atwood Oceanics, Inc.	28,350	470
*	Alpha Natural Resources, Inc.	26,000	462
*	Dresser Rand Group, Inc.	18,700	413
	Tidewater Inc.	10,000	371
*	Concho Resources, Inc.	14,300	366
*	Encore Acquisition Co.	14,500	337
*	Comstock Resources, Inc.	11,300	337
*	Contango Oil & Gas Co.	8,300	325
	Massey Energy Co.	31,600	320
*,^	Clean Energy Fuels Corp.	40,400	246
^	Frontline Ltd.	14,000	243
*	Oil States International, Inc.	18,100	243
*	Superior Energy Services, Inc.	18,200	235
*	Clayton Williams Energy, Inc.	6,600	193
*	Gulfmark Offshore, Inc.	7,900	189
*	Unit Corp.	8,900	186
*	Denbury Resources, Inc.	11,600	172
*	Mariner Energy Inc.	21,500	167
*	Petrohawk Energy Corp.	7,800	150
	Ship Finance International Ltd.	22,500	148
	Berry Petroleum Class A	13,000	143
	Tesoro Corp.	10,100	136
*	Approach Resources Inc.	15,800	98
*	Petroleum Development Corp.	7,900	93
*	McMoRan Exploration Co.	19,600	92
	Walter Industries, Inc.	3,600	82
*	ATP Oil & Gas Corp.	12,800	66
*	Vaalco Energy, Inc.	11,700	62
*	Matrix Service Co.	4,779	39
	Penn Virginia Corp.	3,300	36
*	SEACOR Holdings Inc.	600	35
*	Warren Resources Inc.	32,900	32
	Holly Corp.	1,100	23
*	Cal Dive International, Inc.	3,400	23
	Knightsbridge Tankers Ltd.	1,400	20
	Foundation Coal Holdings, Inc.	1,400	20
	DHT Maritime	4,200	16

*	PHI Inc. Non-Voting Shares	1,500	15
*	Double Eagle Petroleum Co.	2,700	14
*	Patriot Coal Corp.	3,700	14
	General Maritime Corp.	1,500	11
*	Prime Energy Corp.	49	2
			9,816
Exchange-Traded Fund (1.1%)
[2]	Vanguard Small-Cap Growth ETF	104,300	4,026

Financials (3.3%)
	Jefferies Group, Inc.	124,800	1,722
	Cash America International Inc.	88,855	1,391
	SEI Investments Co.	80,400	982
	QC Holdings Inc.	123,510	730
*	Harris & Harris Group, Inc.	197,150	729
	Waddell & Reed Financial, Inc.	40,000	723
	Federated Investors, Inc.	22,900	510
	Cullen/Frost Bankers, Inc.	8,500	399
*	Pinnacle Financial Partners, Inc.	16,500	391
*	Knight Capital Group, Inc. Class A	25,400	374
*	Interactive Brokers Group, Inc.	17,700	286
*	The St. Joe Co.	16,600	278
	Westamerica Bancorporation	5,900	269
	MHI Hospitality Corp.	213,400	241
	Axis Capital Holdings Ltd.	10,300	232
*	Dollar Financial Corp.	23,500	224
	Odyssey Re Holdings Corp.	5,000	190
*	Investment Technology Group, Inc.	7,300	186
	Washington REIT	10,300	178
	Bank of Hawaii Corp.	4,800	158
	Home Properties, Inc. REIT	5,000	153
	Tanger Factory Outlet Centers, Inc. REIT	4,400	136
*	World Acceptance Corp.	7,900	135
	Highwood Properties, Inc. REIT	6,200	133
	Nationwide Health Properties, Inc. REIT	5,800	129
*	Stifel Financial Corp.	2,700	117
	Associated Estates Realty Corp. REIT	20,100	114
*	Riskmetrics Group Inc.	7,000	100
	Digital Realty Trust, Inc. REIT	2,900	96
	Taubman Co. REIT	5,200	89
*	SVB Financial Group	4,000	80
*	Nasdaq Stock Market Inc.	4,000	78
	First Financial Bankshares, Inc.	1,600	77
	Eaton Vance Corp.	3,300	75
*	Primus Guaranty, Ltd.	43,200	68
	Sun Communities, Inc. REIT	5,500	65
*	thinkorswim Group, Inc.	7,300	63
	Life Partners Holdings	3,100	53
	PS Business Parks, Inc. REIT	1,400	52
*	Affiliated Managers Group, Inc.	900	38
	Weingarten Realty Investors REIT	3,600	34
*	First Cash Financial Services, Inc.	2,100	31
	Mid-America Apartment Communities, Inc. REIT	1,000	31
	Saul Centers, Inc. REIT	900	21

	Suffolk Bancorp	700	18
	Forest City Enterprise Class A	3,900	14
	Kilroy Realty Corp. REIT	800	14
	City National Corp.	400	14
			12,221
Health Care (25.7%)
*	Crucell NV ADR	253,550	4,997
*	Haemonetics Corp.	81,850	4,508
*	Edwards Lifesciences Corp.	66,400	4,026
*	Isis Pharmaceuticals, Inc.	256,350	3,848
*	ImmunoGen, Inc.	456,250	3,239
*	Henry Schein, Inc.	78,300	3,133
*	Nektar Therapeutics	569,150	3,068
	PDL BioPharma Inc.	403,890	2,860
*	Seattle Genetics, Inc.	278,450	2,745
*	QLT Inc.	1,447,138	2,561
*	Luminex Corp.	139,300	2,524
*	Regeneron Pharmaceuticals, Inc.	171,600	2,378
*	Alkermes, Inc.	196,050	2,378
*	Impax Laboratories, Inc.	419,400	2,198
*	IDEXX Laboratories, Inc.	63,500	2,196
*	MWI Veterinary Supply Inc.	76,950	2,192
*	Medarex, Inc.	421,250	2,161
*	Dyax Corp.	841,000	2,111
	Invacare Corp.	130,250	2,088
*	Sun Healthcare Group Inc.	224,850	1,898
*	Durect Corp.	845,950	1,886
*	Align Technology, Inc.	233,050	1,848
*	Conceptus, Inc.	154,800	1,819
*	Vertex Pharmaceuticals, Inc.	56,450	1,622
*	AMAG Pharmaceuticals, Inc.	43,900	1,614
*	Bruker BioSciences Corp.	250,850	1,545
*	Cubist Pharmaceuticals, Inc.	78,600	1,286
*	AngioDynamics, Inc.	94,300	1,060
*	DUSA Pharmaceuticals, Inc.	820,900	1,051
*	Exelixis, Inc.	219,450	1,009
*	Cepheid, Inc.	133,300	920
*	Myriad Genetics, Inc.	19,400	882
*	AthenaHealth Inc.	31,900	769
*	Cerner Corp.	16,000	704
*	Gen-Probe Inc.	15,100	688
*	Facet Biotech Corp.	71,738	681
*	Cephalon, Inc.	10,000	681
*	Cyberonics, Inc.	49,400	656
*	Alexion Pharmaceuticals, Inc.	17,300	651
*	Amedisys Inc.	23,600	649
*,^	Sequenom, Inc.	44,100	627
*	XOMA Ltd.	1,160,900	615
*	Watson Pharmaceuticals, Inc.	18,400	572
*	OSI Pharmaceuticals, Inc.	13,700	524
*	Warner Chilcott Ltd.	49,300	519
	STERIS Corp.	21,300	496
*	HMS Holdings Corp.	15,000	493
	Omnicare, Inc.	18,000	441
*	Masimo Corp.	14,900	432

*	Onyx Pharmaceuticals, Inc.	15,100	431
*	American Medical Systems Holdings, Inc.	37,200	415
*	Lincare Holdings, Inc.	18,800	410
*	Thoratec Corp.	15,400	396
*	Valeant Pharmaceuticals International	21,800	388
*,^	BioLase Technology, Inc.	429,823	385
*	Dionex Corp.	8,100	383
*	Endo Pharmaceuticals Holdings, Inc.	21,400	378
*	LHC Group Inc.	16,700	372
	Perrigo Co.	14,500	360
	DENTSPLY International Inc.	12,800	344
*	Centene Corp.	18,400	332
	Chemed Corp.	8,500	331
*	The Medicines Co.	30,000	325
*	Alnylam Pharmaceuticals Inc.	17,000	324
*	Bio-Rad Laboratories, Inc. Class A	4,900	323
*	Emergency Medical Services LP Class A	10,200	320
*	Waters Corp.	8,300	307
	Medicis Pharmaceutical Corp.	24,200	299
	Owens & Minor, Inc.	9,000	298
	Meridian Bioscience Inc.	14,900	270
*	Community Health Systems, Inc.	17,500	268
*	Idera Pharmaceuticals, Inc.	37,000	239
*	Psychiatric Solutions, Inc.	15,200	239
	Ensign Group Inc.	15,000	232
	Martek Biosciences Corp.	12,500	228
*	Merit Medical Systems, Inc.	18,600	227
*,^	Acura Pharmaceuticals Inc.	33,300	214
*	Kendle International Inc.	9,400	197
*	Millipore Corp.	3,300	189
*	PAREXEL International Corp.	19,400	189
*	Questcor Pharmaceuticals, Inc.	37,900	186
	Beckman Coulter, Inc.	3,400	173
*	Gentiva Health Services, Inc.	11,200	170
*	WellCare Health Plans Inc.	14,900	168
*	Emergent BioSolutions Inc.	12,400	168
*	CV Therapeutics, Inc.	8,400	167
	Pharmaceutical Product Development, Inc.	6,800	161
*	ResMed Inc.	4,500	159
*	CONMED Corp.	10,000	144
*	Synovis Life Technologies, Inc.	10,300	143
*	Obagi Medical Products, Inc.	23,342	126
	Techne Corp.	2,100	115
*	Skilled Healthcare Group Inc.	13,200	108
*	Albany Molecular Research, Inc.	8,700	82
	Allscripts Healthcare Solutions, Inc.	7,800	80
*	Illumina, Inc.	1,800	67
*	Maxygen Inc.	8,100	55
*	HLTH Corp.	4,883	51
*	Kensey Nash Corp.	1,800	38
*	Momenta Pharmaceuticals, Inc.	3,400	37
*	Sucampo Pharmaceuticals Inc.	5,900	36
*	Nabi Biopharmaceuticals	9,500	35
*	Mylan Inc.	2,500	34
*	eResearch Technology, Inc.	6,200	33

*	Accelrys Inc.	5,200	21
*	Immucor Inc.	800	20
*	Noven Pharmaceuticals, Inc.	2,000	19
*	Osiris Therapeutics, Inc.	1,200	17
			96,075
Industrials (15.9%)
	The Dun & Bradstreet Corp.	67,750	5,217
*	Stericycle, Inc.	67,600	3,227
	Comfort Systems USA, Inc.	290,200	3,009
	MSC Industrial Direct Co., Inc. Class A	83,150	2,583
*	APAC Teleservices, Inc.	692,416	2,354
^	Ritchie Brothers Auctioneers Inc.	125,010	2,324
	Watsco, Inc.	63,100	2,147
*	RBC Bearings Inc.	126,450	1,932
	Kennametal, Inc.	118,750	1,925
	McGrath RentCorp	119,600	1,885
	Equifax, Inc.	68,650	1,678
*	Exponent, Inc.	65,980	1,671
*	TrueBlue, Inc.	165,150	1,362
	Healthcare Services Group, Inc.	83,400	1,248
*	Genesee & Wyoming Inc. Class A	53,700	1,141
*	The Advisory Board Co.	58,960	978
*	GeoEye Inc.	49,200	972
	Tennant Co.	99,050	928
*	Celadon Group Inc.	153,000	849
*	IHS Inc. Class A	20,100	828
	Mine Safety Appliances Co.	38,940	780
*,^	American Superconductor Corp.	41,900	725
	J.B. Hunt Transport Services, Inc.	28,600	690
	Watson Wyatt & Co. Holdings	13,600	671
*	BTU International, Inc.	200,180	671
*	Resources Connection, Inc.	43,950	663
	Heartland Express, Inc.	39,340	583
*	Kadant Inc.	46,700	538
*	Aecom Technology Corp.	19,400	506
*	Sterling Construction Co., Inc.	27,700	494
*	TransDigm Group, Inc.	14,800	486
*	Flow International Corp.	295,500	479
*	Sykes Enterprises, Inc.	28,700	477
	American Ecology Corp.	31,000	432
*	AGCO Corp.	21,000	412
*	Kirby Corp.	15,000	400
*	JetBlue Airways Corp.	108,200	395
	Bucyrus International, Inc.	25,800	392
*	EMCOR Group, Inc.	21,300	366
	The Brink's Co.	13,800	365
	Harsco Corp.	16,389	363
*	Continental Airlines, Inc. Class B	39,700	350
	Triumph Group, Inc.	9,100	348
*	Alliant Techsystems, Inc.	5,000	335
*	Allegiant Travel Co.	7,300	332
	Valmont Industries, Inc.	6,300	316
*	EnerNOC Inc.	21,050	306
*	Covanta Holding Corp.	23,100	302

	Knoll, Inc.	48,300	296
*	CoStar Group, Inc.	9,600	290
	The Toro Co.	12,000	290
	Herman Miller, Inc.	26,100	278
*	Shaw Group, Inc.	10,000	274
*	GT Solar International Inc.	41,200	274
	Acuity Brands, Inc.	11,900	268
*	GrafTech International Ltd.	42,900	264
*	Esterline Technologies Corp.	12,800	258
	CIRCOR International, Inc.	11,200	252
	Ryder System, Inc.	8,400	238
	Roper Industries Inc.	5,600	238
	HEICO Corp.	9,500	231
	GATX Corp.	11,400	231
	Robbins & Myers, Inc.	14,600	221
*	Cenveo Inc.	66,800	217
	Ametek, Inc.	6,300	197
	The Timken Co.	14,000	195
*	Jacobs Engineering Group Inc.	4,900	189
*	Quanta Services, Inc.	8,700	187
	Hubbell Inc. Class B	6,900	186
*	RSC Holdings Inc.	34,000	179
*	Energy Conversion Devices, Inc.	13,400	178
	Titan International, Inc.	34,200	172
	Woodward Governor Co.	15,100	169
	Pall Corp.	8,200	168
*	TBS International Ltd.	22,600	166
*	Trex Co., Inc.	20,100	153
*	Huron Consulting Group Inc.	3,200	136
*	PRG-Schultz International, Inc.	44,600	127
*	Chart Industries, Inc.	13,800	109
*	AMREP Corp.	6,700	105
	Donaldson Co., Inc.	3,700	99
*	American Reprographics Co.	24,400	86
	AAON, Inc.	4,700	85
	KBR Inc.	5,300	73
*	Evergreen Solar, Inc.	32,900	70
	Textainer Group Holdings Ltd.	9,900	67
*	Beacon Roofing Supply, Inc.	4,900	66
*	Clean Harbors Inc.	1,300	62
*	AMR Corp.	18,600	59
*	Corrections Corp. of America	4,100	53
*	Powell Industries, Inc.	1,400	49
*	Iron Mountain, Inc.	2,200	49
	Lincoln Electric Holdings, Inc.	1,500	48
*	EnerSys	3,900	47
	Apogee Enterprises, Inc.	4,000	44
	The Standard Register Co.	9,100	42
	Raven Industries, Inc.	2,000	42
*	CBIZ Inc.	5,600	39
	Preformed Line Products Co.	1,000	38
	Copa Holdings SA Class A	1,300	37
*	Stanley Inc.	1,400	36
*	Mobile Mini, Inc.	3,000	35
*	Michael Baker Corp.	1,100	29

*	WESCO International, Inc.	1,500	27
*	Copart, Inc.	900	27
*	American Commercial Lines Inc.	7,600	24
*	DynCorp International Inc. Class A	1,700	23
*	EnPro Industries, Inc.	1,300	22
*	Pike Electric Corp.	2,000	18
	Eagle Bulk Shipping Inc.	4,100	17
	Omega Flex Inc.	1,000	16
	TAL International Group, Inc.	2,200	16
*	Columbus McKinnon Corp.	1,800	16
*	Orbital Sciences Corp.	1,200	14
*	Altra Holdings Inc.	2,700	10
			59,656
Information Technology (22.0%)
^	FactSet Research Systems Inc.	94,800	4,739
*	Riverbed Technology, Inc.	290,300	3,797
*	Blue Coat Systems, Inc.	202,796	2,436
*	Euronet Worldwide, Inc.	183,000	2,390
*	Polycom, Inc.	149,850	2,306
*	Ariba, Inc.	233,899	2,042
*	Red Hat, Inc.	111,350	1,986
*	Mettler-Toledo International Inc.	36,750	1,886
*	PMC Sierra Inc.	292,450	1,866
*	Radiant Systems, Inc.	409,700	1,807
*	j2 Global Communications, Inc.	80,700	1,766
*	FEI Co.	106,450	1,643
*	MKS Instruments, Inc.	107,300	1,574
*	Cogent Inc.	130,350	1,551
	Marchex, Inc.	446,250	1,535
*	OSI Systems Inc.	98,600	1,505
*	PROS Holdings, Inc.	308,000	1,432
*	VeriFone Holdings, Inc.	210,100	1,429
*	Solera Holdings, Inc.	55,350	1,372
*	Vocus, Inc.	102,800	1,366
*	Verigy Ltd.	164,200	1,355
*	Netezza Corp.	190,800	1,297
*	Concur Technologies, Inc.	66,800	1,282
*	Pericom Semiconductor Corp.	150,800	1,102
*	Teradyne, Inc.	244,200	1,070
*	Ceva, Inc.	145,700	1,061
*	Cymer, Inc.	46,300	1,031
*	Sycamore Networks, Inc.	381,400	1,018
*	Littelfuse, Inc.	89,500	984
*	Netlogic Microsystems Inc.	31,200	857
*	Alliance Data Systems Corp.	23,000	850
*	SuccessFactors Inc.	107,600	821
	TheStreet.com, Inc.	393,900	776
*	Varian Semiconductor Equipment Associates, Inc.	35,100	760
*	DemandTec, Inc.	86,590	758
*	Acme Packet, Inc.	119,400	725
*	Semitool, Inc.	258,500	719
*	Monolithic Power Systems	45,000	697
*	Atheros Communications, Inc.	47,000	689
*	Metavante Technologies	34,000	679

*	Trimble Navigation Ltd.	42,150	644
	Global Payments Inc.	17,600	588
	Heartland Payment Systems, Inc.	88,400	584
*	Ulticom, Inc.	111,000	583
	Power Integrations, Inc.	33,600	578
*	Dolby Laboratories Inc.	16,900	576
*	Sybase, Inc.	18,493	560
*	Skyworks Solutions, Inc.	68,600	553
*	FLIR Systems, Inc.	26,700	547
*	Sohu.com Inc.	13,000	537
*	Stratasys, Inc.	64,200	531
*	Ness Technologies Inc.	170,800	504
*	salesforce.com, inc.	15,000	491
*	Starent Networks Corp.	29,000	458
*	SkillSoft PLC	64,100	429
*	LSI Corp.	132,500	403
*	Silicon Laboratories Inc.	15,000	396
	Total System Services, Inc.	28,600	395
*	McAfee Inc.	11,700	392
*	EarthLink, Inc.	59,400	390
*	TiVo Inc.	53,400	376
*	Compuware Corp.	56,900	375
*,^	Silicon Motion Technology Corp. ADR	133,300	371
*	Compellent Technologies, Inc.	33,900	368
	Diebold, Inc.	17,200	367
*	OpNext, Inc.	208,900	357
*	ManTech International Corp.	7,900	331
*	SPSS, Inc.	11,600	330
*	Semtech Corp.	24,500	327
	Syntel, Inc.	14,800	305
*	Multi-Fineline Electronix, Inc.	18,000	303
*	NVE Corp.	10,500	302
*	SAIC, Inc.	16,200	302
*	Genpact, Ltd.	34,057	302
*	Hewitt Associates, Inc.	9,700	289
*	Sapient Corp.	63,900	286
*	Advanced Analogic Technologies, Inc.	77,500	279
*	Parametric Technology Corp.	27,900	278
*	Gartner, Inc. Class A	24,500	270
*	ScanSource, Inc.	14,200	264
*	Harmonic, Inc.	40,500	263
*	Nuance Communications, Inc.	23,600	256
*	ATMI, Inc.	16,600	256
	Cass Information Systems, Inc.	7,700	250
*	Benchmark Electronics, Inc.	20,900	234
*	AuthenTec, Inc.	156,800	232
*	Western Digital Corp.	11,500	222
*	JDA Software Group, Inc.	19,100	221
*	Intermec, Inc.	21,100	219
	Jack Henry & Associates Inc.	13,300	217
*	S1 Corp.	42,000	216
*	QLogic Corp.	19,400	216
*	Anixter International Inc.	6,800	215
*	Rudolph Technologies, Inc.	70,000	212
*	Comtech Telecommunications Corp.	8,400	208

*	Cadence Design Systems, Inc.	44,830	188
*	Harris Stratex Networks, Inc. Class A	48,025	185
*	Manhattan Associates, Inc.	10,400	180
*	Plexus Corp.	12,900	178
*	EMS Technologies, Inc.	9,500	166
*	Silicon Image, Inc.	66,700	160
*	Forrester Research, Inc.	7,700	158
*	NAPCO Security Technologies Inc.	149,764	156
*	BMC Software, Inc.	4,500	148
*	PC Connection, Inc.	34,100	130
	Broadridge Financial Solutions LLC	6,600	123
*	CSG Systems International, Inc.	8,600	123
	iGATE Corp.	37,027	120
*	Gmarket Inc.	6,500	107
	Take-Two Interactive Software, Inc.	10,500	88
	ADTRAN Inc.	5,200	84
*	Integrated Device Technology Inc.	17,600	80
*	CACI International, Inc.	2,000	73
*	Ultratech, Inc.	5,600	70
*	F5 Networks, Inc.	3,300	69
*	BigBand Networks Inc.	9,500	62
*	Sanmina-SCI Corp.	193,000	59
*	Lawson Software, Inc.	12,900	55
*	InterDigital, Inc.	2,000	52
*	Wind River Systems Inc.	7,200	46
	IXYS Corp.	5,600	45
*	Synaptics Inc.	1,600	43
*	NetScout Systems, Inc.	5,700	41
*	Actuate Software Corp.	12,744	39
*	CPI International, Inc.	3,800	36
*	Itron, Inc.	700	33
	Daktronics, Inc.	4,200	27
*	Techwell, Inc.	4,267	27
*	Net 1 UEPS Technologies, Inc.	1,500	23
*	Volterra Semiconductor Corp.	2,700	23
*	Ebix, Inc.	800	20
*	Affiliated Computer Services, Inc. Class A	400	19
	Micrel, Inc.	2,700	19
*	Cirrus Logic, Inc.	4,700	18
*	Dice Holdings Inc.	6,100	17
*	Integral Systems, Inc.	1,900	16
*	Tekelec	1,200	16
*	Equinix, Inc.	200	11
			82,250
Materials (4.1%)
	Sensient Technologies Corp.	161,150	3,787
	AptarGroup Inc.	100,600	3,133
*	OM Group, Inc.	64,300	1,242
*	LSB Industries, Inc.	87,250	863
	Arch Chemicals, Inc.	43,200	819
	Airgas, Inc.	17,900	605
	FMC Corp.	13,300	574
	Compass Minerals International, Inc.	8,100	457
*	Fronteer Development Group, Inc.	180,300	436

	Terra Industries, Inc.	14,400	404
	Silgan Holdings, Inc.	6,900	363
	Greif Inc. Class A	10,100	336
	NewMarket Corp.	7,500	332
	Ball Corp.	6,400	278
*	Crown Holdings, Inc.	9,500	216
	Innophos Holdings Inc.	18,200	205
*,^	ShengdaTech Inc.	55,000	171
	Koppers Holdings, Inc.	11,500	167
	Albemarle Corp.	7,600	165
	International Flavors & Fragrances, Inc.	3,500	107
	Rock-Tenn Co.	3,700	100
	Worthington Industries, Inc.	10,100	88
	Schnitzer Steel Industries, Inc. Class A	2,800	88
*	Bway Holding Co.	8,100	64
*	Landec Corp.	9,700	54
*	GenTek, Inc.	2,500	44
*	Sutor Technology Group, Ltd.	27,600	39
	Celanese Corp. Series A	1,900	25
	Myers Industries, Inc.	3,500	21
	Stepan Co.	700	19
*	AEP Industries, Inc.	1,200	18
	Quaker Chemical Corp.	1,600	13
			15,233
Telecommunication Services (0.6%)
*,^	Clearwire Corp.	132,600	683
	NTELOS Holdings Corp.	20,000	363
*	Syniverse Holdings Inc.	22,800	359
	Telephone & Data Systems, Inc.	13,300	353
*	Premiere Global Services, Inc.	26,000	229

*	Centennial Communications Corp. Class A	8,100	67
*	SBA Communications Corp.	2,400	56
*	Cogent Communications Group, Inc.	2,800	20
			2,130
Utilities (0.7%)
	Ormat Technologies Inc.	58,950	1,619
	CenterPoint Energy Inc.	65,300	681
	NV Energy Inc.	24,200	227
	DPL Inc.	1,700	38
			2,565
Total Common Stocks (Cost $528,515)			345,738

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (9.5%) [1]
Money Market Fund (8.9%)
[3,4]	Vanguard Market Liquidity Fund	0.440%		33,439,000	33,439
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.6%)
[5,6]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	2,000	2,000
[5,6]	Federal National Mortgage Assn.	0.541%	7/30/09	100	100
					2,100
Total Temporary Cash Investments (Cost $35,537)					35,539
Total Investments (102.0%) (Cost $564,052)					381,277
Other Assets and Liabilities-Net (-2.0%)[4]					(7,602)
Net Assets (100%)					373,675

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,984,000.
1

The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 96.9% and 5.1%, respectively, of net assets.

2	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $7,413,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $2,100,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $564,052,000. Net unrealized depreciation of investment securities for tax purposes was $182,775,000, consisting of unrealized gains of $15,265,000 on securities that had risen in value since their purchase and $198,040,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	387	16,304	709

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small Company Growth Portfolio

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	379,177	709
Level 2- Other significant observable inputs	2,100	-
Level 3- Significant unobservable inputs	-	-
Total	381,277	709

Vanguard International Portfolio

Schedule of Investments

As of March 31, 2009

Shares	Market Value ($000)
Common Stocks (94.2%)[1]
Australia (3.9%)

	Woolworths Ltd.	714,800	12,407
	Woodside Petroleum Ltd.	365,000	9,722
	Brambles Ltd.	1,753,100	5,848
	James Hardie Industries NV	1,497,700	4,382
	Foster's Group Ltd.	732,600	2,576
	Orica Ltd.	154,710	1,596
	Amcor Ltd.	384,720	1,190
	Sims Metal Management Ltd.	65,403	777

			38,498
Austria (0.1%)
	Wienerberger AG	84,835	668

Belgium (0.0%)
	Barco NV	31,073	443

Brazil (6.1%)
	Petroleo Brasileiro SA Series A ADR	976,300	23,919
*	Itau Unibanco Banco Multiplo SA	965,750	10,507
	Redecard SA	685,929	8,312
	Companhia Vale do Rio Doce Sponsored ADR	467,300	5,271
	Banco Itau Holding Financeira SA	388,705	4,290
	Companhia Vale do Rio Doce Pfd. Class A	237,583	2,746
	BM&F BOVESPA SA	703,133	2,137
	Petroleo Brasileiro SA Pfd.	135,000	1,666
	Banco do Brasil SA	107,031	790
	Votorantim Celulose e Papel SA Pfd.	69,000	319

			59,957
Canada (1.3%)
	Niko Resources Ltd.	165,000	7,679
	Cameco Corp.	147,807	2,526
	Suncor Energy, Inc.	72,886	1,627
^	Sherritt International Corp.	172,631	404
	Harry Winston Diamond Corp.	52,286	151
[2]	Harry Winston Diamond Private Placement	8,314	23

			12,410
China (6.5%)
	China Mobile (Hong Kong) Ltd.	1,459,000	12,709
	China Unicom Ltd.	8,790,000	9,173
	Ctrip.com International Ltd. ADR	198,300	5,433
	CNOOC Ltd.	5,181,500	5,207
^	Industrial and Commercial Bank of China Ltd. Class H	9,557,000	4,967
	Ping An Insurance (Group) Co. of China Ltd.	834,000	4,965
	China Resources Enterprise Ltd.	2,956,000	4,585
	Denway Motors Ltd.	10,506,000	4,071
^	China Overseas Land & Investment Ltd.	2,144,480	3,361

*	Baidu.com, Inc.	14,700	2,596
^	China Construction Bank	4,189,000	2,378
	Dongfang Electrical Corp Ltd.	1,035,400	2,316
	Chaoda Modern Agriculture Holdings Ltd.	1,755,135	1,046
*	Want Want China Holdings Ltd.	1,393,000	646

			63,453
Denmark (2.1%)
*	Vestas Wind Systems A/S	183,999	8,083
	Novo Nordisk A/S B Shares	163,900	7,858
	Novozymes A/S	48,600	3,516
	AP Moller-Maersk A/S B Shares	221	971

			20,428
Finland (1.0%)
	Nokia Oyj	824,000	9,637

France (7.9%)
	L'Oreal SA	265,700	18,266
^	Essilor International SA	330,900	12,785
	Total SA	243,499	12,041
	Groupe Danone	209,407	10,190
	Axa	520,000	6,241
	Pinault-Printemps-Redoute SA	76,700	4,917
	ArcelorMittal (Amsterdam Shares)	194,500	3,969
	Gaz de France	115,000	3,944
	Publicis Groupe SA	69,052	1,770
^	European Aeronautic Defence and Space Co.	113,443	1,318
	Societe Generale Class A	29,593	1,158

			76,599
Germany (6.8%)
	SAP AG	739,000	25,841
	E.On AG	333,000	9,235
	Adidas AG	214,135	7,107
	Porsche AG	129,800	6,081
	Bayerische Motoren Werke AG	183,000	5,279
	Celesio AG	175,000	3,222
	ThyssenKrupp AG	172,000	3,001
*,^	Q-Cells AG	115,330	2,246
	Fresenius Medical Care AG	40,422	1,568
	Siemens AG	25,421	1,451
	Symrise AG	118,375	1,397

			66,428
Hong Kong (4.7%)
	Swire Pacific Ltd. A Shares	2,155,500	14,375
	Esprit Holdings Ltd.	2,104,221	10,737
	Hong Kong Exchanges & Clearing Ltd.	798,000	7,531
	Shangri-La Asia Ltd.	5,590,000	6,349
	Sun Hung Kai Properties Ltd.	355,000	3,185
^	Li & Fung Ltd.	1,348,000	3,160
	Techtronic Industries Co., Ltd.	2,022,152	938

			46,275
India (0.4%)
*	Bharti Airtel Ltd.	197,117	2,440

	Reliance Capital Ltd.	186,700	1,304

			3,744
Ireland (0.2%)
	Kerry Group PLC A Shares	81,383	1,650

Israel (2.0%)
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	361,632	16,292
	Makhteshim-Agan Industries Ltd.	756,318	3,186

			19,478
Italy (0.8%)
	Intesa Sanpaolo SpA	3,013,736	8,289

Japan (13.2%)
	Canon, Inc.	719,500	20,975
	SMC Corp.	132,500	12,914
	Toyota Motor Corp.	317,200	10,076
	Nintendo Co.	33,200	9,712
	Mitsui Sumitomo Insurance Group Holdings, Inc.	326,800	7,700
	Honda Motor Co., Ltd.	286,000	6,808
	Nippon Telegraph and Telephone Corp.	157,800	6,022
	Hoya Corp.	271,800	5,409
	Yamada Denki Co., Ltd.	129,870	5,125
^	Rakuten, Inc.	10,052	4,838
	Japan Tobacco, Inc.	1,728	4,619
	Mitsubishi Corp.	321,900	4,267
	Mitsubishi UFJ Financial Group	789,300	3,889
	Rohm Co., Ltd.	74,700	3,732
	Ushio Inc.	249,800	3,531
	Nomura Holdings Inc.	671,400	3,406
	Uni-Charm Corp.	55,400	3,368
	Kyocera Corp.	44,200	2,950
	Trend Micro Inc.	88,500	2,528
	Central Japan Railway Co.	398	2,244
	Astellas Pharma Inc.	51,500	1,594
^	Square Enix Co., Ltd.	83,500	1,584
	Yamaha Motor Co., Ltd.	140,700	1,262

			128,553
Luxembourg (0.1%)
	Reinet Investments SA	56,052	516

Mexico (1.1%)
	America Movil SA de CV Series L ADR	287,200	7,777
	Wal-Mart de Mexico SA	1,077,300	2,515
	Consorcio ARA SA de CV	1,775,633	469

			10,761
Netherlands (1.9%)
	Unilever NV	501,800	9,886
	Heineken Holding NV	190,627	4,621
	SBM Offshore NV	212,824	2,831
	TNT NV	63,133	1,082
	ING Groep NV	78,917	432

			18,852

Norway (0.1%)
	StatoilHydro ASA	76,845	1,345

Russia (0.9%)
	OAO Gazprom-Sponsored ADR (London Line)	615,449	9,120

Singapore (1.6%)
	Jardine Matheson Holdings Ltd.	367,000	6,673
	Jardine Strategic Holdings Ltd.	470,000	4,658
	Singapore Exchange Ltd.	849,000	2,853
	DBS Group Holdings Ltd.	192,075	1,071
	Jardine Matheson Holdings Ltd. (U.S. Shares)	11,600	218

			15,473
South Africa (0.5%)
	Impala Platinum Holdings Ltd.	225,800	3,779
	MTN Group Ltd.	108,510	1,204

			4,983
South Korea (1.0%)
	Samsung Electronics Co., Ltd.	14,800	6,115
	Samsung Fire & Marine Insurance Co.	24,600	2,865
	Hankook Tire Co. Ltd.	120,000	1,154

			10,134
Spain (2.0%)
	Industria de Diseno Textil SA	227,300	8,858
	Banco Santander SA	894,625	6,168
	Telefonica SA	220,000	4,387

			19,413
Sweden (2.9%)
	Atlas Copco AB A Shares	1,745,478	13,106
	Sandvik AB	1,354,695	7,760
	Svenska Handelsbanken AB A Shares	229,577	3,244
^	Oriflame Cosmetics SA	75,000	2,342
	Telefonaktiebolaget LM Ericsson AB Class B	217,021	1,755

			28,207
Switzerland (8.6%)
	Nestle SA (Registered)	453,147	15,309
	Syngenta AG	61,900	12,443
	Roche Holdings AG	90,006	12,353
*	UBS AG	1,095,918	10,275
	Novartis AG (Registered)	255,309	9,659
	Credit Suisse Group (Registered)	275,000	8,373
	Compagnie Financiere Richemont SA	409,477	6,393
	Geberit AG	62,840	5,645
	Adecco SA (Registered)	66,455	2,077
	Holcim Ltd. (Registered)	34,526	1,230

			83,757
Taiwan (0.9%)
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,689,757	7,062
	Compal Electronics Inc.	1,724,580	1,239

			8,301

Turkey (0.4%)
*	Turkiye Garanti Bankasi A.S.	2,586,000	3,660

United Kingdom (15.2%)
	Tesco PLC	5,022,100	23,994
	BG Group PLC	1,045,500	15,771
	BHP Billiton PLC	692,700	13,664
	British American Tobacco PLC	552,830	12,771
	Standard Chartered PLC	955,300	11,862
	Vodafone Group PLC	6,063,000	10,571
	Rolls-Royce Group PLC	1,767,953	7,447
	Rio Tinto PLC	156,500	5,255
	Admiral Group PLC	422,500	5,169
*	Cairn Energy PLC	148,300	4,623
	Bunzl PLC	589,501	4,617
	Rexam PLC	1,089,794	4,211

	Capita Group PLC	416,129	4,047
*	WPP PLC	660,000	3,712
	Meggitt PLC	1,689,000	3,108
	Morrison Supermarkets PLC	638,000	2,336
*	Signet Jewelers Ltd.	172,000	1,988
	The Sage Group PLC	812,000	1,968
	GlaxoSmithKline PLC	123,307	1,920
	Unilever PLC	98,646	1,865
	Intertek Testing Services PLC	130,000	1,649
	Ultra Electronics Holdings PLC	99,632	1,556
	Lloyds Banking Group PLC	1,284,000	1,300
	Victrex PLC	159,664	1,163
	HSBC Holdings PLC	173,772	968
^	Inchcape PLC	420,194	456
	Group 4 Securicor PLC	55,404	154
*	HSBC Holdings PLC Rights Exp. 04/03/2009	72,405	146

			148,291
Total Common Stocks (Cost $1,412,228)			919,323

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (6.9%)[1]
Money Market Fund (5.8%)
[3,4]	Vanguard Market Liquidity Fund	0.440%		56,898,072	56,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.1%)
[5,6]	Federal Home Loan Bank	0.350%	4/17/09	2,000	2,000
[5,6]	Federal Home Loan Mortgage Corp.	0.954%	4/24/09	400	400
[5,6]	Federal National Mortgage Assn.	0.426%	9/23/09	8,000	7,985

					10,385
Total Temporary Cash Investments (Cost $67,281)					67,283
Total Investments (101.1%) (Cost $1,479,509)					986,606
Other Assets and Liabilities-Net (-1.1%)[4]					(10,954)
Net Assets (100%)					975,652

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $26,186,000.
1

The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.4% and 2.7%, respectively, of net assets.

2	Restricted security represents 0.00% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $27,216,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $9,135,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At March 31, 2009, the cost of investment securities for tax purposes was $1,479,509,000. Net unrealized depreciation of investment securities for tax purposes was $492,903,000, consisting of unrealized gains of $23,397,000 on securities that had risen in value since their purchase and $516,300,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Currency Contracts: The portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The portfolio is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The portfolio may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the portfolio's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
MSCI Pan-Euro Index	1,921	29,841	863
Topix Index	141	11,092	1,141

A

At March 31, 2009, the portfolio had open forward currency contracts to receive and deliver currencies as follows:

Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation (Depreciation ($000)
	Receive		Deliver
6/24/09	EUR	21,826	USD	28,982	(981)
6/17/09	JPY	997,575	USD	10,113	(52)

EUR – Euro. JPY – Japanese yen. USD – U.S. Dollar. Unrealized appreciation (depreciation) on open forward currency contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard International Portfolio

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the portfolio's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Forward Currency Contracts ($000)
Level 1- Quoted prices	164,542	2,004	(1,033)
Level 2- Other significant observable inputs	822,041	-	-
Level 3- Significant unobservable inputs	23	-	-
Total	986,606	2,004	(1,033)

The following table summarizes the portfolio's investments as of March 31, 2009, based on the inputs used to value them:

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2009:

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of December 31, 2008	36
Change in Unrealized Appreciation (Depreciation)	(13)
Balance as of March 31, 2009	23

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	May 18, 2009

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	May 18, 2009

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.